                                            LOOMIS SAYLES AGGRESSIVE GROWTH FUND

                                             LOOMIS SAYLES EMERGING MARKETS FUND

                                            LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

                                                       LOOMIS SAYLES GROWTH FUND

                                         LOOMIS SAYLES INTERNATIONAL EQUITY FUND

                                                     LOOMIS SAYLES RESEARCH FUND

                                             LOOMIS SAYLES SMALL CAP GROWTH FUND

                                              LOOMIS SAYLES SMALL CAP VALUE FUND

               LOOMIS SAYLES VALUE FUND (formerly Loomis Sayles Core Value Fund)

                                                    LOOMIS SAYLES WORLDWIDE FUND

                         [LOGO OF LOOMIS SAYLES FUNDS]

                SEMI-ANNUAL REPORT

                MARCH 31, 2001

TABLE OF CONTENTS


Corporate Overview                                        1

Letter from the President                                 3

Economic and Market Overview                              4

Institutional Class Total Return vs. Lipper Category
Average and
Lipper Category Index                                     6

Fund and Manager Reviews                                  8

Portfolio of Investments                                 28

Statements of Assets and Liabilities                     72

Statements of Operations                                 74

Statements of Changes in Net Assets                      76

Financial Highlights                                     86

Notes to Financial Statements                           110

CORPORATE OVERVIEW

LOOMIS SAYLES FUNDS

Loomis Sayles Funds is a Boston-based family of predominantly no-load mutual funds advised by Loomis, Sayles & Company, L.P.

From the outset, Loomis Sayles has recognized the importance of maintaining an environment that provides our portfolio managers with the independence they need to perform effectively. This culture has enabled us to consistently attract talented investment professionals to our ranks -- to achieve the best possible results for our shareholders.

In concert with one of the largest and most experienced staff of career analysts and economists in the industry today, Loomis Sayles' portfolio managers take the lead in uncovering investment opportunities in the ever-changing global markets.


PHONE 800-626-9390 FOR INFORMATION ABOUT:

 . Establishing an account

 . Account procedures and status

 . Exchanges

 . Shareholder services

PHONE 800-633-3330 FOR ALL OTHER FUND INFORMATION:

To request any of the following, press or say the number

1 Automated account balances, last transaction, and distribution information

2 Speak to a customer service representative regarding an existing account

3 Net asset values and yields

4 Speak to a marketing representative

5 Advisory and broker/dealer services

6 Institutional and high net worth operations, trading and client services

As always, we are interested in your comments and in answering any questions. For more complete information about any of the Loomis Sayles Funds, including charges and expenses, please call Loomis Sayles Distributors, L.P. for a free prospectus at 800-633-3330 Monday through Friday, 8:45 a.m. to 4:45 p.m. EST. Read it carefully before you invest or send money.

                      [This Page Intentionally Left Blank]

LETTER FROM THE PRESIDENT

[PHOTO OF DANIEL J. FUSS]

DANIEL J. FUSS
President and Portfolio Manager

Dear Shareholders:

The six-month period ended March 31, 2001, was an excellent lesson in the importance of broad portfolio diversification. As history continues to demonstrate, stocks and bonds have an inverse relationship, and investing in a diversified portfolio may be the key to consistent, long-term performance.

A combination of a rapidly-slowing economy, lower interest rates, earnings disappointments and general market, economic and corporate uncertainty shook up the financial markets and led to broad performance disparities between asset classes and among styles. Overall, bonds fared much better than stocks, and the higher the quality, the better the performance. Corporate bonds improved somewhat later in the period, but spreads, or the difference in yield between corporate bonds and comparable-maturity Treasuries, remain historically wide. Nevertheless, we view this as a major buying opportunity for corporate bonds.

Within the stock market, growth stocks remained deep in the doldrums, while value stocks held their own. For stock investors, smaller was better, as investors shunned larger-cap stocks in favor of better valuations and stronger earnings prospects within the smaller-cap universe. All the carnage in the growth-stock area, particularly among technology stocks, has created some promising buying opportunities. Quality stocks that once were untouchable because their valuations had gotten too high have fallen to attractive levels.

Looking ahead, there are many reasons to remain optimistic toward the financial markets. The most important fundamental--peace in the world--has not changed. Also, the economies of the world have slowed and, as such, are not pulling liquidity away from the financial markets. Furthermore, central banks around the world recognize the economic situation and are moving toward easing. Thus, the liquidity underpinning of the markets is certainly as good as it normally gets.

Sincerely,

/s/ Daniel J. Fuss
Daniel J. Fuss
President
Loomis Sayles Funds

ECONOMIC AND MARKET OVERVIEW


SEMI-ANNUAL REPORT FOR THE PERIOD ENDED MARCH 31, 2001

STOCK MARKET REVIEW
The volatility in the market during the past six months has certainly tested the mettle of even the most ardent of stock investors. As difficult as it can be to remain focused on long-term goals, we believe those that do will ultimately be rewarded for their steadfastness. Investors should find some solace in knowing that historically, each time the market has experienced an extended period of decline it has come back to set new highs.

When the turnaround will begin remains unknown. What is known is that the tech heavy NASDAQ Index plunged 50 percent for the six-month period ended March 31, 2001. A drop of this magnitude in any domestic index has not been seen since the early days of the Great Depression, when the Dow Jones Industrial Average
(DJIA) fell 89 percent from September 1929 to May 1932. The S&P 500 Index was down nearly 19 percent for the six-month period ended March 31, 2001, its biggest decline since 1987.

Investors looked for a market bottom--a defining moment akin to "Black Monday" in 1987 when the Dow Jones Industrial Average sank 508 points in a single day-- but it continued to move lower. Instead, there were indications that rather than one final cataclysmic drop the market was in the midst of a period of rolling capitulations--systematically taking down industry groups one-by-one. This clearly has been the case in technology.

That's not to say that there has been no place for investors to make money. In the last six months, a number of sectors provided positive returns for investors, including consumer staples (+6.4%), retail (+4.2%), transportation (+18.4%), and basic materials (+15.0%).

Some of this is attributable to the fact that consumer spending has held up better than business spending of late, and part of it is simply the result of a natural rotation in the market, where sellers of technology stocks became buyers in stocks with very different economic fundamentals such as higher sensitivity to changes in interest rates.

BOND MARKET REVIEW
If investors took away one important lesson from the past six months, it was that diversification still matters. According to the Lehman Aggregate and S&P 500 Indices, bonds culminated 2000 by handily outperforming stocks by almost 20 percent for the year and continued their dominance over equities (+3.2 percent vs. -12.1 percent) right through the first quarter of 2001.

Treasuries played an important role in powering bond returns. In the fourth quarter of 2000, the major driver was the rising fear that the economy was slowing much more rapidly than earlier anticipated. Seemingly overnight, bondholders switched from looking for a "soft landing" to debating the probability of a recession. Treasury yields plunged as investors thought the Federal Reserve Board might soon begin pushing interest rates lower in an attempt to avert a recession. They were correct.

Looking to bouy the economy, the Federal Reserve Board stepped in and cut interest rates three times in the first quarter 2001, reducing the overnight rate by 1.5 percent. Three-month Treasury bill yields fell from 5.90 percent on December 31 to 4.28 percent on March 31, while the 30-year Treasury remained perfectly steady at 5.46 percent. The two January easings spurred a strong rally in corporate bonds, particularly high yields which jumped 7.5 percent. Although, as earnings disappointments and renewed fears of recession continued to mount in February, the market had all it could do to hold its own.

The rapid decline in interest rates significantly impacted mortgage-backed securities, as homeowners rushed to refinance their mortgages at the newly available lower rates. This meant that older, higher-yielding mortgage-backed securities were disappearing from the market and being replaced with newer, lower-yielding ones.

Based on several Lehman Indices, for the six-month period, investment-grade bonds as a group were up 7.4 percent, with credits edging out government issues by a margin of 7.8 percent to 7.6 percent. Mortgage-backed securities (which make up over one-third of this universe) lagged at 6.7 percent. High yield securities, despite the strong January rebound, returned a scant 0.8 percent for the period.

INSTITUTIONAL CLASS


TOTAL RETURN(/1/) VS. LIPPER CATEGORY AVERAGE AND LIPPER CATEGORY INDEX(/2/)
FOR THE PERIODS ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                              6                                     SINCE
                           MONTHS   1 YEAR   3 YEARS 5 YEARS INCEPTION(/3/)(/4/)
--------------------------------------------------------------------------------
 LOOMIS SAYLES AGGRESSIVE
 GROWTH FUND               -57.16%  -54.41%   22.01%   NA           22.37%
 Lipper Multi-Cap Growth
  Funds Average            -38.69%  -40.21%   4.69%    NA           10.56%
 Rank                        NA     329/405   6/268    NA           7/213
 Percentile                  NA       82        6      NA             4
 Lipper Multi-Cap Growth
  Funds Index              -36.85%  -40.20%   3.06%    NA           10.62%
 LOOMIS SAYLES EMERGING
 MARKETS FUND              -31.46%  -52.07%    NA      NA           1.32%
 Lipper Emerging Markets
  Funds Average            -18.92%  -37.33%    NA      NA          -22.69%
 Rank                        NA     185/186    NA      NA          94/182
 Percentile                  NA       99       NA      NA            52
 Lipper Emerging Markets
  Funds Index              -18.80%  -36.97%    NA      NA          -18.88%
 LOOMIS SAYLES GLOBAL
 TECHNOLOGY FUND           -62.28%  -66.05%    NA      NA          -46.85%
 Lipper Science and
  Technology Funds
  Average                  -57.02%  -62.22%    NA      NA          -53.76%
 Rank                        NA     141/219    NA      NA          87/178
 Percentile                  NA       65       NA      NA            49
 Lipper Science and
  Technology Funds Index   -54.55%  -60.21%    NA      NA          -51.02%
 LOOMIS SAYLES GROWTH
 FUND                      -40.01%  -40.91%   -0.28%  8.82%         11.02%
 Lipper Large-Cap Growth
  Funds Average            -34.06%  -37.59%   2.08%   11.22%        12.24%
 Rank                        NA     496/732  344/468 215/283        75/94
 Percentile                  NA       68       74      76            79
 Lipper Large-Cap Growth
  Funds Index              -36.48%  -42.10%   0.16%   10.97%        12.33%
 LOOMIS SAYLES
 INTERNATIONAL EQUITY
 FUND                      -25.77%  -42.13%   2.55%   6.99%         7.96%
 Lipper International
  Funds Average            -18.14%  -27.86%   -0.15%  4.95%         7.14%
 Rank                        NA     660/703  117/530 83/319         22/58
 Percentile                  NA       94       23      26            38
 Lipper International
  Funds Index              -16.54%  -26.30%   0.09%   6.24%         7.85%

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

(/1/)Total return for periods greater than one year represents average annual total return. Total returns shown reflect, if any, the effect of fee waivers and/or expense reimbursements. Without such waivers and/or expense reimbursements, performance and rankings would have been lower. Periods less than one year are not annualized.
(/2/)Lipper Category Average total return represents the average annual total return for all funds in each fund's corresponding investment category as determined by Lipper Inc. The Lipper Category Index total return represents the average annual total return of 30 funds, or 10 funds for the Lipper Emerging Markets Funds Index, Lipper Global Flexible Portfolio Funds Index and Lipper Science and Technology Funds Index in each fund's corresponding investment category as determined by Lipper. Rankings are based on the total return of each fund for the period relative to the total return of all funds in that fund's corresponding investment category. It is not possible to invest directly in an index.
 Source: Lipper, Inc.

--------------------------------------------------------------------------------

                             6                                     SINCE
                          MONTHS   1 YEAR   3 YEARS 5 YEARS INCEPTION(/3/)(/4/)
-------------------------------------------------------------------------------
 LOOMIS SAYLES RESEARCH
 FUND                     -27.34%    NA       NA      NA          -23.41%
 Lipper Large-Cap Core
  Funds Average           -19.59%    NA       NA      NA          -33.15%
 Rank                       NA       NA       NA      NA          108/803
 Percentile                 NA       NA       NA      NA            NA
 Lipper Large-Cap Core
  Funds Index             -20.12%    NA       NA      NA          -19.16%
 LOOMIS SAYLES SMALL
 CAP GROWTH FUND          -50.53%  -55.36%   1.70%    NA           8.39%
 Lipper Small-Cap
  Growth Funds Average    -30.61%  -33.74%   2.09%    NA           7.86%
 Rank                       NA     284/296  87/208    NA          66/155
 Percentile                 NA       96       42      NA            43
 Lipper Small-Cap
  Growth Funds Index      -32.23%  -36.87%   2.86%    NA           7.26%
 LOOMIS SAYLES SMALL
 CAP VALUE FUND            3.56%    9.17%    2.58%   12.51%        15.97%
 Lipper Small-Cap Value
  Funds Average            6.38%    15.68%   2.50%   11.54%        13.49%
 Rank                       NA     185/243  75/166   31/93         5/23
 Percentile                 NA       76       45      33            21
 Lipper Small-Cap Value
  Funds Index              6.07%    14.84%   1.24%   10.70%        12.45%
 LOOMIS SAYLES VALUE
 FUND                      1.58%    5.13%    0.30%   10.63%        12.45%
 Lipper Large-Cap Value
  Funds Average            -5.45%   -3.90%   2.29%   11.78%        12.83%
 Rank                       NA     44/275   151/201 87/134         35/47
 Percentile                 NA       16       75      65            73
 Lipper Large-Cap Value
  Funds Index              -7.42%   -6.09%   3.39%   12.70%        13.39%
 LOOMIS SAYLES
 WORLDWIDE FUND           -11.32%  -17.59%   10.30%   NA           11.06%
 Lipper Global Flexible
  Portfolio Funds
  Average                 -10.34%  -13.04%   2.38%    NA           8.05%
 Rank                       NA      62/90    5/82     NA           6/50
 Percentile                 NA       69        7      NA            12
 Lipper Global Flexible
  Portfolio Funds Index   -10.31%  -12.39%   3.55%    NA           8.09%

(/3/)Actual Inception Dates:

  Aggressive Growth
   Fund              December 31, 1996
  Emerging Markets
   Fund              November 9, 1999
  Global Technology
   Fund              January 31, 2000
  Growth Fund        May 16, 1991
  International
   Equity Fund       May 10, 1991
  Research Fund      July 31, 2000
  Small Cap Growth
   Fund              December 31, 1996
  Small Cap Value
   Fund              May 13, 1991
  Value Fund         May 13, 1991
  Worldwide Fund     May 1, 1996

(/4/)Lipper data is reported as of month end. For each fund with an inception date other than at month end such performance data is presented as of the month end following the funds' inception date.

FUND AND MANAGER REVIEW

                          LOOMIS SAYLES AGGRESSIVE GROWTH FUND

                          KEY FUND FACTS

                          Objective| Long-term capital growth

                          Strategy| Invests primarily in stocks with market capitalization falling within the capitalization range of the Russell Midcap Growth Index

[PHOTO]        [PHOTO]

CHRISTOPHER    DAVID L.
R. ELY          SMITH


              Fund Inception Date| 12/31/96

              Commencement of Operations of Class|
              Institutional: 1/2/97; Retail: 1/2/97; Admin: 7/31/00

              Expense Ratio| Institutional: 1.00%; Retail: 1.25%;
              Admin: 1.50%

              Total Net Assets (all classes)| $85.7 Million
[PHOTO]

 PHILIP C.
 FINE
--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional, Retail and Admin classes of the Aggressive Growth Fund returned -57.16%, -57.23% and - 57.26%, respectively, compared to the -42.50% return for the Fund's benchmark, the Russell Midcap Growth Index. The average multi-cap growth fund, as measured by Lipper, Inc., posted a total return of -38.69% for the same period.

PORTFOLIO REVIEW
Growth stocks of all sizes declined significantly during the period, as a rapidly slowing economy led to a growing number of earnings disappointments and analyst downgrades. This, combined with the ongoing collapse of the "dot-coms" and a significant tightening of the capital markets, turned what had been a sharp correction into a bear market.

In this difficult environment, we reduced exposure to some of the most economically sensitive issues and those with very high multiples, such as technology stocks. The Fund was significantly more diversified, with technology, healthcare, financial services and energy among the largest sectors. Nevertheless, the Fund remained slightly over-weighted in technology securities and under-weighted in healthcare securities. Both of these decisions hurt overall performance, as healthcare was an area of relative strength and technology was a weak performer.

PORTFOLIO POSITIONING
For several months we have been scaling back our exposure to stocks with very high price/earnings multiples. But, we have not changed our stripes and chased value stocks and other defensive plays that are outside our style universe. Just as most market commentators ignored negative signs on interest rates, monetary policy, tax policy and future earnings comparisons a year ago, they are downplaying what we believe is the foundation for a rebound in the same fundamental drivers of stock performance. Although it is unlikely we will see a repeat of 1999, we do believe that the better growth stocks will rebound as investors realize the extent to which valuations have fallen.

/s/ Christopher R. Ely          /s/ Davil L. Smith                 /s/ Philip C. Fine
Christopher R. Ely              David L. Smith                     Philip C. Fine

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

-----------------------------------------------------------------------------
                                                                    SINCE
                                        6 MONTHS 1 YEAR  3 YEARS INCEPTION(a)
-----------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
 (INSTITUTIONAL)                        -57.16%  -54.41% 22.01%     22.37%
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
 (RETAIL)                               -57.23%  -54.57% 21.66%     22.02%
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
 (ADMIN)(B)                             -57.26%  -54.99% 21.09%     21.40%
Lipper Multi-Cap Growth Funds Index(c)  -36.85%  -40.20%  3.06%     10.62%
Russell Midcap Growth Index(d)          -42.50%  -45.42%  1.74%      9.04%

                                     CUMULATIVE PERFORMANCE--12/31/96 TO 3/31/01

                                    [GRAPH]

                Lipper Multi Cap Growth Funds Index     Loomis Sayles Aggressive Growth Fund       Russell Midcap Growth Index
 12/31/96                    10,000                                     10,000                           10,000
  1/31/97                    10,480                                     10,620                           10,443
  2/28/97                    10,191                                     10,290                           10,213
  3/31/97                     9,665                                      9,630                            9,635
  4/30/97                     9,971                                      9,740                            9,872
  5/31/97                    10,817                                     10,620                           10,756
  6/30/97                    11,223                                     10,720                           11,054
  7/31/97                    12,257                                     11,810                           12,112
  8/31/97                    11,921                                     11,540                           11,994
  9/30/97                    12,675                                     12,570                           12,601
 10/31/97                    12,115                                     12,290                           11,970
 11/30/97                    12,191                                     11,910                           12,096
 12/31/97                    12,295                                     12,265                           12,254
  1/31/98                    12,349                                     11,625                           12,033
  2/28/98                    13,376                                     12,553                           13,165
  3/31/98                    14,029                                     12,980                           13,717
  4/30/98                    14,191                                     13,322                           13,903
  5/31/98                    13,652                                     12,724                           13,331
  6/30/98                    14,354                                     13,375                           13,708
  7/31/98                    14,004                                     12,692                           13,121
  8/31/98                    11,412                                     10,119                           10,617
  9/30/98                    12,234                                     11,219                           11,420
 10/31/98                    12,922                                     11,977                           12,261
 11/30/98                    13,821                                     12,073                           13,088
 12/31/98                    15,344                                     13,680                           14,443
  1/31/99                    16,287                                     13,813                           14,876
  2/28/99                    15,438                                     13,537                           14,149
  3/31/99                    16,317                                     17,363                           14,937
  4/30/99                    16,713                                     18,248                           15,617
  5/31/99                    16,391                                     18,923                           15,416
  6/30/99                    17,537                                     21,400                           16,493
  7/31/99                    17,142                                     21,234                           15,968
  8/31/99                    16,970                                     22,473                           15,802
  9/30/99                    16,873                                     22,207                           15,667
 10/31/99                    18,062                                     27,803                           16,879
 11/30/99                    19,510                                     32,629                           18,626
 12/31/99                    22,456                                     40,738                           21,851
  1/31/00                    22,229                                     41,880                           21,847
  2/29/00                    25,782                                     56,943                           26,440
  3/31/00                    25,681                                     51,718                           26,467
  4/30/00                    23,528                                     46,828                           23,898
  5/31/00                    21,941                                     42,110                           22,156
  6/30/00                    24,117                                     48,073                           24,507
  7/31/00                    23,360                                     46,932                           22,955
  8/31/00                    25,890                                     55,547                           26,417
  9/30/00                    24,317                                     55,028                           25,125
 10/31/00                    22,905                                     46,678                           23,406
 11/30/00                    19,153                                     34,943                           18,320
 12/31/00                    19,750                                     38,459                           19,284
  1/31/01                    20,150                                     35,283                           20,386
  2/28/01                    17,201                                     27,549                           16,860
  3/31/01                    15,357                                     23,577                           14,447

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional and Retail Classes of shares is December 31, 1996. Inception date of the Admin Class of shares is July 31, 2000.
(b) Performance shown for periods prior to the inception date of the Admin Class (July 31, 2000) represent the performance of the Institutional Class of shares during the periods shown adjusted to reflect the current levels of management and 12b-1 fees payable by the respective Class of shares.
(c) The Lipper Multi-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the multi-cap growth funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(d) The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.

FUND AND MANAGER REVIEW

[PHOTO]       [PHOTO]

ESWAR MENON   ALEXANDER MUROMCEW

[PHOTO]

JOHN TRIBOLET

LOOMIS SAYLES EMERGING MARKETS FUND

KEY FUND FACTS

Objective| Long-term capital growth

Strategy| Invests primarily in stocks of issuers located in countries with emerging securities markets

Fund Inception Date| 11/9/99

Commencement of Operations of Class| Institutional: 11/9/99; Retail: 5/9/00

Expense Ratio| Institutional: 2.25%; Retail: 2.50%

Total Net Assets (all classes)| $2.6 Million
--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional and Retail classes of the Emerging Markets Fund returned -31.46% and -31.71%, respectively, compared to the -18.05% return for the Fund's benchmark, the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index GD. The average emerging markets fund, as measured by Lipper, Inc., posted a total return of -18.92% for the same period.

PORTFOLIO REVIEW
The emerging markets declined in tandem with the U.S. market for the period. Growth stocks under performed value stocks around the world, and countries with heavy technology exposure, such as Israel, were hurt the most. Of note, Mexican and Taiwanese securities saw strong declines in the first half of the period, but rebounded in the second half. Mexico was able to shirk the concerns over lower exports to the United States by experiencing good gains in the petroleum area and renewed investment interest due to the stabilized and positive political situation. The Fund's position in Taiwanese securities performed well due to its exposure to semiconductor stocks, which bounced back from the tremendous lows seen in the fourth quarter of 2000. The Fund benefited from an over-weight position in Mexican securities, but an under-weight position in Taiwanese securities hurt relative performance.

PORTFOLIO POSITIONING
The Fund maintains a very defensive posture, with assets diversified across countries, sectors and issues. The Fund holds over-weight positions in the consumer discretionary, financial services, telecommunication and information technology sectors and in the securities of Brazil, Hong Kong, India, Israel, Mexico and the Philippines.


/s/ Eswar Menon            /s/ Alexander Muromcew                     /s/ John Tribolet
Eswar Menon                Alexander Muromcew                         John Tribolet

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

--------------------------------------------------------------------------------
                                                                       SINCE
                                                   6 MONTHS 1 YEAR  INCEPTION(a)
--------------------------------------------------------------------------------
 LOOMIS SAYLES EMERGING MARKETS FUND
  (INSTITUTIONAL)                                   -31.46% -52.07%      1.32%
 LOOMIS SAYLES EMERGING MARKETS FUND (RETAIL)(B)    -31.71% -52.38%      0.82%
 Lipper Emerging Markets Funds Index(c)             -18.80% -36.97%    -18.88%
 Morgan Stanley Capital International EMF Index
  GD(d)                                             -18.05% -35.95%    -26.06%

                                     CUMULATIVE PERFORMANCE--11/30/99 TO 3/31/01

                                    [GRAPH]

                Lipper Emerging        Loomis Sayles                Morgan Stanley Capital
                Markets Fund Index     Emerging Markets Fund        International EMF Index GD
 11/30/99                10,000                   10,000                    10,000
 12/31/99                11,757                   12,935                    11,272
  1/31/00                11,621                   12,310                    11,339
  2/29/00                11,966                   15,478                    11,489
  3/31/00                12,002                   15,989                    11,545
  4/30/00                10,696                   13,115                    10,450
  5/31/00                10,127                   11,588                    10,018
  6/30/00                10,629                   12,340                    10,371
  7/31/00                10,195                   11,813                     9,838
  8/31/00                10,301                   12,491                     9,886
  9/30/00                 9,316                   11,181                     9,023
 10/31/00                 8,621                   10,429                     8,369
 11/30/00                 7,841                    8,664                     7,637
 12/31/00                 8,125                    9,202                     7,822
  1/31/01                 9,066                   10,264                     8,896
  2/28/01                 8,363                    8,987                     8,197
  3/31/01                 7,565                    7,663                     7,394

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Funds.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional Class of shares is November 9, 1999. Since Lipper Emerging Markets Funds Index and Morgan Stanley Capital International EMF Index performance data is not available coincident with this date, comparative performance is presented from November 30, 1999. Inception date of the Retail Class of shares is May 9, 2000.
(b) Performance shown for the period prior to the inception date of the Retail Class (May 9, 2000) represents the performance of the Institutional Class of shares during the period shown, adjusted to reflect the current fee payable by the respective class of shares (i.e. a .25% 12b-1 fee).
(c) The Lipper Emerging Markets Funds Index is an equally weighted unmanaged index of typically the 10 largest mutual funds within the emerging markets funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(d) The Morgan Stanley Capital International EMF Index GD is an unmanaged regional index comprised of 26 emerging market countries, with gross dividends reinvested. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower.

FUND AND MANAGER REVIEW

[PHOTO]               [PHOTO]

CHRISTOPHER R. ELY    ESWAR MENON

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

KEY FUND FACTS

Objective| Long-term capital growth

Strategy| Invests in stocks of technology companies located in the United States or abroad

Fund Inception Date| 1/31/00

Commencement of Operations of Class | Institutional: 1/31/00; Retail: 1/31/00

Expense Ratio| Institutional: 1.50%; Retail: 1.75%

Total Net Assets (all classes)| $4.1 Million

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional and Retail classes of the Global Technology Fund returned -62.28% and -62.35%, respectively, compared to the -18.24% return for the Fund's benchmark, the Morgan Stanley Capital International World Index ND. The average science and technology fund, as measured by Lipper, Inc., posted a total return of -57.02% for the same period.

PORTFOLIO REVIEW
The past six months have been dismal for growth investors and particularly grim for technology investors. Technology stocks of all sizes continued to suffer around the globe. A surprisingly rapid deceleration in economic activity resulted in a growing number of earnings disappointments and analyst downgrades. The deteriorating macro environment along with the ongoing collapse of the "dot-coms" and a significant tightening of the capital markets turned what had been a sharp correction into a severe bear market.

Although the Fund had little direct exposure to the "dot-coms," the impact of almost-daily disappointments and company failures further worsened the already-negative technology environment. There was no place to hide, so we reduced exposure to companies that appeared to be hit harder than most. We maintained or increased exposure to the companies we believe will be the leaders when the economy and market rebound.

PORTFOLIO POSITIONING
We will continue to focus on high-quality technology firms that we believe are leaders in their market niches. We expect these companies to drive the Fund's performance once this current storm subsides. We continue to equally divide the cash flow of the Fund between the U.S. and the rest of the world, given our outlook for continued global volatility in the technology sector.

/s/ Christopher R. Ely                   /s/ Eswar Menon
Christopher R. Ely                       Eswar Menon

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

-------------------------------------------------------------------------------
                                                                      SINCE
                                                  6 MONTHS 1 YEAR  INCEPTION(a)
-------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND
 (INSTITUTIONAL)                                  -62.28%  -66.05%   -46.85%
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (RETAIL)     -62.35%  -66.17%   -47.33%
Lipper Science and Technology Funds Index(b)      -54.55%  -60.21%   -51.02%
Morgan Stanley Capital International World Index
 ND(c)                                            -18.24%  -25.10%   -19.73%
Morgan Stanley Capital International Information
 Technology Index GD(d)                           -49.07%  -61.29%   -48.84%

                                      CUMULATIVE PERFORMANCE--1/31/00 TO 3/31/01

                                    [GRAPH]

               Lipper Science &        Loomis Sayles         Morgan Stanley Capital           Morgan Stanley Capital
                  Technology              Global              International World           International Information
                  Funds Index         Technology Fund              Index ND                   Technology Index GD
  1/31/00            10,000               10,000                      10,000                          10,000
  2/29/00            12,694               13,520                      10,026                          11,168
  3/31/00            12,307               14,110                      10,717                          11,819
  4/30/00            10,870               12,130                      10,263                          10,874
  5/31/00             9,559               10,880                      10,002                           9,769
  6/30/00            11,008               12,740                      10,338                          10,724
  7/31/00            10,425               11,740                      10,045                          10,066
  8/31/00            12,007               13,690                      10,371                          11,027
  9/30/00            10,776               12,700                       9,818                           8,984
 10/31/00             9,594               10,790                       9,652                           8,296
 11/30/00             7,121                7,820                       9,065                           6,844
 12/31/00             7,047                8,330                       9,211                           6,273
  1/31/01             7,761                8,410                       9,392                           7,093
  2/28/01             5,738                6,090                       8,598                           5,190
  3/31/01             4,898                4,790                       8,027                           4,575

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

The Fund concentrates its investments in the technology sector, which may perform differently and be more or less volatile than the market as a whole, and accordingly, that sector may be more susceptible to economic, business or other developments, all of which may impact the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional and Retail Class of shares is January 31, 2000.
(b) The Lipper Science & Technology Funds Index is an equally weighted unmanaged index of typically the 10 largest mutual funds within the Science & Technology Funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.
     Source: Lipper Inc.
(c) The Morgan Stanley Capital International World Index ND is an unmanaged regional index comprised of 22 developed market countries, with net dividends reinvested (net of foreign withholding tax). It is not possible to invest directly in an index.
(d) The Morgan Stanley Capital International Information Technology Index GD, is an unmanaged regional and sectorial index comprised of 22 developed market countries, with gross dividends reinvested. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower.

FUND AND MANAGER REVIEW

[PHOTO]             [PHOTO]

MARK B. BARIBEAU    PAMELA N. CZEKANSKI

[PHOTO]

RICHARD SKAGGS


LOOMIS SAYLES GROWTH FUND

KEY FUND FACTS

Objective| Long-term growth of capital

Strategy| Invests in stocks with large market capitalization

Fund Inception Date| 5/16/91

Commencement of Operations of Class|

Institutional: 5/16/91; Retail: 1/2/97; Admin: 7/31/00

Expense Ratio| Institutional: 0.85%; Retail: 1.10%; Admin: 1.35%

Total Net Assets (all classes)| $27.4 Million

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional, Retail and Admin classes of the Growth Fund returned -40.01%, -40.01% and -40.04%, respectively, compared to the -18.75% return for the Fund's benchmark, the Standard & Poor's 500 Index. The average large-cap growth fund, as measured by Lipper, Inc., posted a total return of -34.06% for the same period.


PORTFOLIO REVIEW
Large-cap growth stocks remained on a downward course during the six-month period, led by the dramatic decline in technology stock prices. Earnings disappointments, weakening revenue growth and credit problems throughout the sector contributed to the downturn. In addition, profit outlooks deteriorated due to a sluggish economy. Given this activity, we reduced the Fund's technology weighting. Nevertheless, we maintained an over-weighting in aggressive technology stocks, which contributed to the Fund's relative under-performance.

The unsettled markets led us to take profits in brokerage and investment banking stocks and shift some of the proceeds to financial services companies more likely to benefit from lower interest rates and stronger mortgage markets going forward. Also, given the problems with natural gas and electricity supplies, we added energy exposure to the portfolio. These companies are benefiting from the deregulation of power, continued growth in demand and limited new capacity.

PORTFOLIO POSITIONING
Beginning in early February, we repositioned the Fund to seek to take advantage of narrow pockets of fundamental strength and to stem further declines. As such, with the Federal Reserve Board cutting interest rates, we increased our commitment to retail and media companies. Consumer spending appears to be better than the markets anticipated, due to strong job growth, low home mortgage rates and even a slight rebound in consumer confidence.

/s/ Mark B. Baribeau         /s/ Pamela N. Czekanski               /s/ Richard Skaggs
Mark B. Baribeau             Pamela N. Czekanski                   Richard Skaggs

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                   SINCE
                               6 MONTHS 1 YEAR  3 YEARS 5 YEARS INCEPTION(a)
----------------------------------------------------------------------------
LOOMIS SAYLES GROWTH FUND
 (INSTITUTIONAL)                -40.01% -40.91%  -0.28%   8.82%    11.02%
LOOMIS SAYLES GROWTH FUND
 (RETAIL)(B)                    -40.01% -41.00%  -0.46%   8.60%    10.91%
LOOMIS SAYLES GROWTH FUND
 (ADMIN)(B)                     -40.04% -41.89%  -1.16%   8.07%    10.50%
Lipper Large-Cap Growth Funds
 Index(c)                       -36.48% -42.10%   0.16%  10.97%    12.33%
S&P 500 Index(d)                -18.75% -21.68%   3.05%  14.18%    14.16%

                                      CUMULATIVE PERFORMANCE--5/31/91 TO 3/31/01

                                    [GRAPH]

                Lipper Large-Cap           Loomis Sayles
                Growth Funds Index          Growth Fund             S & P 500
                ------------------          -----------             ---------
  5/31/91             10,000                   10,000                10,000
  6/30/91              9,455                    9,287                 9,542
  7/31/91              9,974                   10,141                 9,987
  8/31/91             10,313                   10,582                10,223
  9/30/91             10,207                   10,750                10,052
 10/31/91             10,369                   11,116                10,187
 11/30/91              9,999                   10,422                 9,777
 12/31/91             11,190                   11,693                10,895
  1/31/92             11,171                   11,498                10,692
  2/29/92             11,242                   11,615                10,830
  3/31/92             10,865                   10,787                10,620
  4/30/92             10,811                   10,261                10,932
  5/31/92             10,927                   10,661                10,985
  6/30/92             10,608                   10,291                10,822
  7/31/92             10,993                   10,690                11,264
  8/31/92             10,800                   10,485                11,033
  9/30/92             10,994                   10,641                11,163
 10/31/92             11,216                   11,216                11,201
 11/30/92             11,788                   11,819                11,583
 12/31/92             11,961                   12,131                11,725
  1/31/93             12,012                   12,267                11,823
  2/28/93             11,795                   12,131                11,984
  3/31/93             12,170                   12,452                12,237
  4/30/93             11,795                   12,072                11,941
  5/31/93             12,240                   12,705                12,261
  6/30/93             12,338                   12,783                12,297
  7/31/93             12,254                   12,773                12,247
  8/31/93             12,763                   13,338                12,712
  9/30/93             12,954                   13,494                12,614
 10/31/93             13,102                   13,523                12,875
 11/30/93             12,837                   12,978                12,753
 12/31/93             13,236                   13,260                12,907
  1/31/94             13,718                   13,738                13,346
  2/28/94             13,496                   13,239                12,983
  3/31/94             12,835                   12,740                12,417
  4/30/94             12,897                   12,852                12,577
  5/31/94             12,975                   12,883                12,783
  6/30/94             12,491                   12,251                12,470
  7/31/94             12,850                   12,669                12,879
  8/31/94             13,508                   13,097                13,407
  9/30/94             13,187                   12,771                13,079
 10/31/94             13,524                   13,270                13,373
 11/30/94             13,026                   12,659                12,886
 12/31/94             13,127                   12,776                13,077
  1/31/95             13,229                   12,929                13,416
  2/28/95             13,685                   13,277                13,939
  3/31/95             14,073                   13,634                14,351
  4/30/95             14,457                   13,808                14,773
  5/31/95             14,935                   14,248                15,364
  6/30/95             15,698                   15,178                15,720
  7/31/95             16,552                   15,893                16,242
  8/31/95             16,644                   16,261                16,283
  9/30/95             17,262                   16,670                16,970
 10/31/95             17,164                   16,527                16,909
 11/30/95             17,704                   16,905                17,651
 12/31/95             17,711                   16,725                17,991
  1/31/96             18,232                   16,703                18,603
  2/29/96             18,642                   17,240                18,776
  3/31/96             18,651                   17,261                18,957
  4/30/96             19,094                   18,258                19,236
  5/31/96             19,658                   18,729                19,733
  6/30/96             19,481                   18,762                19,808
  7/31/96             18,438                   17,064                18,933
  8/31/96             18,991                   17,787                19,332
  9/30/96             20,313                   19,002                20,421
 10/31/96             20,566                   19,777                20,983
 11/30/96             21,896                   20,608                22,569
 12/31/96             21,352                   20,047                22,122
  1/31/97             22,706                   21,822                23,504
  2/28/97             22,380                   20,614                23,688
  3/31/97             21,233                   19,391                22,715
  4/30/97             22,398                   19,227                24,071
  5/31/97             23,918                   21,121                25,537
  6/30/97             24,920                   21,807                26,683
  7/31/97             27,301                   24,015                28,804
  8/31/97             25,812                   23,474                27,190
  9/30/97             27,238                   25,558                28,679
 10/31/97             26,292                   25,296                27,721
 11/30/97             26,877                   24,524                29,005
 12/31/97             27,244                   24,960                29,503
  1/31/98             27,726                   23,932                29,829
  2/28/98             29,843                   25,671                31,981
  3/31/98             31,232                   26,561                33,619
  4/30/98             31,755                   27,332                33,957
  5/31/98             31,045                   26,225                33,373
  6/30/98             32,822                   27,411                34,729
  7/31/98             32,806                   25,928                34,359
  8/31/98             27,449                   20,731                29,399
  9/30/98             29,446                   23,023                31,274
 10/31/98             31,345                   24,604                33,818
 11/30/98             33,497                   24,762                35,870
 12/31/98             37,180                   28,171                37,934
  1/31/99             39,594                   29,034                39,521
  2/28/99             37,968                   27,847                38,292
  3/31/99             40,127                   30,357                39,826
  4/30/99             40,264                   30,761                41,367
  5/31/99             38,930                   29,898                40,390
  6/30/99             41,636                   32,030                42,636
  7/31/99             40,329                   30,626                41,300
  8/31/99             40,338                   30,842                41,096
  9/30/99             39,928                   30,141                39,969
 10/31/99             42,990                   32,434                42,499
 11/30/99             45,115                   34,679                43,372
 12/31/99             50,125                   40,152                45,917
  1/31/00             48,113                   38,572                43,609
  2/29/00             50,644                   43,401                42,784
  3/31/00             54,198                   44,571                46,968
  4/30/00             50,004                   41,030                45,555
  5/31/00             47,126                   38,308                44,621
  6/30/00             50,242                   42,142                45,721
  7/31/00             49,224                   41,762                45,006
  8/31/00             53,482                   46,269                47,801
  9/30/00             49,403                   43,898                45,278
 10/31/00             46,791                   40,591                45,086
 11/30/00             40,513                   33,647                41,532
 12/31/00             40,261                   33,678                41,735
  1/31/01             41,433                   32,749                43,216
  2/28/01             35,018                   28,845                39,275
  3/31/01             31,380                   26,335                36,787






Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional Class of shares is May 16, 1991. Since Lipper Large-Cap Growth Funds Index and S&P 500 Index performance data is not available coincident with this date, comparative performance is presented from May 31, 1991. Inception dates of the Retail and Admin Classes of shares are December 31, 1996 and July 31, 2000, respectively.
(b) Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and the Admin Class (July 31, 2000) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares.
(c) The Lipper Large-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the Large-Cap Growth Funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(d) S&P 500 Index is a capitalization-weighted, unmanaged total return index comprised of 500 widely held common stocks, representing industrial, utility, transportation, and financial companies traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.

FUND AND MANAGER REVIEW

[PHOTO]       [PHOTO]

ESWAR MENON   ALEXANDER MUROMCEW

[PHOTO]

JOHN TRIBOLET

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

KEY FUND FACTS

Objective| High total investment return

Strategy| Invests primarily in stocks of companies organized or head-quartered outside of the United States

Fund Inception Date| 5/10/91

Commencement of Operations of Class|  Institutional: 5/10/91;
Retail: 1/2/97; Admin: 7/31/00

Expense Ratio| Institutional: 1.00%; Retail: 1.25%; Admin: 1.50%

Total Net Assets (all classes)| $79.1 Million

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional, Retail and Admin classes of the International Equity Fund returned -25.77%, -25.87% and - 25.89%, respectively. The Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index ND, a broad market index representing 21 international markets, returned -16.05% for the period. The average international fund, as measured by Lipper, Inc., posted a total return of -18.14% for the same period.

PORTFOLIO REVIEW
Market conditions around the world have been similar, with companies either warning of an economic slowdown or reporting lower-than-expected results. Many European markets had held up well going into the first quarter of 2001, but as evidence of the U.S. slowdown became apparent, many of these markets declined, especially those with large telecommunications exposure, such as Finland and Sweden.

In Japan, political and economic turmoil continued. With deflationary signals flashing and no evidence of economic growth, the Japanese Central Bank announced in the first quarter of 2001 that it would try to inflate its way out of recession. The Japanese stock market responded with a rally. Nevertheless, the Fund was under-weighted in Japan. The Fund's performance also was hindered by the worldwide outperformance of value stocks versus growth stocks.

PORTFOLIO POSITIONING
The Fund maintains a defensive posture, with assets diversified across countries, sectors and issues. We hold over-weight positions in the consumer discretionary, financial services, healthcare and energy sectors and in Canada, Ireland, Israel, Mexico, Singapore, South Africa and Spain. The Fund remains under-weighted in the information technology and telecommunication services sectors and in Finland, Italy, Germany and Japan.

/s/ Eswar Menon            /s/ Alexander Muromcew                     /s/ John Tribolet
Eswar Menon                Alexander Muromcew                         John Tribolet

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

------------------------------------------------------------------------------
                                                                     SINCE
                                 6 MONTHS 1 YEAR  3 YEARS 5 YEARS INCEPTION(a)
LOOMIS SAYLES INTERNATIONAL
 EQUITY FUND (INSTITUTIONAL)     -25.77%  -42.13%  2.55%   6.99%     7.96%
LOOMIS SAYLES INTERNATIONAL
 EQUITY FUND (RETAIL)(B)         -25.87%  -42.30%  2.23%   6.72%     7.82%
LOOMIS SAYLES INTERNATIONAL
 EQUITY FUND (ADMIN)(B)          -25.89%  -42.68%  1.71%   6.18%     7.31%
Lipper International Funds
 Index(c)                        -16.54%  -26.30%  0.09%   6.24%     7.85%
Morgan Stanley Capital
 International-EAFE Index ND(d)  -16.05%  -25.88% -0.56%   3.43%     5.78%

                                         CUMULATIVE PERFORMANCE--5/31/91-3/31/01

                                    [GRAPH]

           Lipper International        Loomis Sayles
           Equity Funds Index    International Equity Fund   MSCI EAFE Index ND
           ------------------    -------------------------   ------------------
  5/31/91            10,000                10,000               10,000
  6/30/91             9,479                 9,460                9,265
  7/31/91             9,898                 9,960                9,720
  8/31/91             9,807                 9,980                9,523
  9/30/91            10,089                10,360               10,060
 10/31/91            10,130                10,280               10,202
 11/30/91             9,768                 9,980                9,726
 12/31/91            10,226                10,366               10,228
  1/31/92            10,337                10,649               10,010
  2/29/92            10,353                10,992                9,652
  3/31/92            10,018                10,831                9,014
  4/30/92            10,282                10,962                9,057
  5/31/92            10,797                11,416                9,663
  6/30/92            10,469                11,214                9,205
  7/31/92            10,078                10,966                8,969
  8/31/92            10,126                10,774                9,532
  9/30/92             9,911                10,531                9,344
 10/31/92             9,617                 9,713                8,854
 11/30/92             9,669                 9,713                8,937
 12/31/92             9,788                 9,839                8,983
  1/31/93             9,824                10,094                8,982
  2/28/93            10,045                10,359                9,253
  3/31/93            10,627                10,768               10,060
  4/30/93            11,178                11,074               11,015
  5/31/93            11,436                11,421               11,247
  6/30/93            11,211                10,992               11,072
  7/31/93            11,566                11,176               11,459
  8/31/93            12,332                12,237               12,078
  9/30/93            12,286                12,135               11,806
 10/31/93            12,893                12,931               12,170
 11/30/93            12,382                12,676               11,106
 12/31/93            13,623                13,631               11,908
  1/31/94            14,472                14,540               12,915
  2/28/94            14,124                14,170               12,879
  3/31/94            13,477                13,641               12,324
  4/30/94            13,834                13,779               12,847
  5/31/94            13,813                13,568               12,773
  6/30/94            13,595                13,420               12,954
  7/31/94            14,014                13,789               13,079
  8/31/94            14,499                13,853               13,388
  9/30/94            14,125                13,641               12,967
 10/31/94            14,377                13,684               13,398
 11/30/94            13,706                13,282               12,754
 12/31/94            13,523                13,391               12,834
  1/31/95            12,852                13,137               12,341
  2/28/95            12,849                13,506               12,306
  3/31/95            13,187                13,679               13,073
  4/30/95            13,672                14,337               13,565
  5/31/95            13,806                14,798               13,403
  6/30/95            13,859                14,764               13,168
  7/31/95            14,621                15,156               13,988
  8/31/95            14,374                14,487               13,454
  9/30/95            14,614                14,775               13,717
 10/31/95            14,310                14,475               13,349
 11/30/95            14,459                14,348               13,720
 12/31/95            14,878                14,560               14,273
  1/31/96            15,230                15,047               14,331
  2/29/96            15,295                15,197               14,380
  3/31/96            15,534                15,222               14,685
  4/30/96            16,040                15,647               15,112
  5/31/96            16,022                15,584               14,834
  6/30/96            16,168                15,722               14,917
  7/31/96            15,623                15,347               14,481
  8/31/96            15,827                15,634               14,513
  9/30/96            16,181                15,931               14,899
 10/31/96            16,116                16,193               14,746
 11/30/96            16,874                16,894               15,333
 12/31/96            17,025                17,225               15,136
  1/31/97            17,047                17,329               14,606
  2/28/97            17,355                17,212               14,845
  3/31/97            17,447                17,277               14,899
  4/30/97            17,523                17,251               14,978
  5/31/97            18,511                18,088               15,952
  6/30/97            19,400                18,874               16,832
  7/31/97            20,023                19,485               17,104
  8/31/97            18,579                17,787               15,827
  9/30/97            19,771                18,981               16,714
 10/31/97            18,270                17,349               15,429
 11/30/97            18,117                16,978               15,272
 12/31/97            18,259                17,055               15,405
  1/31/98            18,701                17,735               16,109
  2/28/98            19,888                18,851               17,143
  3/31/98            20,968                19,787               17,671
  4/30/98            21,290                19,832               17,811
  5/31/98            21,333                19,304               17,724
  6/30/98            21,146                18,565               17,859
  7/31/98            21,470                18,851               18,040
  8/31/98            18,382                16,693               15,805
  9/30/98            17,810                16,210               15,320
 10/31/98            19,119                17,297               16,917
 11/30/98            20,077                18,142               17,784
 12/31/98            20,571                18,645               18,485
  1/31/99            20,696                18,629               18,431
  2/28/99            20,163                17,761               17,992
  3/31/99            20,835                18,040               18,743
  4/30/99            21,806                18,784               19,502
  5/31/99            20,995                18,195               18,498
  6/30/99            21,991                19,157               19,219
  7/31/99            22,482                20,041               19,790
  8/31/99            22,660                20,475               19,862
  9/30/99            22,732                21,390               20,062
 10/31/99            23,526                23,081               20,814
 11/30/99            25,251                28,336               21,537
 12/31/99            28,354                35,466               23,470
  1/31/00            26,694                33,831               21,979
  2/29/00            28,456                39,891               22,570
  3/31/00            28,529                36,869               23,445
  4/30/00            26,719                32,494               22,211
  5/31/00            25,985                29,984               21,669
  6/30/00            27,188                31,255               22,516
  7/31/00            26,307                29,241               21,572
  8/31/00            26,752                30,149               21,760
  9/30/00            25,193                28,746               20,700
 10/31/00            24,338                26,269               20,211
 11/30/00            23,310                24,593               19,453
 12/31/00            24,181                25,632               20,145
  1/31/01            24,323                25,615               20,151
  2/28/01            22,616                23,260               18,645
  3/31/01            21,026                21,337               17,378

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional Class of shares is May 10, 1991. Since Lipper International Funds Index and Morgan Stanley Capital International-EAFE Index performance data is not available coincident with this date, comparative performance is presented from May 31, 1991. Inception dates of the Retail and Admin Classes of shares are December 31, 1996 and July 31, 2000, respectively.
(b) Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and Admin Class (July 31, 2000) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares.
(c) The Lipper International Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the International Funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(d) Morgan Stanley Capital International-EAFE Index ND is an unmanaged index, which is a capitalization-weighted average of the performance of over 900 securities listed on the stock exchange of 20 countries in Europe, Australasia and the Far East. The index reflects reinvestment of dividends, net of withholding taxes. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin classes of shares, be lower.

FUND AND MANAGER REVIEW

[PHOTO]

LAURIANN KLOPPENBURG

LOOMIS SAYLES RESEARCH FUND

KEY FUND FACTS

Objective| Long-term capital growth

Strategy| Invests primarily in stocks with large capitalization


Fund Inception Date| 7/31/00

Commencement of Operations of Class| Institutional: 7/31/00

Expense Ratio| Institutional: 1.15%

Total Net Assets| $3.6 Million
--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional class of the Research Fund returned -27.34%, compared to the -18.75% return for the Fund's benchmark, the Standard & Poor's 500 Index. The average large-cap core fund, as measured by Lipper, Inc., posted a total return of -19.59% for the same period.

PORTFOLIO REVIEW
We entered the period cautious toward the economy, but in retrospect, we were still too optimistic in our expectations for earnings growth. As the economic picture dimmed, each sector team revisited its earnings and valuation assumptions, and the portfolio as a whole became less economically sensitive. The greatest challenge came in the technology sector. We weren't able to sidestep the maelstrom in that area on a sector level, given our strategy of keeping sector weights neutral to the market, and our stock picking did not help. Late in the period, we moved to a more defensive technology posture, which began paying dividends almost immediately.

PORTFOLIO POSITIONING
Although the current volatile market makes for a challenging environment and creates the temptation to move away from all areas of economic weakness, we have not changed our strategy. We continue to employ a fully invested, sector-neutral, bottom-up investment strategy. Our competitive advantage, we believe, is the industry and company expertise of our sector teams. We think this puts the Fund in good position to outperform the market over time, sector-by-sector and stock-by-stock.

/s/ Lauriann Kloppenburg
Lauriann Kloppenburg

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

------------------------------------------------------------------
                                                         SINCE
                                             6 MONTHS INCEPTION(a)
------------------------------------------------------------------
LOOMIS SAYLES RESEARCH FUND (INSTITUTIONAL)  -27.34%    -23.41%
Lipper Large-Cap Core Funds Index(b)         -20.12%    -19.16%
S&P 500 Index(c)                             -18.75%    -18.26%

                                      CUMULATIVE PERFORMANCE--7/31/00 TO 3/31/01

                                    [GRAPH]

                    Loomis Sayles                        Lipper Large Cap
                    Research Fund     S&P 500 Index      Core Funds Index
                    -------------     -------------      ----------------
  7/31/00              10,000            10,000                10,000
  8/31/00              10,940            10,621                10,690
  9/30/00              10,540            10,060                10,121
 10/31/00              10,110            10,018                10,003
 11/30/00               8,704             9,228                 9,124
 12/31/00               9,046             9,273                 9,235
  1/31/01               9,156             9,602                 9,497
  2/28/01               8,151             8,727                 8,613
  3/31/01               7,659             8,174                 8,084

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)  Inception date of the Institutional Class of shares is July 31, 2000.
(b) The Lipper Large-Cap Core Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the Large-Cap Core Funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(c) S&P 500 Index is a capitalization-weighted, unmanaged total return index comprised of 500 widely held common stocks, representing industrial, utility, transportation, and financial companies traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.

FUND AND MANAGER REVIEW

                          LOOMIS SAYLES SMALL CAP GROWTH FUND

                          KEY FUND FACTS

                          Objective| Long-term capital growth

                          Strategy| Invests in stocks with market
                          capitalizations falling within the capitalization range of the Russell 2000 Index

[PHOTO]       [PHOTO]

CHRISTOPHER   DAVID L.
R. ELY         SMITH

              Fund Inception Date| 12/31/96

              Commencement of Operations of Class| Institutional: 1/2/97;
              Retail: 1/2/97; Admin: 7/31/00

              Expense Ratio| Institutional: 0.98%; Retail: 1.25%; Admin: 1.50%

              Total Net Assets (all classes)| $234.4 Million
[PHOTO]

 PHILIP C.
 FINE
--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional, Retail and Admin classes of the Small Cap Growth Fund returned -50.53%, -50.57% and - 50.59%, respectively, compared to the -32.33% return for the Fund's benchmark, the Russell Growth 2000 Index. The average small-cap growth fund, as measured by Lipper, Inc. and the Russell 2000 Index posted total returns of -30.61% and -12.96%, respectively, for the same period.

PORTFOLIO REVIEW
Small-cap growth stocks continued to suffer from a dramatically slowing economy, which led to earnings disappointments and analyst downgrades. This activity, along with the ongoing collapse of the "dot-com" companies and a significant tightening of the capital markets, helped turn a sharp correction into a bear market. Given this climate, we reduced exposure to some of the most economically sensitive issues and stocks with very high price/ earning multiples. In their place, we purchased consumer cyclical and financial services stocks, where we expected interest rate cuts to aid earnings growth and boost investor sentiment.

The Fund's poor performance during the period was due to its aggressive character, underexposure to micro-cap stocks (leading performers during the period), and its exposure to the volatile technology sector. Nevertheless, we have not drifted from the Fund's mandate to find the best small-cap growth stocks and to remain fully invested. Unfortunately, though, these strategies worked against performance during the period.

PORTFOLIO POSITIONING
The Fund remains diversified by sector, with significant allocations to energy, financial services, healthcare, technology, consumer cyclicals and producer durables. Due to the uncertainty in the market, we have made an effort to avoid concentrations in any single stock. The result is that our largest positions are a smaller percentage of the Fund than they were in the past.

/s/ Christopher R. Ely          /s/ David L. Smith                 /s/ Philip C. Fine
Christopher R. Ely              David L. Smith                     Philip C. Fine

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

-----------------------------------------------------------------------------
                                                                    SINCE
                                        6 MONTHS 1 YEAR  3 YEARS INCEPTION(a)
-----------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
 (INSTITUTIONAL)                        -50.53%  -55.36%  1.70%     8.39%
LOOMIS SAYLES SMALL CAP GROWTH FUND
 (RETAIL)                               -50.57%  -55.47%  1.42%     8.13%
LOOMIS SAYLES SMALL CAP GROWTH FUND
 (ADMIN)(B)                             -50.59%  -55.90%  0.94%     7.66%
Lipper Small-Cap Growth Funds Index(c)  -32.23%  -36.87%  2.86%     7.26%
Lipper Mid-Cap Growth Funds Index(c)    -39.98%  -43.47%  4.17%     8.40%
Russell 2000 Growth Index(d)            -32.33%  -39.81% -5.21%     1.74%
Russell 2000 Index(e)                   -12.96%  -15.33% -0.89%     6.58%

                                     CUMULATIVE PERFORMANCE--12/31/96 TO 3/31/01

                                    [GRAPH]

                    Lipper Mid Cap          Loomis Sayles Small    Russell 2000        Lipper Small Cap
                  Growth Funds Index          Cap Growth Fund      Growth Index       Growth Funds Index      Russell 2000 Index
 12/31/96                 10,000                   10,000            10,000                   10,000                  10,000
  1/31/97                 10,256                   10,260            10,250                   10,232                  10,200
  2/28/97                  9,574                    9,500             9,631                    9,493                   9,952
  3/31/97                  8,846                    8,510             8,951                    8,808                   9,483
  4/30/97                  8,769                    8,350             8,848                    8,677                   9,509
  5/31/97                  9,912                    9,710            10,177                    9,881                  10,567
  6/30/97                 10,329                   10,280            10,523                   10,409                  11,020
  7/31/97                 10,960                   11,110            11,062                   11,036                  11,533
  8/31/97                 10,929                   11,300            11,394                   11,211                  11,797
  9/30/97                 11,712                   12,550            12,303                   12,155                  12,660
 10/31/97                 11,056                   11,670            11,564                   11,533                  12,104
 11/30/97                 10,879                   11,540            11,288                   11,273                  12,026
 12/31/97                 11,134                   11,943            11,295                   11,123                  12,236
  1/31/98                 10,923                   11,552            11,144                   10,957                  12,043
  2/28/98                 11,851                   12,808            12,128                   11,843                  12,934
  3/31/98                 12,465                   13,388            12,636                   12,379                  13,467
  4/30/98                 12,519                   13,209            12,714                   12,469                  13,541
  5/31/98                 11,789                   12,101            11,790                   11,587                  12,812
  6/30/98                 12,332                   13,282            11,911                   11,926                  12,839
  7/31/98                 11,511                   11,974            10,916                   11,029                  11,800
  8/31/98                  9,029                    9,273             8,396                    8,620                   9,508
  9/30/98                  9,971                   10,371             9,247                    9,081                  10,253
 10/31/98                 10,338                   10,782             9,730                    9,439                  10,671
 11/30/98                 11,123                   12,132            10,485                   10,207                  11,230
 12/31/98                 12,558                   14,179            11,433                   11,230                  11,925
  1/31/99                 13,181                   14,591            11,948                   11,501                  12,083
  2/28/99                 12,158                   13,673            10,855                   10,395                  11,104
  3/31/99                 13,024                   14,717            11,241                   10,865                  11,278
  4/30/99                 13,559                   14,854            12,234                   11,289                  12,288
  5/31/99                 13,502                   14,580            12,253                   11,350                  12,468
  6/30/99                 14,590                   16,764            12,899                   12,413                  13,032
  7/31/99                 14,391                   16,268            12,500                   12,369                  12,674
  8/31/99                 14,318                   16,743            12,033                   12,195                  12,205
  9/30/99                 14,736                   17,661            12,265                   12,637                  12,208
 10/31/99                 16,039                   19,929            12,579                   13,374                  12,257
 11/30/99                 18,050                   22,039            13,909                   15,062                  12,989
 12/31/99                 21,816                   27,198            16,360                   18,099                  14,459
  1/31/00                 21,441                   26,702            16,208                   17,910                  14,227
  2/29/00                 26,814                   36,355            19,979                   23,158                  16,577
  3/31/00                 24,927                   31,544            17,879                   21,340                  15,484
  4/30/00                 21,639                   29,012            16,074                   18,702                  14,552
  5/31/00                 19,693                   25,088            14,666                   17,173                  13,704
  6/30/00                 22,754                   28,063            16,561                   20,197                  14,898
  7/31/00                 21,810                   25,183            15,141                   18,883                  14,419
  8/31/00                 24,662                   29,403            16,734                   20,914                  15,519
  9/30/00                 23,477                   28,464            15,903                   19,879                  15,063
 10/31/00                 21,578                   25,679            14,612                   18,387                  14,391
 11/30/00                 17,066                   19,052            11,959                   15,256                  12,913
 12/31/00                 18,296                   22,260            12,691                   16,605                  14,022
  1/31/01                 18,545                   21,253            13,718                   17,111                  14,753
  2/28/01                 15,763                   16,545            11,837                   14,921                  13,785
  3/31/01                 14,091                   14,081            10,761                   13,471                  13,110

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional and Retail Classes of shares is December 31, 1996. Inception date of the Admin Class of shares is July 31, 2000.
(b) Performance shown for periods prior to the inception date of the Admin Class (July 31, 2000) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective class of shares.
(c) The Lipper Small-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the Small-Cap Growth Funds investment objective. The Lipper Mid-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the Mid-Cap Growth Funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.
     Source: Lipper, Inc.
(d) The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 securities with a greater than average growth orientation. The index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(f) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.

FUND AND MANAGER REVIEW

[PHOTO]            [PHOTO]

JOSEPH R. GATZ     DANIEL G. THELEN

LOOMIS SAYLES SMALL CAP VALUE FUND

KEY FUND FACTS

Objective| Long-term capital growth

Strategy| Invests primarily in stocks with market capitalization falling within the capitalization range of the Russell 2000 Index

Fund Inception Date| 5/13/91

Commencement of Operations of Class| Institutional: 5/13/91; Retail: 1/2/97;
Admin: 1/2/98

Expense Ratio| Institutional: 0.97%; Retail: 1.22%; Admin: 1.50%

Total Net Assets (all Classes)| $329.0 Million
--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional, Retail and Admin classes of the Small Cap Value Fund returned 3.56%, 3.45% and 3.25%, respectively, compared to the -12.96% return for the Fund's benchmark, the Russell 2000 Index. The average small-cap value fund, as measured by Lipper, Inc. and the Russell 2000 Value Index posted total returns of 6.38% and 9.16%, respectively, for the same period.

PORTFOLIO REVIEW
With the slowdown in economic growth and the Federal Reserve Board shifting to a more accommodative stance, we increased the Fund's exposure to sectors where valuations were depressed and fundamentals would likely benefit from a decline in interest rates. These additions included names in consumer-related industries, such as specialty retail and household goods, and financial services, such as banks with strong credit quality and interest-rate-sensitive liabilities. Early in the period we took advantage of the substantial decline in technology stocks to establish new positions in fundamentally sound companies that had become attractively valued. Then, when the technology sector briefly rebounded in early 2001, we locked in profits on some of those holdings.

PORTFOLIO POSITIONING
We continue to seek to improve the valuation characteristics and quality of the Fund's holdings by taking advantage of high market volatility. Our focus is on attempting to identify companies with a high degree of earnings predictability and visibility.

/s/ Joseph R. Gatz          /s/ Daniel G. Thelen
Joseph R. Gatz              Daniel G. Thelen

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

-------------------------------------------------------------------------------------------------
                                                                                        SINCE
                                                    6 MONTHS 1 YEAR  3 YEARS 5 YEARS INCEPTION(A)
-------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND (INSTITUTIONAL)    3.56%    9.17%  2.58%  12.51%     15.97%
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL)(B)        3.45%    8.96%  2.30%  12.25%     15.84%
LOOMIS SAYLES SMALL CAP VALUE FUND (ADMIN)(B)         3.25%    8.59%  1.99%  11.80%     15.42%
Lipper Small-Cap Value Funds Index(c)                 6.07%   14.84%  1.24%  10.70%     12.45%
Russell 2000 Index(d)                               -12.96%  -15.33% -0.89%   7.76%     11.52%
Russell 2000 Value Index(e)                           9.16%   19.45%  1.80%  11.86%     14.49%

                                      CUMULATIVE PERFORMANCE--5/31/91 TO 3/31/01

                                    [GRAPH]

                  Lipper Small Cap           Loomis Sayles Small                                 Russell 2000
                 Value Funds Index             Cap Value Fund        Russell 2000 Index          Value Index
  5/31/91                   10,000                     10,000                    10,000               10,000
  6/30/91                    9,651                      9,648                     9,417                9,532
  7/31/91                    9,897                     10,411                     9,748                9,780
  8/31/91                   10,133                     11,204                    10,109               10,076
  9/30/91                   10,256                     11,213                    10,188               10,088
 10/31/91                   10,547                     11,438                    10,457               10,203
 11/30/91                   10,151                     11,155                     9,973                9,789
 12/31/91                   10,997                     12,767                    10,772               10,423
  1/31/92                   11,677                     14,065                    11,645               11,295
  2/29/92                   12,102                     14,852                    11,985               11,833
  3/31/92                   11,896                     14,055                    11,579               11,704
  4/30/92                   11,680                     13,339                    11,173               11,543
  5/31/92                   11,812                     13,360                    11,322               11,857
  6/30/92                   11,400                     12,194                    10,786               11,473
  7/31/92                   11,806                     12,532                    11,162               11,905
  8/31/92                   11,528                     12,123                    10,847               11,673
  9/30/92                   11,666                     12,256                    11,097               11,894
 10/31/92                   11,787                     12,644                    11,450               12,171
 11/30/92                   12,569                     13,850                    12,326               12,924
 12/31/92                   12,943                     14,441                    12,755               13,461
  1/31/93                   13,384                     15,103                    13,187               14,175
  2/28/93                   13,285                     14,755                    12,882               14,232
  3/31/93                   13,624                     15,372                    13,300               14,771
  4/30/93                   13,297                     14,979                    12,935               14,417
  5/31/93                   13,638                     15,618                    13,508               14,870
  6/30/93                   13,633                     15,697                    13,592               15,009
  7/31/93                   13,758                     16,078                    13,780               15,268
  8/31/93                   14,187                     16,942                    14,375               15,865
  9/30/93                   14,519                     17,715                    14,781               16,245
 10/31/93                   14,921                     18,108                    15,161               16,617
 11/30/93                   14,637                     17,502                    14,662               16,195
 12/31/93                   15,023                     18,005                    15,163               16,671
  1/31/94                   15,580                     18,387                    15,639               17,265
  2/28/94                   15,561                     18,107                    15,582               17,215
  3/31/94                   15,041                     17,062                    14,759               16,445
  4/30/94                   15,098                     16,871                    14,847               16,606
  5/31/94                   15,158                     16,616                    14,680               16,630
  6/30/94                   14,828                     16,221                    14,182               16,197
  7/31/94                   14,944                     16,310                    14,415               16,497
  8/31/94                   15,488                     17,075                    15,218               17,145
  9/30/94                   15,443                     17,062                    15,167               16,964
 10/31/94                   15,423                     16,948                    15,107               16,653
 11/30/94                   14,780                     16,272                    14,497               15,980
 12/31/94                   14,917                     16,510                    14,887               16,460
  1/31/95                   15,081                     16,561                    14,699               16,381
  2/28/95                   15,534                     17,203                    15,310               16,987
  3/31/95                   15,645                     17,614                    15,574               17,070
  4/30/95                   16,017                     17,666                    15,920               17,577
  5/31/95                   16,324                     18,026                    16,194               17,953
  6/30/95                   16,857                     18,514                    17,034               18,567
  7/31/95                   17,590                     19,747                    18,015               19,245
  8/31/95                   17,814                     20,698                    18,388               19,817
  9/30/95                   18,119                     21,083                    18,716               20,112
 10/31/95                   17,354                     19,991                    17,879               19,309
 11/30/95                   17,892                     20,955                    18,631               20,076
 12/31/95                   18,110                     21,822                    19,122               20,698
  1/31/96                   18,347                     21,850                    19,102               20,635
  2/29/96                   18,711                     22,946                    19,697               21,162
  3/31/96                   19,075                     23,473                    20,098               21,606
  4/30/96                   19,731                     24,868                    21,173               22,196
  5/31/96                   20,382                     25,893                    22,007               22,758
  6/30/96                   19,984                     25,281                    21,103               22,489
  7/31/96                   18,859                     23,857                    19,260               21,293
  8/31/96                   19,650                     25,053                    20,378               22,217
  9/30/96                   20,167                     25,899                    21,175               22,823
 10/31/96                   20,309                     26,278                    20,848               23,086
 11/30/96                   21,151                     27,535                    21,707               24,330
 12/31/96                   21,772                     28,445                    22,276               25,121
  1/31/97                   22,243                     28,952                    22,721               25,508
  2/28/97                   22,266                     28,576                    22,171               25,750
  3/31/97                   21,735                     27,954                    21,124               25,060
  4/30/97                   21,727                     27,692                    21,184               25,429
  5/31/97                   23,681                     30,702                    23,540               27,453
  6/30/97                   24,901                     32,141                    24,549               28,842
  7/31/97                   26,181                     33,982                    25,691               30,053
  8/31/97                   26,755                     34,693                    26,279               30,531
  9/30/97                   28,498                     36,760                    28,203               32,561
 10/31/97                   27,703                     35,603                    26,964               31,676
 11/30/97                   27,515                     35,471                    26,789               32,024
 12/31/97                   28,044                     35,837                    27,258               33,110
  1/31/98                   27,538                     35,048                    26,828               32,510
  2/28/98                   29,276                     37,531                    28,811               34,477
  3/31/98                   30,563                     39,206                    30,000               35,677
  4/30/98                   30,865                     39,032                    30,166               36,053
  5/31/98                   29,769                     37,358                    28,541               34,777
  6/30/98                   29,218                     36,877                    28,601               34,582
  7/31/98                   27,267                     34,490                    26,286               31,874
  8/31/98                   22,669                     28,581                    21,181               26,883
  9/30/98                   23,491                     30,025                    22,839               28,401
 10/31/98                   24,347                     31,603                    23,770               29,245
 11/30/98                   25,428                     33,393                    25,016               30,038
 12/31/98                   26,162                     35,451                    26,564               30,981
  1/31/99                   25,462                     33,789                    26,917               30,277
  2/28/99                   23,696                     31,405                    24,737               28,209
  3/31/99                   23,406                     31,425                    25,123               27,978
  4/30/99                   25,560                     33,985                    27,374               30,533
  5/31/99                   26,471                     34,669                    27,774               31,470
  6/30/99                   27,687                     36,271                    29,030               32,609
  7/31/99                   27,382                     35,822                    28,233               31,836
  8/31/99                   26,255                     34,630                    27,189               30,671
  9/30/99                   25,586                     33,868                    27,195               30,058
 10/31/99                   24,889                     33,535                    27,305               29,457
 11/30/99                   25,520                     34,232                    28,935               29,610
 12/31/99                   26,656                     35,582                    32,210               30,519
  1/31/00                   25,641                     34,261                    31,693               29,722
  2/29/00                   26,387                     36,683                    36,927               31,538
  3/31/00                   27,616                     38,764                    34,492               31,686
  4/30/00                   27,440                     38,844                    32,416               31,873
  5/31/00                   27,207                     37,183                    30,527               31,386
  6/30/00                   27,978                     38,404                    33,188               32,302
  7/31/00                   28,234                     39,044                    32,120               33,378
  8/31/00                   29,984                     41,486                    34,571               34,870
  9/30/00                   29,901                     40,865                    33,555               34,671
 10/31/00                   29,627                     41,626                    32,057               34,550
 11/30/00                   28,452                     40,289                    28,767               33,845
 12/31/00                   30,948                     43,834                    31,237               37,480
  1/31/01                   32,403                     45,051                    32,863               38,514
  2/28/01                   32,028                     43,899                    30,707               38,460
  3/31/01                   31,715                     42,319                    29,205               37,845

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional Class of shares is May 13, 1991. Since Lipper Small-Cap Value Funds Index and Russell 2000 Index performance data is not available coincident with this date, comparative performance is presented from May 31, 1991. Inception dates of the Retail and Admin Classes of shares are December 31, 1996 and January 2, 1998, respectively.
(b) Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and Admin Class (January 2, 1998) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares.
(c) The Lipper Small-Cap Value Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the small-cap value funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(d) Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Russell 2000 Value Index measures the performance of those Russell 2000 Companies with lower price-to-book ratios and lower forecasted growth values. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(f) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.

FUND AND MANAGER REVIEW

[PHOTO]           [PHOTO]
WARREN KOONTZ     TRICIA MILLS

[PHOTO]

JEFFREY W. WARDLOW

LOOMIS SAYLES VALUE FUND

KEY FUND FACTS

Objective| Long-term growth of capital and income

Strategy| Invests in stocks considered to be undervalued in relation to the issuer's earnings, dividends, assets and growth prospects

Fund Inception Date| 5/13/91

Commencement of Operations of Class|  Institutional: 5/13/91

Expense Ratio| Institutional: 0.85%

Total Net Assets| $42.4 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional class of the Value Fund returned 1.58%, compared to the -18.75% return for the Fund's benchmark, the Standard & Poor's 500 Index. The average large-cap value fund, as measured by Lipper, Inc., posted a total return of -5.45% for the same period.

PORTFOLIO REVIEW
After finishing 2000 on a strong note, large-cap value stocks followed the general market trend and retreated during the first quarter of 2001. We built up the Fund's weighting in the consumer cyclicals area, which proved to be a good strategy for the Fund's performance. Early in the period we felt that many high-quality consumer cyclicals, including those in the retail and apparel industries, were selling at recession-like valuations and that investor sentiment was overly negative. Given our outlook for Federal Reserve Board easings and a soft landing for the economy, we believed the risk/reward scenario among consumer stocks was attractive.

We also added to the Fund's technology weighting. Our focus on bargain hunting in this sector, specifically among personal computer and software stocks, produced positive results despite a very weak technology performance on a broader basis.

PORTFOLIO POSITIONING
Although it is unclear whether we are in an economic slowdown or recession, consumer stocks usually perform well very early in a recovery, and we have been taking advantage of attractive valuation levels to over-weight the sector. We remain under-weighted in technology, given the difficulty in determining what the real level of sales and earnings for companies should be. Looking ahead, we are reevaluating several purchase ideas in the healthcare sector, due to the declines those stocks have experienced so far in 2001.

/s/ Warren Koontz            /s/ Tricia Mills                     /s/ Jeffrey W. Wardlow
Warren Koontz                Tricia Mills                         Jeffrey W. Wardlow

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

---------------------------------------------------------------------------------------
                                                                              SINCE
                                          6 MONTHS 1 YEAR  3 YEARS 5 YEARS INCEPTION(a)
---------------------------------------------------------------------------------------
LOOMIS SAYLES VALUE FUND (INSTITUTIONAL)    1.58%    5.13%  0.30%  10.63%     12.45%
Lipper Large-Cap Value Funds Index(b)      -7.42%   -6.09%  3.39%  12.70%     13.39%
Lipper Multi-Cap Value Funds Index(b)       1.75%    6.54%  2.65%  11.83%     12.96%
S&P 500 Index(c)                          -18.75%  -21.68%  3.05%  14.18%     14.16%

                                      CUMULATIVE PERFORMANCE--5/31/91 TO 3/31/01

                                    [GRAPH]

             Lipper Multi Cap     Loomis Sayles                     Lipper Large Cap
             Value Funds Index    Value Fund     S & P 500 Index   Value Funds Index
  5/31/91        10,000              10,000           10,000             10,000
  6/30/91         9,576               9,431            9,542              9,497
  7/31/91         9,955               9,744            9,987              9,939
  8/31/91        10,161               9,981           10,223             10,183
  9/30/91        10,110               9,716           10,052             10,105
 10/31/91        10,281               9,754           10,187             10,296
 11/30/91         9,884               9,118            9,777              9,864
 12/31/91        10,790              10,157           10,895             10,932
  1/31/92        10,812              10,485           10,692             10,851
  2/29/92        11,030              10,706           10,830             11,047
  3/31/92        10,827              10,456           10,620             10,800
  4/30/92        10,983              10,697           10,932             10,998
  5/31/92        11,104              10,716           10,985             11,084
  6/30/92        10,961              10,485           10,822             10,840
  7/31/92        11,294              10,909           11,264             11,261
  8/31/92        11,095              10,591           11,033             11,031
  9/30/92        11,271              10,668           11,163             11,161
 10/31/92        11,323              10,764           11,201             11,236
 11/30/92        11,761              11,361           11,583             11,698
 12/31/92        12,005              11,589           11,725             11,878
  1/31/93        12,213              11,850           11,823             12,014
  2/28/93        12,278              11,961           11,984             12,131
  3/31/93        12,646              12,182           12,237             12,484
  4/30/93        12,404              11,860           11,941             12,251
  5/31/93        12,695              12,121           12,261             12,582
  6/30/93        12,782              12,111           12,297             12,639
  7/31/93        12,866              12,021           12,247             12,602
  8/31/93        13,377              12,503           12,712             13,111
  9/30/93        13,368              12,433           12,614             13,159
 10/31/93        13,569              12,704           12,875             13,385
 11/30/93        13,324              12,523           12,753             13,172
 12/31/93        13,654              12,965           12,907             13,453
  1/31/94        14,096              13,464           13,346             13,892
  2/28/94        13,827              13,329           12,983             13,558
  3/31/94        13,277              12,779           12,417             12,995
  4/30/94        13,455              13,038           12,577             13,157
  5/31/94        13,607              13,183           12,783             13,347
  6/30/94        13,359              12,779           12,470             13,025
  7/31/94        13,719              13,225           12,879             13,405
  8/31/94        14,251              13,806           13,407             13,948
  9/30/94        13,939              13,329           13,079             13,585
 10/31/94        14,082              13,308           13,373             13,808
 11/30/94        13,543              12,685           12,886             13,327
 12/31/94        13,669              12,851           13,077             13,478
  1/31/95        13,880              13,123           13,416             13,721
  2/28/95        14,438              13,842           13,939             14,231
  3/31/95        14,767              14,213           14,351             14,565
  4/30/95        15,143              14,746           14,773             14,988
  5/31/95        15,698              15,378           15,364             15,544
  6/30/95        15,987              15,487           15,720             15,881
  7/31/95        16,574              16,086           16,242             16,383
  8/31/95        16,751              16,173           16,283             16,483
  9/30/95        17,216              16,685           16,970             17,075
 10/31/95        16,910              16,271           16,909             16,938
 11/30/95        17,629              17,011           17,651             17,672
 12/31/95        17,907              17,378           17,991             17,959
  1/31/96        18,457              17,891           18,603             18,511
  2/29/96        18,729              18,046           18,776             18,719
  3/31/96        18,946              18,237           18,957             18,921
  4/30/96        19,239              18,237           19,236             19,179
  5/31/96        19,553              18,583           19,733             19,534
  6/30/96        19,420              18,619           19,808             19,545
  7/31/96        18,632              17,939           18,933             18,779
  8/31/96        19,208              18,368           19,332             19,267
  9/30/96        19,992              19,283           20,421             20,211
 10/31/96        20,383              19,810           20,983             20,638
 11/30/96        21,729              21,192           22,569             22,116
 12/31/96        21,666              21,056           22,122             21,742
  1/31/97        22,474              22,163           23,504             22,839
  2/28/97        22,745              22,311           23,688             23,022
  3/31/97        22,032              21,555           22,715             22,142
  4/30/97        22,640              22,311           24,071             23,127
  5/31/97        24,071              23,661           25,537             24,460
  6/30/97        24,999              24,822           26,683             25,481
  7/31/97        26,837              26,989           28,804             27,401
  8/31/97        26,242              26,136           27,190             26,229
  9/30/97        27,497              27,470           28,679             27,571
 10/31/97        26,350              26,452           27,721             26,740
 11/30/97        26,911              27,236           29,005             27,616
 12/31/97        27,497              27,206           29,503             27,933
  1/31/98        27,433              27,268           29,829             27,973
  2/28/98        29,321              29,073           31,981             29,813
  3/31/98        30,639              29,952           33,619             31,138
  4/30/98        30,812              30,199           33,957             31,454
  5/31/98        30,128              29,674           33,373             30,919
  6/30/98        30,096              29,628           34,729             31,497
  7/31/98        28,932              28,301           34,359             30,951
  8/31/98        24,505              24,322           29,399             26,727
  9/30/98        25,520              25,988           31,274             28,012
 10/31/98        27,621              28,194           33,818             30,255
 11/30/98        28,813              29,165           35,870             31,799
 12/31/98        29,291              30,074           37,934             33,028
  1/31/99        29,394              30,004           39,521             33,577
  2/28/99        28,710              29,119           38,292             32,808
  3/31/99        29,503              30,178           39,826             33,804
  4/30/99        32,126              32,348           41,367             35,796
  5/31/99        31,959              32,157           40,390             35,185
  6/30/99        32,988              32,973           42,636             36,736
  7/31/99        31,866              31,758           41,300             35,693
  8/31/99        30,768              30,421           41,096             35,042
  9/30/99        29,441              28,719           39,969             33,746
 10/31/99        30,352              29,796           42,499             35,371
 11/30/99        30,339              29,609           43,372             35,495
 12/31/99        31,030              29,674           45,917             36,588
  1/31/00        29,692              28,395           43,609             35,041
  2/29/00        28,129              26,113           42,784             33,567
  3/31/00        31,103              28,749           46,968             36,641
  4/30/00        31,044              28,631           45,555             36,233
  5/31/00        31,476              29,123           44,621             36,260
  6/30/00        30,793              28,435           45,721             35,860
  7/31/00        31,053              28,317           45,006             35,698
  8/31/00        33,024              30,225           47,801             37,764
  9/30/00        32,566              29,753           45,278             37,168
 10/31/00        33,342              30,875           45,086             37,465
 11/30/00        32,110              30,206           41,532             35,859
 12/31/00        34,020              31,855           41,735             37,303
  1/31/01        35,306              32,272           43,216             37,613
  2/28/01        34,340              31,397           39,275             35,800
  3/31/01        33,136              30,223           36,787             34,409

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional Class of shares is May 13, 1991. Since Lipper Multi-Cap Value Funds Index, Lipper Large-Cap Value Funds Index and S&P 500 Index performance data is not available coincident with this date, comparative performance is presented from May 31, 1991.
(b) Due to changes in the way Lipper defines its categories, the Funds Lipper category has changed from Multi-Cap Value Funds Index to Large-Cap Value Funds Index. The Lipper Large-Cap Value Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the large-cap value funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source:
     Lipper Inc.
(c) S&P 500 Index is a capitalization-weighted, unmanaged total return index comprised of 500 widely held common stocks, representing industrial, utility, transportation, and financial companies traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.

FUND AND MANAGER REVIEW

[PHOTO]                [PHOTO]        [PHOTO]
DANIEL J. FUSS         DAVID ROLLEY   ALEXANDER MUROMCEW

[PHOTO]                [PHOTO]        [PHOTO]
QUENTIN P. FAULKNER    ESWAR MENON    JOHN TRIBOLET

LOOMIS SAYLES WORLDWIDE FUND

KEY FUND FACTS

Objective| High total investment return

Strategy| Invests in U.S. and foreign equity and debt securities

Fund Inception Date| 5/1/96

Commencement of Operations of Class|Institutional: 5/1/96

Expense Ratio| Institutional: 1.00%               Total Net Assets| $9.2 Million
--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional class of the Worldwide Fund returned -11.32%, compared to the -18.75% return for the Fund's benchmark, the Standard & Poor's 500 Index. The Lehman Brothers Government/Credit Bond Index returned 7.71% and the average global flexible portfolio fund, as measured by Lipper, Inc., posted a total return of -10.34% for the same period.

PORTFOLIO REVIEW
The overwhelming evidence of a U.S. slowdown, especially in the telecommunications sector, drove investors toward the exits, as first technology companies and later "old economy" companies declined sharply. Of note was the fact that many companies were either warning of earnings slowdowns or reporting poor economic results lower than analysts' expectations. Japan continued to struggle with political and economic turmoil, but nevertheless finished the period as one of the better-performing countries after the government announced it would try to inflate its way out of recession.

The Fund's underperformance relative to the Index was due to several factors, including the underperformance of growth stocks versus value stocks, an under-weighting in Japan, poor stock selection in Japan and the United Kingdom, and an over-weighting in the industrial technology sector.

PORTFOLIO POSITIONING
The Fund maintains a defensive posture, with assets diversified across countries, sectors and issues. The largest changes in the portfolio have been a reduction in the securities of financials services and information technology companies and increase in the securities of energy-related and utility companies. The Fund holds over-weighted positions in the consumer discretionary, financial services, healthcare and energy sectors and in the securities of Canada, Ireland, Israel and Spain. The under-weighted positions are in the information technology and telecommunications sectors and in the securities of Finland, Italy, Germany and Japan.

/s/ Dan J.Fuss                  /s/ David Rolley               /s/ Alexander Muromcew
Daniel J.Fuss                   David Rolley                   Alexander Muromcew

/s/ Quentin P. Faulkner         /s/ Eswar Menon                /s/ John Tribolet
Quentin P. Faulkner             Eswar Menon                    John Tribolet

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

-----------------------------------------------------------------------------
                                                                    SINCE
                                        6 MONTHS 1 YEAR  3 YEARS INCEPTION(a)
-----------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND
 (INSTITUTIONAL)                        -11.32%  -17.59% 10.30%     11.06%
Lipper Global Flexible Portfolio Funds
 Index(b)                               -10.31%  -12.39%  3.55%      8.09%
S&P 500 Index(c)                        -18.75%  -21.68%  3.05%     13.75%

                                      CUMULATIVE PERFORMANCE--5/31/96 TO 3/31/01

                                    [GRAPH]

                  Lipper Global Flexible       Loomis Sayles
                   Portfolio Funds Index       Worldwide Fund   S & P 500 Index
                   ---------------------       --------------   ---------------
   5/31/96               10,000                     10,000            10,000
   6/30/96               10,041                     10,030            10,038
   7/31/96                9,796                      9,693             9,595
   8/31/96                9,941                      9,931             9,798
   9/30/96               10,220                     10,248            10,349
  10/31/96               10,346                     10,446            10,634
  11/30/96               10,786                     10,951            11,437
  12/31/96               10,802                     10,826            11,210
   1/31/97               11,002                     10,826            11,910
   2/28/97               11,065                     10,847            12,004
   3/31/97               10,884                     10,826            11,512
   4/30/97               10,991                     10,928            12,198
   5/31/97               11,453                     11,244            12,944
   6/30/97               11,774                     11,376            13,519
   7/31/97               12,258                     11,985            14,595
   8/31/97               11,906                     11,698            13,778
   9/30/97               12,413                     12,160            14,532
  10/31/97               11,973                     11,461            14,047
  11/30/97               12,011                     11,472            14,697
  12/31/97               12,114                     11,207            14,949
   1/31/98               12,143                     11,548            15,114
   2/28/98               12,691                     12,252            16,204
   3/31/98               13,117                     12,366            17,033
   4/30/98               13,232                     12,207            17,207
   5/31/98               13,119                     11,684            16,912
   6/30/98               13,109                     11,195            17,598
   7/31/98               12,980                     11,195            17,412
   8/31/98               11,544                     10,002            14,897
   9/30/98               11,729                      9,991            15,852
  10/31/98               12,341                     10,707            17,139
  11/30/98               12,894                     11,343            18,178
  12/31/98               13,203                     11,541            19,224
   1/31/99               13,360                     11,702            20,028
   2/28/99               13,035                     11,479            19,406
   3/31/99               13,459                     11,839            20,182
   4/30/99               14,182                     12,336            20,963
   5/31/99               13,956                     12,398            20,468
   6/30/99               14,473                     12,684            21,606
   7/31/99               14,464                     12,920            20,929
   8/31/99               14,413                     12,870            20,826
   9/30/99               14,334                     12,771            20,255
  10/31/99               14,625                     13,267            21,536
  11/30/99               15,138                     15,342            21,979
  12/31/99               16,156                     18,521            23,268
   1/31/00               15,826                     17,890            22,099
   2/29/00               16,706                     20,442            21,681
   3/31/00               16,625                     20,133            23,801
   4/30/00               16,069                     19,219            23,085
   5/31/00               15,816                     18,763            22,612
   6/30/00               16,383                     19,340            23,169
   7/31/00               16,181                     18,709            22,807
   8/31/00               16,733                     19,233            24,224
   9/30/00               16,239                     18,709            22,945
  10/31/00               15,924                     17,823            22,848
  11/30/00               15,309                     16,922            21,046
  12/31/00               15,929                     17,698            21,149
   1/31/01               16,135                     17,848            21,900
   2/28/01               15,321                     17,398            19,903
   3/31/01               14,565                     16,591            18,642

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a) Inception date of the Institutional Class of shares is May 1, 1996. Since Lipper Global Flexible Portfolio Funds Index and S&P 500 Index performance data is not available coincident with this date, comparative performance is presented from May 31, 1996.
(b) The Lipper Global Flexible Portfolio Funds Index is an equally weighted unmanaged index of typically the 10 largest mutual funds within the Global Flexible Portfolio Funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.
     Source: Lipper Inc.
(c) S&P 500 Index is a capitalization-weighted, unmanaged total return index comprised of 500 widely held common stocks, representing industrial, utility, transportation, and financial companies traded on The New York Stock Exchange, The American Stock Exchange and in the over-the-counter market. The Index Returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                              Shares    Value +
----------------------------------------------------------------
 COMMON STOCKS - 98.2% OF NET ASSETS
 AUTO & RELATED--1.6%
 Harley-Davidson, Inc.                        35,700 $ 1,354,815
                                                     -----------
 BANKS/SAVINGS & LOANS--3.9%
 Cullen Frost Bankers, Inc.                   37,700   1,291,225
 TCF Financial Corp.                          55,000   2,078,450
                                                     -----------
                                                       3,369,675
                                                     -----------
 BROADCASTING--2.1%
 Univision Communications, Inc. Class A *     46,500   1,774,440
                                                     -----------
 BUSINESS SERVICES--3.8%
 BISYS Group, Inc. *                          40,300   2,153,531
 HomeStore.com, Inc. *                        47,100   1,118,625
                                                     -----------
                                                       3,272,156
                                                     -----------
 CHEMICALS--SPECIALTY--1.3%
 Cabot Microelectronics Corp. *               26,100   1,154,925
                                                     -----------
 COMMUNICATIONS EQUIPMENT--5.1%
 Ciena Corp. *                                22,900     956,075
 Comverse Technology, Inc. *                  11,300     665,457
 ONI Systems Corp. *                          30,200     588,900
 Sonus Networks, Inc. *                       55,000   1,097,422
 Symbol Technologies, Inc.                    31,700   1,106,330
                                                     -----------
                                                       4,414,184
                                                     -----------
 COMPUTER SERVICES--1.6%
 SunGard Data Systems, Inc. *                 28,000   1,378,440
                                                     -----------
 COMPUTER SOFTWARE--9.4%
 Cadence Design Systems, Inc. *               66,600   1,231,434
 Macrovision Corp. *                          30,600   1,333,012
 Manugistics Group, Inc. *                    26,400     483,450
 Mercury Interactive Corp. *                  28,300   1,185,062
 Micromuse, Inc. *                            36,400   1,375,556
 Peregrine Systems, Inc. *                    45,800     893,100
 Rational Software Corp. *                    29,500     523,625
 Synopsys, Inc. *                             22,600   1,060,788
                                                     -----------
                                                       8,086,027
                                                     -----------
 EDUCATION--2.2%
 DeVry, Inc. *                                63,200   1,899,160
                                                     -----------
 ELECTRICAL EQUIPMENT--1.5%
 Capstone Turbine Corp. *                     45,000   1,276,875
                                                     -----------
 ELECTRONIC COMPONENTS--1.1%
 Sanmina Corp. *                              48,100     940,956
                                                     -----------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--2.8%
 Integrated Device Technology, Inc. *         38,800   1,148,868
 Semtech Corp. *                              42,500   1,251,094
                                                     -----------
                                                       2,399,962
                                                     -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                       Shares    Value +
---------------------------------------------------------
 COMMON STOCKS - CONTINUED
 FINANCIAL SERVICES--7.3%
 Concord EFS, Inc.*                    47,800 $ 1,932,912
 Investors Financial Services Corp.    21,300   1,248,713
 LaBranche & Co., Inc.*                35,200   1,132,032
 Synovus Financial Corp.               72,100   1,946,700
                                              -----------
                                                6,260,357
                                              -----------
 GAMING--1.9%
 Harrah's Entertainment, Inc.*         54,100   1,592,163
                                              -----------
 HEALTHCARE--BIOTECHNOLOGY--6.1%
 Abgenix, Inc.*                        28,600     677,463
 Human Genome Sciences, Inc.*          20,600     947,600
 ICOS Corp.*                           17,800     845,500
 IDEC Pharmaceuticals Corp.*           29,800   1,192,000
 ImClone Systems, Inc.*                28,000     929,250
 Vertex Pharmaceuticals, Inc.*         18,000     659,250
                                              -----------
                                                5,251,063
                                              -----------
 HEALTHCARE--DRUGS--8.5%
 ALZA Corp.*                           23,100     935,550
 Biovail Corp.                         39,200   1,416,296
 Forest Laboratories, Inc.*            23,000   1,362,520
 IVAX Corp.*                           46,900   1,477,350
 King Pharmaceuticals, Inc.*           31,900   1,299,925
 Watson Pharmaceuticals, Inc.*         16,000     841,600
                                              -----------
                                                7,333,241
                                              -----------
 HEALTHCARE--MEDICAL TECHNOLOGY--1.8%
 Cytyc Corp.*                          93,000   1,534,500
                                              -----------
 HEALTHCARE--SERVICES--2.5%
 Community Health Care*                31,100     886,350
 Express Scripts, Inc. Class A*        15,000   1,300,200
                                              -----------
                                                2,186,550
                                              -----------
 HOME BUILDERS--0.7%
 Lennar Corp.                          15,000     597,900
                                              -----------
 INSURANCE--3.3%
 Ambac Financial Group, Inc.           23,800   1,509,634
 Lincoln National Corp.                30,500   1,295,335
                                              -----------
                                                2,804,969
                                              -----------
 MACHINERY--2.5%
 KLA-Tencor Corp.*                     26,500   1,043,437
 Novellus Systems, Inc.*               26,300   1,066,794
                                              -----------
                                                2,110,231
                                              -----------
 OIL & GAS--1.5%
 Noble Affiliates, Inc.                30,800   1,285,284
                                              -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                          Shares    Value +
------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 OIL & GAS DRILLING EQUIPMENT--8.9%
 BJ Services Co. *                        22,500 $ 1,602,000
 ENSCO International, Inc.                43,100   1,508,500
 Helmerich & Payne, Inc.                  20,800     963,040
 Nabors Industries, Inc.*                 16,400     850,176
 National-Oilwell, Inc.*                  40,500   1,402,515
 Noble Drilling Corp.*                    28,500   1,315,560
                                                 -----------
                                                   7,641,791
                                                 -----------
 OIL & GAS EXPLORATION--1.7%
 Devon Energy Corp.                       24,900   1,449,180
                                                 -----------
 RESTAURANTS--2.3%
 Starbucks Corp.*                         45,900   1,947,881
                                                 -----------
 RETAIL--SPECIALTY--6.7%
 Abercrombie & Fitch Co.*                 37,800   1,236,060
 American Eagle Outfitters, Inc.*         40,200   1,155,750
 Bed Bath & Beyond, Inc.*                 61,900   1,520,419
 Talbots, Inc.                            42,500   1,805,400
                                                 -----------
                                                   5,717,629
                                                 -----------
 TELECOMMUNICATIONS--1.3%
 Allegiance Telecom, Inc.*                28,800     424,800
 Time Warner Telecom, Inc. Class A*       18,300     665,663
                                                 -----------
                                                   1,090,463
                                                 -----------
 UTILITIES--4.8%
 Calpine Corp.*                           38,400   2,114,688
 NRG Energy, Inc.*                        53,900   1,961,960
                                                 -----------
                                                   4,076,648
                                                 -----------
 TOTAL COMMON STOCKS
  (Identified Cost $104,751,713)                  84,201,465
                                                 -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                           Face
                                                         Amount    Value +
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 0.5% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $391,122 on 4/02/01
  collateralized by $360,000 U.S. Treasury Note,
  6.500% due 10/15/06 with a value of $399,696         $391,000 $   391,000
                                                                -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $391,000)                                        391,000
                                                                -----------
 TOTAL INVESTMENTS--98.7%
 (IDENTIFIED COST $105,142,713)@                                 84,592,465
 Cash and Other Assets, Less Liabilities--1.3%                    1,157,433
                                                                -----------
 NET ASSETS--100%                                               $85,749,898
                                                                ===========

+  See Note 1.
*  Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $105,142,713 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,716,910 and $22,267,158, respectively, resulting in net unrealized depreciation of $20,550,248.

                See accompanying notes to financial statements.

LOOMIS SAYLES EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                             Shares   Value +
------------------------------------------------------------------------------
 COMMON STOCKS - 94.0% OF NET ASSETS
 ARGENTINA--1.4%
 Grupo Financiero Galicia SA ADR                              2,400 $   36,150
                                                                    ----------
 BRAZIL--11.2%
 Companhia Paranaense de Energia-Copel ADR                    5,200     43,160
 Embraer-Empresa Brasileria de Aeronautica SA ADR             2,300     87,170
 Embratel Participacoes SA ADR                                4,685     43,571
 Tele Celular Sul Participacoes SA ADR                        1,700     30,260
 Tele Nordeste Celular Participacoes SA ADR                   1,100     29,590
 Telemig Celular SA                                           1,000     40,050
 Uniao de Bancos Brasileiros SA GDR                           1,000     20,400
                                                                    ----------
                                                                       294,201
                                                                    ----------
 CROATIA--2.0%
 Zagrebacka Banka d.d. GDR                                    2,800     50,960
                                                                    ----------
 GREECE--1.7%
 Commercial Bank of Greece                                    1,000     44,196
                                                                    ----------
 HONG KONG--6.2%
 China Telecom (Hong Kong) Ltd.*                              8,000     35,384
 CNOOC Ltd.*                                                 80,000     70,769
 Wing Hang Bank Ltd.                                         18,000     56,769
                                                                    ----------
                                                                       162,922
                                                                    ----------
 HUNGARY--2.3%
 OTP Bank                                                     1,300     60,160
                                                                    ----------
 INDIA--10.5%
 AremisSoft Corp.*                                            1,900     24,700
 ICICI Ltd. ADR                                               9,600    112,800
 Infosys Technologies Ltd. ADR                                  750     49,125
 State Bank of India GDR                                      3,000     27,600
 Wipro Ltd. ADR*                                              1,900     60,990
                                                                    ----------
                                                                       275,215
                                                                    ----------
 ISRAEL--9.4%
 AudioCodes Ltd.*                                             4,500     39,938
 Check Point Software Technologies Ltd.*                      1,050     49,875
 Comverse Technology, Inc.*                                     800     47,112
 Mercury Interactive Corp.*                                   1,200     50,250
 Teva Pharmaceutical Industries Ltd. ADR                      1,100     60,087
                                                                    ----------
                                                                       247,262
                                                                    ----------
 KOREA--2.2%
 Samsung Securities Co. Ltd.                                  2,600     58,603
                                                                    ----------
 MEXICO--13.7%
 America Movil SA de CV, Series L ADR*                        1,900     27,835
 Corporacion Interamericana de Entretenimiento SA
  Series B*                                                  22,100     83,600
 Grupo Financiero Banamex Accival SA de CV (Banacci)         69,500    120,902

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                     Shares   Value +
----------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 MEXICO--CONTINUED
 Grupo Televisa SA ADR*                               2,000 $   66,820
 Telefonos de Mexico SA ADR                           1,900     59,926
                                                            ----------
                                                               359,083
                                                            ----------
 PHILIPPINES--6.8%
 Ayala Corp.                                        348,000     51,998
 Philippine Long Distance Telephone Co. ADR           5,000     71,750
 SM Prime Holdings, Inc.                            429,000     53,706
                                                            ----------
                                                               177,454
                                                            ----------
 RUSSIA--4.6%
 Mobile Telesystems ADR*                              3,000     78,000
 OAO LUKoil ADR                                       1,100     41,261
                                                            ----------
                                                               119,261
                                                            ----------
 SINGAPORE--4.3%
 Datacraft Asia Ltd.                                 11,440     55,598
 Venture Manufacturing (Singapore) Ltd.               8,000     56,304
                                                            ----------
                                                               111,902
                                                            ----------
 SOUTH AFRICA--2.3%
 Standard Bank Investment Corp. Ltd.                 16,300     59,863
                                                            ----------
 SOUTH KOREA--10.6%
 H&CB                                                 5,027     80,069
 Korea Telecom Corp.                                  1,430     60,273
 Samsung Electronics                                    460     71,886
 SK Telecom Co. Ltd.                                    480     65,995
                                                            ----------
                                                               278,223
                                                            ----------
 THAILAND--3.5%
 Bangkok Bank Public Co. Ltd.*                       47,400     48,700
 National Finance Public Co. Ltd.*                  270,600     43,282
                                                            ----------
                                                                91,982
                                                            ----------
 TURKEY--1.3%
 Haci Omer Sabanci Holding AS                     4,799,999     18,603
 Vestel Elektronik Sanayi ve Ticaret AS           6,475,000     15,645
                                                            ----------
                                                                34,248
                                                            ----------
 TOTAL COMMON STOCKS
  (Identified Cost $3,065,380)                               2,461,685
                                                            ----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                             Face
                                                           Amount   Value +
-----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 8.6% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $225,070 on 4/02/01 collateralized
  by $225,000 U.S. Treasury Note, 6.375% due
  6/30/02 with a value of $234,281                       $225,000 $  225,000
                                                                  ----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $225,000)                                         225,000
                                                                  ----------
 TOTAL INVESTMENTS--102.6%
 (IDENTIFIED COST $3,290,380)@                                     2,686,685
 Liabilities, Less Cash and Other Assets--(2.6%)                     (68,668)
                                                                  ----------
 NET ASSETS--100%                                                 $2,618,017
                                                                  ==========

+  See Note 1.
*  Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $3,290,380 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $115,362 and $719,057, respectively, resulting in net unrealized depreciation of $603,695.

Key to Abbreviations:
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

                TEN LARGEST INDUSTRY HOLDINGS AT MARCH 31, 2001
                         AS A PERCENTAGE OF NET ASSETS

       Telecommunications        19.7%
       Financial Services        16.1%
       Banks/Savings & Loans      9.0%
       Banking & Finance          6.3%
       Computer Services          5.9%
       Computer Software          5.2%
       Electronic Components      3.3%
       Aerospace/Defense          3.3%
       Communications Equipment   3.3%
       Entertainment              3.2%

                See accompanying notes to financial statements.

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                           Shares   Value +
------------------------------------------------------------
 COMMON STOCKS - 91.1% OF NET ASSETS
 AEROSPACE/DEFENSE--1.0%
 CAE, Inc.                                  2,700 $   40,660
                                                  ----------
 AUTO & RELATED--1.5%
 NGK SPARK Plug Co. Ltd.                    5,000     59,552
                                                  ----------
 BUSINESS SERVICES--2.4%
 Celestica, Inc.*                           1,500     41,021
 HomeStore.com, Inc.*                       1,350     32,063
 I-many, Inc.*                              2,350     26,731
                                                  ----------
                                                      99,815
                                                  ----------
 CHEMICALS--SPECIALTY--0.8%
 Cabot Microelectronics Corp.*                750     33,188
                                                  ----------
 COMMERCIAL SERVICES--2.9%
 Venture Manufacturing (Singapore) Ltd.    17,000    119,645
                                                  ----------
 COMMUNICATIONS EQUIPMENT--12.8%
 Alcatel                                      500     15,065
 AudioCodes Ltd.*                           9,200     81,650
 Ciena Corp.*                                 850     35,488
 Comverse Technology, Inc.*                 1,000     58,890
 Exfo Electro-Optical Engineering, Inc.*    1,200     29,175
 JDS Uniphase Corp.*                        2,600     47,937
 Juniper Networks, Inc.*                      750     28,470
 Marconi Plc                                8,100     39,082
 NEC                                        4,000     63,671
 ONI Systems Corp.*                         1,300     25,350
 QUALCOMM, Inc.*                              850     48,131
 Sonus Networks, Inc.*                      1,500     29,930
 Symbol Technologies, Inc.                    600     20,940
                                                  ----------
                                                     523,779
                                                  ----------
 COMPUTER HARDWARE--2.8%
 EMC Corp.*                                 1,450     42,630
 Nissho Electronics Corp.                   3,000     71,702
                                                  ----------
                                                     114,332
                                                  ----------
 COMPUTER SERVICES--11.6%
 Check Point Software Technologies Ltd.*    1,350     64,125
 Datacraft Asia Ltd.                       24,040    116,835
 Gemplus International SA*                 15,000     79,041
 Information Development Co. Ltd.          10,780     93,612
 Infosys Technologies Ltd. ADR                800     52,400
 IntraNet Solutions, Inc.*                  1,500     35,906
 SunGard Data Systems, Inc.*                  600     29,538
                                                  ----------
                                                     471,457
                                                  ----------
 COMPUTER SOFTWARE--21.8%
 AremisSoft Corp.*                          4,000     52,000
 Autonomy Corp. Plc ADR*                    2,900     29,544

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                  Shares   Value +
-------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 COMPUTER SOFTWARE--CONTINUED
 Business Objects SA ADR*                         2,850  $   87,994
 Cadence Design Systems, Inc.*                    1,800      33,282
 Internet Security Systems, Inc.*                   700      19,152
 Itochu Techno-Science Corp.                        600      55,927
 Macrovision Corp.*                               1,350      58,809
 Manugistics Group, Inc.*                         1,650      30,216
 MapInfo Corp.*                                   1,450      25,738
 MatrixOne, Inc.*                                 1,300      22,181
 Mercury Interactive Corp.*                       2,200      92,125
 Micromuse, Inc.*                                 1,200      45,348
 NCsoft Corp.                                       700      45,545
 Netegrity, Inc.*                                 1,500      36,937
 Peregrine Systems, Inc.*                         1,750      34,125
 RADVision Ltd*                                   6,400      44,400
 Siebel Systems, Inc.*                            1,150      31,280
 Synopsys, Inc.*                                    600      28,162
 Veritas Software Co.*                            1,150      53,176
 Wipro Ltd. ADR*                                  2,000      64,200
                                                         ----------
                                                            890,141
                                                         ----------
 ELECTRONIC COMPONENTS--2.4%
 Anritsu Corp.                                    3,000      50,191
 Sanmina Corp.*                                   2,350      45,972
                                                         ----------
                                                             96,163
                                                         ----------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--6.2%
 Bookham Technology Plc ADR*                      8,700      39,150
 DuPont Photomasks, Inc.*                           300      13,163
 Infineon Technologies AG                         1,500      56,081
 Integrated Device Technology, Inc.*                900      26,649
 NVIDIA Corp.*                                      400      25,969
 Semtech Corp.*                                   1,150      33,853
 STMicroelectronics NV                              900      30,753
 Xilinx, Inc.*                                      800      28,100
                                                         ----------
                                                            253,718
                                                         ----------
 HEALTHCARE--BIOTECHNOLOGY--4.9%
 Celltech Group Plc*                              5,800      99,592
 Human Genome Sciences, Inc.*                       850      39,100
 IDEC Pharmaceuticals Corp.*                        750      30,000
 Myriad Genetics, Inc.*                             750      30,422
                                                         ----------
                                                            199,114
                                                         ----------
 HEALTHCARE--DRUGS--2.0%
 Serono SA*                                       4,100      82,820
                                                         ----------
 HEALTHCARE--MEDICAL TECHNOLOGY--2.8%
 Cochlear Ltd.                                    6,550     113,301
                                                         ----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                           Shares   Value +
-----------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 MACHINERY--4.0%
 ASM Lithography Holding NV*                                1,600 $   34,700
 KLA-Tencor Corp.*                                          1,350     53,156
 Novellus Systems, Inc.*                                    1,850     75,041
                                                                  ----------
                                                                     162,897
                                                                  ----------
 NETWORKING PRODUCTS--0.7%
 Emulex Corp.*                                              1,600     30,100
                                                                  ----------
 OFFICE EQUIPMENT--1.8%
 Canon, Inc.                                                2,000     72,498
                                                                  ----------
 TELECOMMUNICATIONS--6.8%
 Global Crossing Ltd.*                                      1,700     22,933
 Nokia Oyj                                                  1,400     33,511
 Spirent Plc                                               12,045     60,680
 Telefonica SA ADR                                          1,632     78,173
 Vodafone Group Plc                                        30,200     82,714
                                                                  ----------
                                                                     278,011
                                                                  ----------
 UTILITIES--1.9%
 Vivendi Universal SA                                       1,300     78,738
                                                                  ----------
 TOTAL COMMON STOCKS
  (Identified Cost $5,459,976)                                     3,719,929
                                                                  ----------
                                                             Face
                                                           Amount
-----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--9.8% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $399,125 on 4/02/01 collateralized
  by $390,000 U.S. Treasury Note, 5.500% due
  3/31/03 with a value of $409,500                       $399,000    399,000
                                                                  ----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $399,000)                                         399,000
                                                                  ----------
 TOTAL INVESTMENTS--100.9%
 (IDENTIFIED COST $5,858,976)@                                     4,118,929
 Liabilities, Less Cash and Other Assets--(0.9%)                     (37,684)
                                                                  ----------
 NET ASSETS--100%                                                 $4,081,245
                                                                  ==========

+  See Note 1.
*  Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $5,858,976 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $19,339 and $1,759,386, respectively, resulting in net unrealized depreciation of $1,740,047.

Key to Abbreviations:
ADR: American Depositary Receipt

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                 TEN LARGEST COUNTRY HOLDINGS AT MARCH 31, 2001
                         AS A PERCENTAGE OF NET ASSETS

       United States   38.9%
       Japan           11.4%
       Israel           7.3%
       United Kingdom   6.9%
       Singapore        5.8%
       France           5.0%
       India            4.1%
       Canada           2.9%
       Australia        2.8%
       Spain            1.9%

                 See accompanying notes to financial statements

LOOMIS SAYLES GROWTH FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                  Shares    Value +
--------------------------------------------------------------------
 COMMON STOCKS - 97.5% OF NET ASSETS
 ADVERTISING--3.0%
 Omnicom Group, Inc.                               9,900 $   820,512
                                                         -----------
 AEROSPACE/DEFENSE--1.9%
 Boeing Co.                                        9,300     518,103
                                                         -----------
 AUTO & RELATED--1.8%
 Harley-Davidson, Inc.                            13,300     504,735
                                                         -----------
 BROADCASTING--1.8%
 Clear Channel Communications, Inc.*               9,100     495,495
                                                         -----------
 COMMUNICATIONS EQUIPMENT--0.7%
 Ciena Corp.*                                      4,600     192,050
                                                         -----------
 COMPUTER HARDWARE--7.2%
 Dell Computer Corp.*                             37,300     958,144
 EMC Corp.*                                        8,400     246,960
 International Business Machines Corp.             8,000     769,440
                                                         -----------
                                                           1,974,544
                                                         -----------
 COMPUTER SERVICES--1.9%
 Electronic Data Systems Corp.                     9,100     508,326
                                                         -----------
 COMPUTER SOFTWARE--3.7%
 Microsoft Corp.*                                 13,700     749,219
 Siebel Systems, Inc.*                            10,100     274,720
                                                         -----------
                                                           1,023,939
                                                         -----------
 DATA PROCESSING SERVICES--2.3%
 First Data Corp.                                 10,400     620,984
                                                         -----------
 DIVERSIFIED OPERATIONS--5.3%
 General Electric Co.                             34,400   1,439,984
                                                         -----------
 ELECTRONIC COMPONENTS--1.0%
 Micron Technology, Inc.*                          6,500     269,945
                                                         -----------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--3.9%
 Advanced Micro Devices, Inc.*                    10,200     270,708
 Intel Corp.                                      10,400     273,650
 Linear Technology Corp.                           4,600     188,887
 Texas Instruments, Inc.                          10,400     322,192
                                                         -----------
                                                           1,055,437
                                                         -----------
 FINANCIAL SERVICES--8.8%
 Citigroup, Inc.                                   9,400     422,812
 Concord EFS, Inc.*                               15,900     642,956
 Franklin Resources, Inc.                          9,200     359,812
 U.S. Bancorp                                     13,500     313,200
 USA Education, Inc.                               9,400     682,910
                                                         -----------
                                                           2,421,690
                                                         -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                              Shares    Value +
----------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 FOOD & BEVERAGE--3.1%
 PepsiCo, Inc.                                11,100 $   487,845
 SYSCO Corp.                                  13,300     352,583
                                                     -----------
                                                         840,428
                                                     -----------
 GOVERNMENT AGENCIES--5.4%
 Federal Home Loan Mortgage Corp.             13,900     901,137
 Federal National Mortgage Association         7,100     565,160
                                                     -----------
                                                       1,466,297
                                                     -----------
 HEALTHCARE--DRUGS--2.9%
 Pfizer, Inc.                                 12,200     499,590
 Pharmacia Corp.                               6,000     302,220
                                                     -----------
                                                         801,810
                                                     -----------
 HEALTHCARE--MEDICAL TECHNOLOGY--2.5%
 Medtronic, Inc.                               8,500     388,790
 Stryker Corp.                                 5,700     297,825
                                                     -----------
                                                         686,615
                                                     -----------
 HEALTHCARE--SERVICES--5.4%
 Cardinal Health, Inc.                         8,900     861,075
 UnitedHealth Group, Inc.                     10,500     622,230
                                                     -----------
                                                       1,483,305
                                                     -----------
 INSURANCE--1.8%
 American International Group, Inc.            6,100     491,050
                                                     -----------
 MACHINERY--1.2%
 KLA-Tencor Corp.*                             8,200     322,875
                                                     -----------
 MANUFACTURING--4.2%
 Minnesota Mining and Manufacturing Co.        6,600     685,740
 Tyco International Ltd.                      10,900     471,207
                                                     -----------
                                                       1,156,947
                                                     -----------
 MEDIA & ENTERTAINMENT--1.9%
 AOL Time Warner, Inc.*                        7,200     289,080
 Viacom, Inc. Class B*                         5,223     229,655
                                                     -----------
                                                         518,735
                                                     -----------
 NATURAL GAS--3.0%
 El Paso Corp.                                12,400     809,720
                                                     -----------
 OIL & GAS EXPLORATION--2.0%
 Anadarko Petroleum Corp.                      8,900     558,742
                                                     -----------
 RETAIL--FOOD & DRUG--2.8%
 CVS Corp.                                    13,200     772,068
                                                     -----------
 RETAIL--GENERAL--5.1%
 Kohl's Corp.*                                 6,000     370,140
 Target Corp.                                 28,400   1,024,672
                                                     -----------
                                                       1,394,812
                                                     -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                               Shares    Value +
---------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 RETAIL--SPECIALTY--2.4%
 Lowe's Cos., Inc.                                             11,100 $   648,795
                                                                      -----------
 SECURITIES--2.8%
 Lehman Brothers Holdings, Inc.                                12,100     758,670
                                                                      -----------
 TELECOMMUNICATIONS--4.4%
 Qwest Communications International, Inc.*                     10,854     380,433
 Sprint Corp.                                                  10,200     224,298
 WorldCom, Inc.                                                32,000     598,000
                                                                      -----------
                                                                        1,202,731
                                                                      -----------
 UTILITIES--3.3%
 Calpine Corp.*                                                16,600     914,162
                                                                      -----------
 TOTAL COMMON STOCKS
  (Identified Cost $28,485,794)                                        26,673,506
                                                                      -----------
 WARRANTS--0.0% OF NET ASSETS
 COMPUTER SOFTWARE--0.0%
 Per-Se Technologies, Inc., expiring 07/08/03*                    203          10
                                                                      -----------
 TOTAL WARRANTS
  (Identified Cost $0)                                                         10
                                                                      -----------
                                                                 Face
                                                               Amount
---------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 1.1% OF NET ASSETS
 Repurchase Agreement with State Street Bank and Trust
  Co.,
  dated 3/30/01 at 3.750% to be repurchased at
  $312,098 on
  4/02/01 collateralized by $320,000 U.S. Treasury
  Note,
  4.750% due 11/15/08 with a value of $320,784               $312,000     312,000
                                                                      -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $312,000)                                              312,000
                                                                      -----------
 TOTAL INVESTMENTS--98.6%
 (IDENTIFIED COST $28,797,794)@                                        26,985,516
 Cash and Other Assets, Less Liabilities--1.4%                            378,461
                                                                      -----------
 NET ASSETS--100%                                                     $27,363,977
                                                                      ===========

+  See Note 1.
*  Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $28,797,794 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $540,757 and $2,353,035, respectively, resulting in net unrealized depreciation of $1,812,278.

                See accompanying notes to financial statements.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                              Shares    Value +
----------------------------------------------------------------
 COMMON STOCKS - 92.8% OF NET ASSETS
 AUSTRALIA--4.9%
 Commonwealth Bank of Australia               41,880 $   584,930
 Foster's Brewing Group Ltd.                 379,100     953,437
 News Corporation Ltd.                        49,300     373,895
 QBE Insurance Group                         131,700     700,398
 Rio Tinto Ltd.                               45,100     714,697
 Southcorp                                   178,000     558,067
                                                     -----------
                                                       3,885,424
                                                     -----------
 BELGIUM--2.1%
 Dexia                                         5,580     819,758
 Interbrew                                    34,000     867,085
                                                     -----------
                                                       1,686,843
                                                     -----------
 BRAZIL--0.7%
 Embratel Participacoes SA ADR                 9,200      85,560
 Tele Norte Leste Participacoes SA ADR        17,700     288,156
 Uniao de Bancos Brasileiros SA GDR            7,900     161,160
                                                     -----------
                                                         534,876
                                                     -----------
 CANADA--7.8%
 Anderson Exploration Ltd.*                   36,700     830,759
 Bombardier Capital Ltd.                      47,600     657,967
 Canadian Pacific Ltd.                        16,800     610,919
 George Weston Ltd.                           12,200     684,611
 Manulife Financial Corp.                     21,200     558,531
 Petro-Canada                                 35,100     788,754
 Precision Drilling Corp.*                    17,800     638,818
 Royal Bank of Canada                         20,200     604,297
 TransCanada PipeLines Ltd.                   65,300     796,634
                                                     -----------
                                                       6,171,290
                                                     -----------
 DENMARK--3.3%
 Novo Nordisk A/S Series B                     8,400   1,702,840
 Vestas Wind Systems A/S                      20,710     878,716
                                                     -----------
                                                       2,581,556
                                                     -----------
 FINLAND--0.6%
 Nokia Oyj                                    20,400     488,308
                                                     -----------
 FRANCE--10.6%
 Accor SA                                     21,000     786,056
 Alcatel                                      10,554     317,989
 Aventis SA                                   20,800   1,608,374
 Carrefour SA                                 14,800     804,609
 Coflexip SA                                   8,100   1,088,787
 STMicroelectronics NV                        11,800     403,206
 Total Fina SA Class B                         9,430   1,273,370
 Vivendi Environnement                        23,900   1,043,883
 Vivendi Universal SA                         17,100   1,035,702
                                                     -----------
                                                       8,361,976
                                                     -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                            Shares    Value +
------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 GERMANY--2.3%
 Deutsche Post AG*                                          55,200 $   942,053
 Muenchener Rueckversicherungs-Gesellschaft AG               2,900     855,394
                                                                   -----------
                                                                     1,797,447
                                                                   -----------
 HONG KONG--3.6%
 Amoy Properties Ltd.                                      707,000     788,572
 CNOOC Ltd.*                                               751,000     664,342
 Dah Sing Financial Group                                   85,200     420,536
 Huaneng Power International, Inc.                         796,000     426,061
 Sun Hung Kai Properties Ltd.                               61,000     580,669
                                                                   -----------
                                                                     2,880,180
                                                                   -----------
 IRELAND--2.7%
 Anglo Irish Bank Corp. Plc                                214,800     595,223
 Elan Corp. Plc ADR*                                        29,400   1,536,150
                                                                   -----------
                                                                     2,131,373
                                                                   -----------
 ISRAEL--1.9%
 Check Point Software Technologies Ltd.*                     9,400     446,500
 Comverse Technology, Inc.*                                 10,800     636,012
 Teva Pharmaceutical Industries Ltd. ADR                     7,600     415,150
                                                                   -----------
                                                                     1,497,662
                                                                   -----------
 ITALY--3.0%
 ENI Spa                                                   237,800   1,548,026
 Riunione Adriatica di Sicurta Spa                          67,800     829,047
                                                                   -----------
                                                                     2,377,073
                                                                   -----------
 JAPAN--9.6%
 Canon, Inc.                                                10,000     362,492
 Fujitsu Ltd.                                               29,000     385,835
 Japan Airlines Co. Ltd.                                   204,000     770,363
 JGC Corp.                                                 105,000     790,511
 Matsumotokiyoshi Co. Ltd.                                  23,500     761,990
 Mitsubishi Estate Co. Ltd.                                 72,700     671,861
 Nintendo Co. Ltd.                                           6,600   1,078,442
 NTT Mobile Communications                                      34     590,503
 Shohkoh Fund & Co. Ltd.                                     4,910     578,936
 Sony Corp.                                                  5,500     389,978
 Takeda Chemical Industries Ltd.                            16,000     771,192
 Takefuji Corp.                                              5,800     439,898
                                                                   -----------
                                                                     7,592,001
                                                                   -----------
 MEXICO--1.4%
 America Movil SA de CV, Series L ADR*                       3,600      52,740
 Grupo Financiero Banamex Accival SA de CV (Banacci)       229,000     398,366
 Telefonos de Mexico SA ADR                                 21,300     671,802
                                                                   -----------
                                                                     1,122,908
                                                                   -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                Shares    Value +
------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 NETHERLANDS--6.0%
 ASM Lithography Holding NV*                    21,700 $   470,619
 Fortis (NL) NV                                 15,600     407,171
 Heineken NV                                    16,000     834,659
 ING Groep NV                                   15,600   1,015,526
 Koninklijke (Ahold) NV                         30,600     947,004
 Royal Dutch Petroleum Co.                      18,750   1,038,981
                                                       -----------
                                                         4,713,960
                                                       -----------
 PORTUGAL--1.1%
 Portugal Telecom SGPS SA                      103,110     879,847
                                                       -----------
 SINGAPORE--2.2%
 Datacraft Asia Ltd.                           112,600     547,236
 Singapore Technologies Engineering Ltd.       832,000   1,217,224
                                                       -----------
                                                         1,764,460
                                                       -----------
 SOUTH AFRICA--0.6%
 Standard Bank Investment Corp. Ltd.           126,300     463,847
                                                       -----------
 SOUTH KOREA--0.8%
 H&CB                                           38,025     605,658
                                                       -----------
 SPAIN--3.3%
 Banco Bilbao Vizcaya Argentaria SA             59,500     808,686
 Endesa SA                                      49,700     818,459
 Telefonica SA *                                63,154   1,011,134
                                                       -----------
                                                         2,638,279
                                                       -----------
 SWEDEN--0.9%
 Nordic Baltic Holding (NBH) AB                120,800     733,285
                                                       -----------
 SWITZERLAND--5.4%
 Nestle SA                                         440     917,147
 Novartis                                          960   1,498,712
 Synthes-Stratec, Inc.                           1,700     901,311
 UBS AG                                          6,900     992,105
                                                       -----------
                                                         4,309,275
                                                       -----------
 THAILAND--0.5%
 Bangkok Bank Public Co. Ltd.*                 358,600     368,438
                                                       -----------
 UNITED KINGDOM--17.5%
 Allied Domecq Plc                             296,800   1,756,358
 Billiton Plc                                  124,300     561,815
 BP Amoco Plc                                  124,900   1,031,569
 British Energy Plc                            106,600     438,701
 Capita Group Plc                               74,760     507,119
 Compass Group Plc*                            219,300   1,562,267
 Diageo Plc                                    132,300   1,327,371
 GlaxoSmithKline Plc*                           39,900   1,042,413
 Regus Plc                                      55,500     211,864
 Royal Bank of Scotland Group Plc               50,700   1,150,454

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                           Shares    Value +
------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 UNITED KINGDOM--CONTINUED
 Shire Pharmaceutical Group Plc*                           81,000 $ 1,235,681
 Spirent Plc                                              131,642     663,187
 Standard Chartered Plc                                    80,400     972,095
 Vodafone Group Plc                                       493,768   1,352,363
                                                                  -----------
                                                                   13,813,257
                                                                  -----------
 TOTAL COMMON STOCKS
  (Identified Cost $78,837,997)                                    73,399,223
                                                                  -----------
                                                             Face
                                                           Amount
------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 8.6% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $6,833,135 on 4/02/01
  collateralized by $6,785,000 U.S. Treasury
  Note, 6.250% due 4/30/01 with a value of
  $6,968,141                                           $6,831,000   6,831,000
                                                                  -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $6,831,000)                                      6,831,000
                                                                  -----------
 TOTAL INVESTMENTS--101.4%
 (IDENTIFIED COST $85,668,997)@                                    80,230,223
 Liabilities, Less Cash and Other Assets--(1.4%)                   (1,099,955)
                                                                  -----------
 NET ASSETS--100%                                                 $79,130,268
                                                                  ===========

+  See Note 1.
*  Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $85,668,997 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,490,028 and $6,928,802, respectively, resulting in net unrealized depreciation of $5,438,774.

Key to Abbreviations:
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

                TEN LARGEST INDUSTRY HOLDINGS AT MARCH 31, 2001
                         AS A PERCENTAGE OF NET ASSETS

       Food & Beverage                11.4%
       Healthcare-Drugs                8.6%
       Oil & Gas                       8.0%
       Banking & Finance               7.7%
       Telecommunications              7.6%
       Financial Services              6.4%
       Healthcare-Medical Technology   3.8%
       Utilities                       3.3%
       Oil & Gas Exploration           2.9%
       Real Estate                     2.8%

                See accompanying notes to financial statements.

LOOMIS SAYLES RESEARCH FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                  Shares   Value +
-------------------------------------------------------------------
 COMMON STOCKS - 99.8% OF NET ASSETS
 AEROSPACE/DEFENSE--0.8%
 United Technologies Corp.                          375  $   27,488
                                                         ----------
 AIRLINES--0.6%
 Southwest Airlines Co.                           1,275      22,631
                                                         ----------
 BANKING & FINANCE--1.7%
 Bank of America Corp.                            1,150      62,963
                                                         ----------
 BANKS/SAVINGS & LOANS--1.7%
 The Bank of New York Co., Inc.                   1,250      61,550
                                                         ----------
 BEVERAGES--2.6%
 Anheuser-Busch Cos., Inc.                        2,075      95,305
                                                         ----------
 BROADCASTING--1.6%
 Clear Channel Communications, Inc.*                437      23,795
 Comcast Corp. Class A*                             800      33,550
                                                         ----------
                                                             57,345
                                                         ----------
 CHEMICALS--MAJOR--2.6%
 Dow Chemical Co.                                 1,000      31,570
 Praxair, Inc.                                    1,400      62,510
                                                         ----------
                                                             94,080
                                                         ----------
 COMMUNICATIONS EQUIPMENT--1.5%
 Cisco Systems, Inc.*                             2,200      34,787
 Juniper Networks, Inc.*                            460      17,462
                                                         ----------
                                                             52,249
                                                         ----------
 COMPUTER HARDWARE--5.8%
 Dell Computer Corp.*                               725      18,623
 EMC Corp.*                                       2,975      87,465
 International Business Machines Corp.            1,050     100,989
                                                         ----------
                                                            207,077
                                                         ----------
 COMPUTER SERVICES--1.4%
 Check Point Software Technologies Ltd.*            550      26,125
 SunGard Data Systems, Inc.*                        475      23,384
                                                         ----------
                                                             49,509
                                                         ----------
 COMPUTER SOFTWARE--5.0%
 Advent Software, Inc.*                             750      33,234
 Computer Associates International, Inc.          1,225      33,320
 Microsoft Corp.*                                 1,550      84,766
 Veritas Software Co.*                              600      27,744
                                                         ----------
                                                            179,064
                                                         ----------
 DIVERSIFIED OPERATIONS--6.1%
 General Electric Co.                             5,225     218,718
                                                         ----------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--3.0%
 Intel Corp.                                      1,575      41,442
 Linear Technology Corp.                            825      33,877

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                       Shares   Value +
------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--CONTINUED
 Texas Instruments, Inc.                               1,100  $   34,078
                                                              ----------
                                                                 109,397
                                                              ----------
 FINANCIAL SERVICES--7.7%
 Citigroup, Inc.                                       2,566     115,419
 Household International, Inc.                           675      39,987
 J.P. Morgan Chase & Co.                               1,250      56,125
 U.S. Bancorp                                          2,825      65,540
                                                              ----------
                                                                 277,071
                                                              ----------
 FOOD & BEVERAGE--1.6%
 PepsiCo, Inc.                                         1,275      56,036
                                                              ----------
 GOVERNMENT AGENCIES--1.7%
 Federal Home Loan Mortgage Corp.                        925      59,968
                                                              ----------
 HEALTHCARE--BIOTECHNOLOGY--0.9%
 MedImmune, Inc.*                                        900      32,288
                                                              ----------
 HEALTHCARE--DRUGS--8.6%
 Bristol Myers Squibb Co.                              1,300      77,220
 Merck & Co., Inc.                                       725      55,027
 Pfizer, Inc.                                          3,200     131,040
 Pharmacia Corp.                                         900      45,333
                                                              ----------
                                                                 308,620
                                                              ----------
 HEALTHCARE--MEDICAL TECHNOLOGY--2.0%
 Applera Corp.--Applied Biosystems Group                 750      20,812
 Medtronic, Inc.                                       1,100      50,314
                                                              ----------
                                                                  71,126
                                                              ----------
 HEALTHCARE--PRODUCTS--1.7%
 Baxter International, Inc.                              450      42,363
 Waters Corp.*                                           400      18,580
                                                              ----------
                                                                  60,943
                                                              ----------
 HOUSING & BUILDING MATERIALS--1.8%
 Black & Decker Corp.                                    400      14,700
 Leggett & Platt, Inc.                                 2,575      49,517
                                                              ----------
                                                                  64,217
                                                              ----------
 INSURANCE--3.7%
 Ace Ltd.                                              1,500      55,140
 American International Group, Inc.                      400      32,200
 John Hancock Financial Services, Inc.                 1,175      45,179
                                                              ----------
                                                                 132,519
                                                              ----------
 MANUFACTURING--1.7%
 Tyco International Ltd.                               1,425      61,603
                                                              ----------
 MEDIA & ENTERTAINMENT--2.8%
 AOL Time Warner, Inc.*                                1,575      63,236
 Viacom, Inc. Class B*                                   875      38,474
                                                              ----------
                                                                 101,710
                                                              ----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                          Shares   Value +
-----------------------------------------------------------
 COMMON STOCKS - CONTINUED
 NATURAL GAS--2.5%
 Dynegy, Inc. Class A                       750  $   38,257
 El Paso Corp.                              780      50,934
                                                 ----------
                                                     89,191
                                                 ----------
 OIL & GAS DRILLING EQUIPMENT--1.1%
 Schlumberger Ltd.                          350      20,163
 Transocean Sedco Forex, Inc.               450      19,508
                                                 ----------
                                                     39,671
                                                 ----------
 OIL & GAS--MAJOR INTEGRATED--5.9%
 BP Amoco Plc ADR                           800      39,696
 Conoco, Inc. Class B                     1,175      33,194
 Exxon Mobil Corp.                        1,275     103,275
 Texaco, Inc.                               525      34,860
                                                 ----------
                                                    211,025
                                                 ----------
 PERSONAL CARE--1.7%
 Kimberly-Clark Corp.                       925      62,743
                                                 ----------
 PUBLISHING--3.4%
 McGraw-Hill Cos., Inc.                   2,050     122,282
                                                 ----------
 RETAIL--GENERAL--2.0%
 Federated Department Stores, Inc.*       1,750      72,712
                                                 ----------
 SECURITIES--1.5%
 Lehman Brothers Holdings, Inc.             850      53,295
                                                 ----------
 TELECOMMUNICATIONS--7.2%
 BellSouth Corp.                          1,425      58,311
 CenturyTel, Inc.                         1,450      41,688
 Nokia Oyj ADR                            1,850      44,400
 SBC Communications, Inc.                   775      34,588
 Sprint Corp.                             2,350      51,676
 Verizon Communications, Inc.               550      27,115
                                                 ----------
                                                    257,778
                                                 ----------
 TEXTILE & APPAREL--1.4%
 Jones Apparel Group, Inc.*               1,375      51,975
                                                 ----------
 TOBACCO--2.6%
 Philip Morris Cos., Inc.                 2,000      94,900
                                                 ----------
 UTILITIES--1.9%
 Calpine Corp.*                           1,250      68,838
                                                 ----------
 TOTAL COMMON STOCKS
  (Identified Cost $3,914,391)                    3,587,887
                                                 ----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                             Face
                                                           Amount   Value +
-----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 5.0% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $181,057 on 4/02/01 collateralized
  by $165,000 U.S. Treasury Bond, 6.750% due
  8/15/26 with a value of $190,093                       $181,000 $  181,000
                                                                  ----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $181,000)                                         181,000
                                                                  ----------
 TOTAL INVESTMENTS--104.8%
 (IDENTIFIED COST $4,095,391)@                                     3,768,887
 Liabilities, Less Cash and Other Assets--(4.8%)                    (173,203)
                                                                  ----------
 NET ASSETS--100%                                                 $3,595,684
                                                     ===          ==========

+  See Note 1.
*  Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $4,095,391 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $148,500 and $475,004, respectively, resulting in net unrealized depreciation of $326,504.

Key to Abbreviations:
ADR: American Depositary Receipt

                See accompanying notes to financial statements.

LOOMIS SAYLES SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                Shares     Value +
-------------------------------------------------------------------
 COMMON STOCKS - 93.0% OF NET ASSETS
 BANKS/SAVINGS & LOANS--2.7%
 Greater Bay Bancorp                            94,050 $  2,368,884
 New York Community Bancorp, Inc.              133,350    3,867,150
                                                       ------------
                                                          6,236,034
                                                       ------------
 BROADCASTING--2.5%
 Entercom Communications Corp.                 103,200    4,055,760
 Radio One, Inc. Class D                       122,600    1,884,975
                                                       ------------
                                                          5,940,735
                                                       ------------
 BUILDING & CONSTRUCTION--1.4%
 The Shaw Group, Inc.*                          72,200    3,372,462
                                                       ------------
 BUSINESS SERVICES--5.8%
 ChoicePoint, Inc.*                            140,625    4,753,125
 Corporate Executive Board Co.*                158,500    4,784,719
 Forrester Research, Inc.*                     100,825    2,400,895
 HomeStore.com, Inc.*                           67,900    1,612,625
                                                       ------------
                                                         13,551,364
                                                       ------------
 CHEMICALS--SPECIALTY--2.7%
 Albany Molecular Research, Inc.*              104,100    3,643,500
 Cabot Microelectronics Corp.*                  42,500    1,880,625
 Symyx Technologies, Inc.*                      73,150      923,519
                                                       ------------
                                                          6,447,644
                                                       ------------
 COMMUNICATIONS EQUIPMENT--2.2%
 Aeroflex, Inc.*                               165,400    1,705,688
 Exfo Electro-Optical Engineering, Inc.*       100,100    2,433,681
 Ulticom, Inc.*                                 54,050      996,547
                                                       ------------
                                                          5,135,916
                                                       ------------
 COMPUTER HARDWARE--2.0%
 Advanced Digital Information Corp.*           269,300    4,662,256
                                                       ------------
 COMPUTER SERVICES--1.3%
 IntraNet Solutions, Inc.*                     131,950    3,158,553
                                                       ------------
 COMPUTER SOFTWARE--5.5%
 Macrovision Corp.*                            113,850    4,959,591
 Manhattan Associates, Inc.*                   120,500    1,875,281
 Manugistics Group, Inc.*                      100,300    1,836,744
 MatrixOne, Inc.*                              119,600    2,040,675
 Mercury Interactive Corp.*                     52,200    2,185,875
                                                       ------------
                                                         12,898,166
                                                       ------------
 EDUCATION--3.1%
 DeVry, Inc.*                                  152,500    4,582,625
 Edison Schools, Inc. Class A*                 131,600    2,664,900
                                                       ------------
                                                          7,247,525
                                                       ------------
 ELECTRICAL EQUIPMENT--3.8%
 Active Power, Inc.*                            99,100    2,012,969

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                         Shares     Value +
----------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 ELECTRICAL EQUIPMENT--CONTINUED
 C&D Technologies, Inc.                                 102,800 $  2,837,280
 FuelCell Energy, Inc.*                                  37,100    1,873,550
 Varian Semiconductor Equipment Associates, Inc.*        65,500    2,091,906
                                                                ------------
                                                                   8,815,705
                                                                ------------
 ELECTRONIC COMPONENTS--3.5%
 Mercury Computer Systems, Inc.*                        107,900    4,140,662
 Plexus Corp.*                                          105,200    2,695,750
 Power-One, Inc.*                                        99,300    1,438,857
                                                                ------------
                                                                   8,275,269
                                                                ------------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--7.7%
 Cirrus Logic, Inc.*                                    101,600    1,517,650
 Cymer, Inc.*                                           154,700    3,346,161
 DuPont Photomasks, Inc.*                                42,100    1,847,306
 EMCORE Corp.*                                           85,800    2,150,362
 Exar Corp.*                                             75,700    1,485,613
 TranSwitch Corp.*                                      174,350    2,288,344
 TriQuint Semiconductor, Inc.*                          108,300    1,604,194
 Veeco Instruments, Inc.*                                89,300    3,711,531
                                                                ------------
                                                                  17,951,161
                                                                ------------
 ELECTRONIC MEASURING INSTRUMENTS--1.4%
 Molecular Devices Corp.*                                71,850    3,269,175
                                                                ------------
 FINANCIAL SERVICES--6.7%
 AmeriCredit Corp.*                                     125,400    4,066,722
 Investors Financial Services Corp.                      86,600    5,076,925
 Metris Companies, Inc.                                 131,400    2,730,492
 Raymond James Financial, Inc.                          138,800    3,858,640
                                                                ------------
                                                                  15,732,779
                                                                ------------
 HEALTHCARE--BIOTECHNOLOGY--4.1%
 Abgenix, Inc.*                                          72,800    1,724,450
 Alkermes, Inc.                                          67,500    1,480,781
 Aurora Biosciences Corp.*                               93,500    1,671,312
 Exelixis, Inc.*                                        106,900      928,694
 Myriad Genetics, Inc.*                                  52,000    2,109,250
 Trimeris, Inc.*                                         56,600    1,698,000
                                                                ------------
                                                                   9,612,487
                                                                ------------
 HEALTHCARE--DRUGS--5.2%
 Barr Laboratories, Inc.*                                69,600    3,979,032
 CIMA Labs, Inc.*                                        31,000    1,925,875
 Medicis Pharmaceutical Corp. Class A*                   44,650    2,001,213
 Noven Pharmaceuticals, Inc.*                           150,200    4,252,537
                                                                ------------
                                                                  12,158,657
                                                                ------------
 HEALTHCARE--MEDICAL TECHNOLOGY--1.0%
 MiniMed, Inc.*                                          84,300    2,449,969
                                                                ------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                             Shares     Value +
----------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 HEALTHCARE--SERVICES--7.4%
 AdvancePCS*                                 71,650 $  3,888,132
 IMPATH, Inc.*                               74,500    3,454,937
 LifePoint Hospitals, Inc.*                 104,200    3,725,150
 Priority Healthcare Corp. Class B*         167,600    6,326,900
                                                    ------------
                                                      17,395,119
                                                    ------------
 HOME BUILDERS--1.6%
 D.R. Horton, Inc.                          176,677    3,736,719
                                                    ------------
 INSURANCE--1.8%
 HCC Insurance Holdings, Inc.               158,700    4,197,615
                                                    ------------
 NETWORKING PRODUCTS--1.0%
 Emulex Corp.*                              121,100    2,278,194
                                                    ------------
 OIL & GAS DRILLING EQUIPMENT--6.3%
 Hanover Compressor Co.*                    151,200    4,793,040
 Marine Drilling Cos., Inc.*                134,100    3,573,765
 UTI Energy Corp.*                          170,700    5,163,675
 Veritas DGC, Inc.*                          36,400    1,162,980
                                                    ------------
                                                      14,693,460
                                                    ------------
 OIL & GAS EXPLORATION--3.4%
 Barrett Resources Corp.*                    42,500    2,552,125
 Key Energy Services, Inc.*                 134,300    1,437,010
 Spinnaker Exploration Co.*                  50,000    2,185,000
 Tom Brown, Inc.*                            52,100    1,719,300
                                                    ------------
                                                       7,893,435
                                                    ------------
 RETAIL--SPECIALTY--7.7%
 Linens 'n Things, Inc.*                    139,000    3,822,500
 Men's Wearhouse, Inc.*                     105,250    2,271,295
 O'Reilly Automotive, Inc.*                 143,700    2,865,019
 Talbots, Inc.                              100,500    4,269,240
 The Cheesecake Factory, Inc.*              133,350    4,908,947
                                                    ------------
                                                      18,137,001
                                                    ------------
 TELECOMMUNICATIONS--WIRELESS--1.2%
 Dobson Communications Corp. Class A*        58,400      967,250
 Leap Wireless International, Inc.*          64,100    1,798,806
                                                    ------------
                                                       2,766,056
                                                    ------------
 TOTAL COMMON STOCKS
  (Identified Cost $275,522,613)                     218,013,456
                                                    ------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                             Face
                                                           Amount     Value +
------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 2.0% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $4,589,434 on 4/02/01
  collateralized by $4,525,000 U.S. Treasury
  Note, 5.625% due 12/31/02 with a value of
  $4,683,375                                           $4,588,000 $  4,588,000
                                                                  ------------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $4,588,000)                                       4,588,000
                                                                  ------------
 TOTAL INVESTMENTS--95.0%
  (IDENTIFIED COST $280,110,613)@                                  222,601,456
 Cash and Other Assets, Less Liabilities -- 5.0%                    11,812,241
                                                                  ------------
 NET ASSETS--100%                                                 $234,413,697
                                                                  ============

+  See Note 1.
*  Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $280,110,613 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,637,625 and $67,146,782, respectively, resulting in net unrealized depreciation of $57,509,157.

                See accompanying notes to financial statements.

LOOMIS SAYLES SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                            Shares     Value +
---------------------------------------------------------------
 COMMON STOCKS - 94.5% OF NET ASSETS
 AEROSPACE/DEFENSE--1.6%
 AAR Corp.                                  98,000 $  1,250,480
 Alliant Techsystems, Inc.*                 44,900    3,975,895
                                                   ------------
                                                      5,226,375
                                                   ------------
 AIRLINES--0.4%
 AirTran Holdings, Inc.*                   153,600    1,204,224
                                                   ------------
 AUTO & RELATED--0.6%
 Oshkosh Truck Corp.                        58,100    2,062,550
                                                   ------------
 BANKS/SAVINGS & LOANS--5.9%
 Astoria Financial Corp.                    34,900    1,864,969
 City National Corp.                        54,100    2,077,981
 Colonial BancGroup, Inc.                  241,400    3,138,200
 Commercial Federal Corp.                   71,350    1,591,105
 First Midwest Bancorp, Inc.                88,600    2,494,090
 Mississippi Valley Bancshares, Inc.        34,700    1,197,497
 New York Community Bancorp, Inc.           75,300    2,183,700
 Republic Bancorp, Inc.                    173,800    2,139,912
 Wilmington Trust Corp.                     48,700    2,877,196
                                                   ------------
                                                     19,564,650
                                                   ------------
 BEVERAGES--0.7%
 Pepsi Bottling Group, Inc.                 63,600    2,417,436
                                                   ------------
 BROADCASTING--2.0%
 A. H. Belo Corp. Series A                 112,000    1,844,640
 Harcourt General, Inc.                     29,400    1,636,698
 Westwood One, Inc.*                       133,200    3,066,264
                                                   ------------
                                                      6,547,602
                                                   ------------
 BUSINESS SERVICES--2.7%
 Black Box Corp.*                           74,600    3,324,363
 Global Payments, Inc.*                    148,900    2,754,650
 MAXIMUS, Inc.*                             42,300    1,252,503
 Progress Software Corp.*                   99,300    1,439,850
                                                   ------------
                                                      8,771,366
                                                   ------------
 CHEMICALS--0.6%
 Dionex Corp.*                              67,100    2,109,456
                                                   ------------
 CHEMICALS--SPECIALTY--5.2%
 Cambrex Corp.                              27,100    1,126,005
 Cuno, Inc.*                                85,500    2,479,500
 Cytec Industries, Inc.*                    99,700    3,192,394
 Ferro Corp.                               137,600    2,797,408
 Olin Corp.                                111,100    2,265,329
 OM Group, Inc.                             26,800    1,427,100
 Scotts Co.*                                72,000    2,739,600
 Spartech Corp.                             71,100    1,148,265
                                                   ------------
                                                     17,175,601
                                                   ------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                    Shares     Value +
-----------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 COMMERCIAL SERVICES--4.4%
 ADVO, Inc.*                                        66,200 $  2,442,780
 Harte-Hanks, Inc.                                 116,500    2,635,230
 NetRatings, Inc.*                                  19,600      220,500
 R.H. Donnelley Corp.*                             187,300    5,431,700
 Viad Corp.                                        151,300    3,605,479
                                                           ------------
                                                             14,335,689
                                                           ------------
 COMMUNICATIONS EQUIPMENT--0.3%
 Tollgrade Communications, Inc.*                    33,000      849,750
                                                           ------------
 COMPUTER HARDWARE--0.9%
 Maxtor Corp.*                                     313,900    2,197,300
 National Instruments Corp.*                        26,800      874,350
                                                           ------------
                                                              3,071,650
                                                           ------------
 COMPUTER SERVICES--2.0%
 Affiliated Computer Services, Inc. Class A*        41,100    2,667,390
 Phoenix Technologies Ltd.*                        104,000    1,443,000
 SunGard Data Systems, Inc.*                        51,300    2,525,499
                                                           ------------
                                                              6,635,889
                                                           ------------
 COMPUTER SOFTWARE--0.3%
 Actuate Corp.*                                    110,700    1,058,569
                                                           ------------
 CONSUMER PRODUCTS--0.4%
 Fossil, Inc.*                                      73,300    1,273,588
                                                           ------------
 ELECTRICAL EQUIPMENT--0.7%
 Sensormatic Electronics Corp.                     128,700    2,445,300
                                                           ------------
 ELECTRONIC COMPONENTS--2.9%
 Brooks Automation, Inc.*                           30,300    1,204,425
 CommScope, Inc.*                                   87,500    1,459,500
 CTS Corp.                                          79,300    1,645,475
 Electronics For Imaging, Inc.*                     99,700    2,455,112
 Kent Electronics Corp.*                            64,100    1,153,800
 Technitrol, Inc.                                   70,000    1,742,300
                                                           ------------
                                                              9,660,612
                                                           ------------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.8%
 DuPont Photomasks, Inc.*                           34,700    1,522,601
 TriQuint Semiconductor, Inc.*                      66,800      989,475
                                                           ------------
                                                              2,512,076
                                                           ------------
 ENVIRONMENTAL SERVICES--1.2%
 American States Water Co.                          64,500    2,135,595
 Tetra Tech, Inc.*                                  87,000    1,761,750
                                                           ------------
                                                              3,897,345
                                                           ------------
 FINANCIAL SERVICES--4.3%
 Affiliated Managers Group, Inc.*                   33,500    1,574,500
 Allied Capital Corp.                               96,400    1,940,050

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                Shares     Value +
-------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 FINANCIAL SERVICES--CONTINUED
 American Capital Strategies Ltd.               80,000 $  2,035,000
 Boston Private Financial Holdings, Inc.        64,800    1,150,200
 Federated Investors, Inc. Class B             114,700    3,251,745
 Heller Financial, Inc.                         70,800    2,488,620
 Investment Technology Group, Inc.*             31,900    1,633,280
                                                       ------------
                                                         14,073,395
                                                       ------------
 FOOD--PACKAGED & MISCELLANEOUS--3.2%
 Corn Products International, Inc.             100,100    2,568,566
 Earthgrains Co.                                89,400    1,899,750
 Hormel Foods Corp.                            122,900    2,394,092
 International Multifoods Corp.                 18,300      352,275
 Michael Foods, Inc.                           110,600    3,304,175
                                                       ------------
                                                         10,518,858
                                                       ------------
 FOREST & PAPER PRODUCTS--0.8%
 Boise Cascade Corp.                            84,900    2,665,860
                                                       ------------
 FREIGHT TRANSPORTATION--1.8%
 GATX Corp.                                     68,100    2,891,526
 USFreightways Corp.                            98,200    3,093,300
                                                       ------------
                                                          5,984,826
                                                       ------------
 HEALTHCARE--BIOTECHNOLOGY--0.6%
 Tularik, Inc.*                                106,300    2,019,700
                                                       ------------
 HEALTHCARE--DRUGS--0.3%
 Medicis Pharmaceutical Corp. Class A*          21,700      972,594
                                                       ------------
 HEALTHCARE--MEDICAL TECHNOLOGY--5.0%
 Beckman Coulter, Inc.                         105,400    4,120,086
 Cyberonics, Inc.*                             103,800    1,680,262
 IDEXX Laboratories, Inc.*                     120,500    2,643,469
 Respironics, Inc.*                             39,200    1,195,600
 Steris Corp.*                                 187,700    2,646,570
 Varian Medical Systems, Inc.*                  34,700    2,109,760
 Ventana Medical Systems, Inc.*                 93,800    2,180,850
                                                       ------------
                                                         16,576,597
                                                       ------------
 HEALTHCARE--PRODUCTS--2.4%
 Henry Schein, Inc.*                            77,100    2,833,425
 Patterson Dental Co.*                          63,100    1,940,325
 Sybron Dental Specialties, Inc.*              100,500    2,110,500
 Vascular Solutions, Inc.*                     148,100      925,625
                                                       ------------
                                                          7,809,875
                                                       ------------
 HEALTHCARE--SERVICES--2.5%
 Hooper Holmes, Inc.                           176,300    1,514,417
 Manor Care, Inc.*                             106,600    2,174,640
 Omnicare, Inc.                                107,000    2,295,150

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                              Shares     Value +
-----------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 HEALTHCARE--SERVICES--CONTINUED
 Renal Care Group, Inc.*                      88,700 $  2,378,934
                                                     ------------
                                                        8,363,141
                                                     ------------
 HOME BUILDERS--0.5%
 D.R. Horton, Inc.                            76,530    1,618,610
                                                     ------------
 HOME PRODUCTS--1.9%
 Furniture Brands International, Inc.*        93,000    2,204,100
 Mohawk Industries, Inc.*                    145,000    4,071,600
                                                     ------------
                                                        6,275,700
                                                     ------------
 INSURANCE--6.7%
 American Financial Group, Inc.               85,900    2,070,190
 AmerUs Group Co.                            110,800    3,362,780
 Annuity and Life Re (Holdings) Ltd.          66,900    1,990,275
 Arthur J. Gallagher & Co.                   120,600    3,340,620
 Medical Assurance, Inc.                      16,300      200,490
 Old Republic International Corp.            124,500    3,535,800
 Protective Life Corp.                        94,300    2,892,181
 StanCorp Financial Group, Inc.               43,100    1,814,510
 The First American Financial Corp.          103,800    2,698,800
                                                     ------------
                                                       21,905,646
                                                     ------------
 LODGING & HOTEL--0.6%
 MeriStar Hospitality Corp.                  103,400    2,068,000
                                                     ------------
 MANUFACTURING--3.9%
 AptarGroup, Inc.                             59,300    1,806,871
 Crane Co.                                    90,200    2,349,710
 Donaldson Co., Inc.                          50,800    1,355,852
 Harman International Industries, Inc.        49,700    1,271,823
 Mueller Industries, Inc.*                    84,800    2,547,392
 National Service Industries, Inc.            84,300    1,976,835
 SPX Corp.*                                   15,200    1,379,552
                                                     ------------
                                                       12,688,035
                                                     ------------
 MEDIA & ENTERTAINMENT--0.6%
 The E.W. Scripps Co. Class A                 32,100    1,860,837
                                                     ------------
 METALS & MINING--0.2%
 Worthington Industries, Inc.                 71,700      666,810
                                                     ------------
 OFFICE EQUIPMENT--0.8%
 Bell & Howell Co.*                            5,200      117,260
 HON Industries, Inc.                         50,800    1,166,876
 School Specialty, Inc.*                      59,700    1,287,281
                                                     ------------
                                                        2,571,417
                                                     ------------
 OIL & GAS DRILLING EQUIPMENT--3.5%
 Atwood Oceanics, Inc.*                       57,700    2,361,084
 Patterson Energy, Inc.*                      86,900    2,748,212

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                  Shares     Value +
---------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 OIL & GAS DRILLING EQUIPMENT--CONTINUED
 Tidewater, Inc.                                  59,700 $  2,698,440
 Veritas DGC, Inc.*                              117,700    3,760,515
                                                         ------------
                                                           11,568,251
                                                         ------------
 OIL & GAS REFINING--0.9%
 Ultramar Diamond Shamrock Corp.                  82,600    2,988,468
                                                         ------------
 PUBLISHING--1.1%
 Houghton Mifflin Co.                             37,500    1,725,375
 John Wiley & Son, Inc. Class A                  106,100    2,005,290
                                                         ------------
                                                            3,730,665
                                                         ------------
 REAL ESTATE INVESTMENT TRUSTS--3.8%
 Avalonbay Communities, Inc.                      52,900    2,423,349
 CarrAmerica Realty Corp.                         73,600    2,099,808
 Liberty Property Trust                          107,300    3,030,152
 Prentiss Properties Trust                        88,500    2,181,525
 Reckson Associates Realty Corp.                 131,300    2,927,990
                                                         ------------
                                                           12,662,824
                                                         ------------
 RESTAURANTS--0.6%
 Darden Restaurants, Inc.                         62,700    1,489,125
 Wendy's International, Inc.                      20,900      466,488
                                                         ------------
                                                            1,955,613
                                                         ------------
 RETAIL--FOOD & DRUG--1.2%
 Ruddick Corp.                                    88,300    1,209,710
 Sonic Corp.*                                    110,650    2,773,166
                                                         ------------
                                                            3,982,876
                                                         ------------
 RETAIL--GENERAL--0.4%
 Michaels Stores, Inc.*                           41,600    1,245,400
                                                         ------------
 RETAIL--SPECIALTY--4.6%
 Casey's General Stores, Inc.                    174,700    2,085,481
 Charming Shoppes, Inc.*                         262,400    1,361,200
 Cost Plus, Inc.*                                 57,400    1,323,787
 Men's Wearhouse, Inc.*                           61,300    1,322,854
 Pier 1 Imports, Inc.                            120,900    1,571,700
 Ross Stores, Inc.                               116,600    2,186,250
 ShopKo Stores, Inc.*                            117,200      937,600
 The Wet Seal, Inc.*                              42,500    1,089,063
 Too, Inc.*                                      100,900    1,890,866
 Zale Corp.*                                      43,500    1,261,500
                                                         ------------
                                                           15,030,301
                                                         ------------
 TELECOMMUNICATIONS--1.2%
 ADTRAN, Inc.*                                    82,000    2,014,125
 Commonwealth Telephone Enterprises, Inc.*        54,100    1,866,450
                                                         ------------
                                                            3,880,575
                                                         ------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                    Shares     Value +
--------------------------------------------------------
 COMMON STOCKS - CONTINUED
 TEXTILE & APPAREL--1.9%
 Liz Claiborne, Inc.                89,500 $  4,210,975
 Russell Corp.                     101,200    1,892,440
                                           ------------
                                              6,103,415
                                           ------------
 UTILITIES--5.6%
 AGL Resources, Inc.                88,400    1,936,844
 Alliant Energy Corp.               93,000    2,959,260
 Energy East Corp.                 155,700    2,701,395
 MDU Resources Group,
  Inc.                              71,800    2,564,696
 New Jersey Resources
  Corp.                             54,300    2,234,445
 NSTAR                              36,700    1,405,610
 Vectren Corp.                     157,800    3,376,920
 WGL Holdings, Inc.                 39,000    1,078,351
                                           ------------
                                             18,257,521
                                           ------------
 TOTAL COMMON STOCKS
  (Identified Cost
   $278,560,455)                            310,865,538
                                           ------------
                               Face Amount
--------------------------------------------------------
 SHORT-TERM INVESTMENT--6.2% OF NET
  ASSETS
 COMMERCIAL PAPER--6.2%
 American Express Credit
  Corp., 5.200%, 4/02/01       $ 4,401,000    4,400,364
 UBS Finance, Inc.,
  5.300%, 4/02/01               15,980,000   15,977,648
                                           ------------
 TOTAL SHORT-TERM
  INVESTMENT
  (Identified Cost
   $20,378,012)                              20,378,012
                                           ------------
 TOTAL INVESTMENTS--
 100.7%
 (IDENTIFIED COST
 $298,938,467) @                            331,243,550
 Liabilities, Less Cash
  and Other Assets--
  (0.7%)                                     (2,213,660)
                                           ------------
 NET ASSETS--100%                          $329,029,890
                                           ============

+  See Note 1.
*  Non-income producing security.
@ At March 31, 2001, the net unrealized appreciation on investments based on cost of $298,938,467 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $46,112,612 and $13,807,529, respectively, resulting in net unrealized appreciation of $32,305,083.

                See accompanying notes to financial statements.

LOOMIS SAYLES VALUE FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                      Shares    Value +
------------------------------------------------------------------------
 COMMON STOCKS - 97.4% OF NET ASSETS
 AEROSPACE/DEFENSE--3.4%
 General Dynamics Corp.                               10,600 $   665,044
 United Technologies Corp.                            10,400     762,320
                                                             -----------
                                                               1,427,364
                                                             -----------
 AUTO & RELATED--0.9%
 Lear Corp.*                                          13,100     383,830
                                                             -----------
 BANKING & FINANCE--1.0%
 Bank of America Corp.                                 8,100     443,475
                                                             -----------
 BANKS/SAVINGS & LOANS--2.1%
 PNC Financial Services Group                          6,600     447,150
 Washington Mutual, Inc.                               8,500     465,375
                                                             -----------
                                                                 912,525
                                                             -----------
 BEVERAGES--1.2%
 Anheuser-Busch Cos., Inc.                            11,000     505,230
                                                             -----------
 CHEMICALS--MAJOR--3.2%
 Dow Chemical Co.                                     25,000     789,250
 Praxair, Inc.                                        12,300     549,195
                                                             -----------
                                                               1,338,445
                                                             -----------
 COMMUNICATIONS EQUIPMENT--0.9%
 ADC Telecommunications, Inc.*                         8,000      68,000
 Motorola, Inc.                                       21,700     309,442
                                                             -----------
                                                                 377,442
                                                             -----------
 COMPUTER HARDWARE--2.7%
 Compaq Computer Corp.                                17,300     314,860
 Hewlett-Packard Co.                                   7,000     218,890
 International Business Machines Corp.                 6,200     596,316
                                                             -----------
                                                               1,130,066
                                                             -----------
 COMPUTER SOFTWARE--1.0%
 Computer Associates International, Inc.              15,300     416,160
                                                             -----------
 DATA PROCESSING SERVICES--1.9%
 First Data Corp.                                     13,500     806,085
                                                             -----------
 ELECTRICAL EQUIPMENT--1.2%
 Emerson Electric Co.                                  8,500     527,000
                                                             -----------
 ELECTRONIC COMPONENTS--0.5%
 Koninklijke (Royal) Philips Electronics NV ADR        7,400     197,580
                                                             -----------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.7%
 Texas Instruments, Inc.                              10,100     312,898
                                                             -----------
 ELECTRONIC MEASURING INSTRUMENTS--0.8%
 Agilent Technologies, Inc.*                          11,500     353,395
                                                             -----------
 ENTERTAINMENT--2.5%
 Royal Caribbean Cruises Ltd.                         17,000     391,850

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                             Shares    Value +
---------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 ENTERTAINMENT--CONTINUED
 Walt Disney Co.                             23,100 $   660,660
                                                    -----------
                                                      1,052,510
                                                    -----------
 FINANCIAL SERVICES--12.2%
 Citigroup, Inc.                             29,733   1,337,390
 FleetBoston Financial Corp.                 19,200     724,800
 Household International, Inc.               11,400     675,336
 J.P. Morgan Chase & Co.                     23,286   1,045,542
 Merrill Lynch & Co., Inc.                    6,100     337,940
 U.S. Bancorp                                22,000     510,400
 Wells Fargo & Co.                           11,000     544,170
                                                    -----------
                                                      5,175,578
                                                    -----------
 FOREST & PAPER PRODUCTS--1.4%
 International Paper Co.                     16,500     595,320
                                                    -----------
 GAMING--1.2%
 Harrah's Entertainment, Inc.*               17,300     509,139
                                                    -----------
 GOVERNMENT AGENCIES--2.4%
 Federal National Mortgage Association       12,600   1,002,960
                                                    -----------
 HEALTHCARE--DRUGS--1.1%
 Merck & Co., Inc.                            6,000     455,400
                                                    -----------
 HEALTHCARE--PRODUCTS--1.0%
 Johnson & Johnson                            4,900     428,603
                                                    -----------
 HEALTHCARE--SERVICES--2.8%
 CIGNA Corp.                                  5,000     536,800
 Tenet Healthcare Corp.                      15,000     660,000
                                                    -----------
                                                      1,196,800
                                                    -----------
 HOME PRODUCTS--1.3%
 Newell Rubbermaid, Inc.                     20,400     540,600
                                                    -----------
 HOUSING & BUILDING MATERIALS--2.2%
 Black & Decker Corp.                        14,300     525,525
 Leggett & Platt, Inc.                       21,700     417,291
                                                    -----------
                                                        942,816
                                                    -----------
 INSURANCE--6.1%
 Ace Ltd.                                    12,200     448,472
 Allstate Corp.                              10,600     444,564
 John Hancock Financial Services, Inc.       12,600     484,470
 Lincoln National Corp.                       7,300     310,031
 Marsh & McLennan Cos., Inc.                  4,100     389,623
 XL Capital Ltd. Class A                      6,500     494,455
                                                    -----------
                                                      2,571,615
                                                    -----------
 MANUFACTURING--0.8%
 Tyco International Ltd.                      8,300     358,809
                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                          Shares    Value +
------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 MEDIA & ENTERTAINMENT--0.9%
 Viacom, Inc. Class B*                     8,500 $   373,745
                                                 -----------
 NATURAL GAS--1.5%
 El Paso Corp.                             9,840     642,552
                                                 -----------
 OIL & GAS DRILLING EQUIPMENT--1.3%
 Santa Fe International Corp.             16,500     536,250
                                                 -----------
 OIL & GAS--MAJOR INTEGRATED--8.0%
 BP Amoco Plc ADR                         17,300     858,426
 Exxon Mobil Corp.                        19,000   1,539,000
 Texaco, Inc.                             15,000     996,000
                                                 -----------
                                                   3,393,426
                                                 -----------
 PERSONAL CARE--1.0%
 Kimberly-Clark Corp.                      6,400     434,112
                                                 -----------
 PUBLISHING--2.7%
 Gannett Co., Inc.                         8,000     477,760
 McGraw-Hill Cos., Inc.                   11,100     662,115
                                                 -----------
                                                   1,139,875
                                                 -----------
 RESTAURANTS--0.8%
 McDonald's Corp.                         12,500     331,875
                                                 -----------
 RETAIL--FOOD & DRUG--1.6%
 Kroger Co.*                              26,600     686,014
                                                 -----------
 RETAIL--GENERAL--3.3%
 Federated Department Stores, Inc.*       23,300     968,115
 The May Department Stores Co.            12,800     454,144
                                                 -----------
                                                   1,422,259
                                                 -----------
 SECURITIES--1.1%
 Morgan Stanley Dean Witter & Co.          8,600     460,100
                                                 -----------
 TELECOMMUNICATIONS--7.4%
 BellSouth Corp.                          12,600     515,592
 CenturyTel, Inc.                         26,100     750,375
 SBC Communications, Inc.                 13,600     606,968
 Sprint Corp.                             31,400     690,486
 Verizon Communications, Inc.             11,500     566,950
                                                 -----------
                                                   3,130,371
                                                 -----------
 TEXTILE & APPAREL--2.1%
 Jones Apparel Group, Inc.*               13,000     491,400
 Liz Claiborne, Inc.                       8,200     385,810
                                                 -----------
                                                     877,210
                                                 -----------
 TOBACCO--2.2%
 Philip Morris Cos., Inc.                 19,500     925,275
                                                 -----------
 UTILITIES--2.8%
 Constellation Energy Group               12,200     538,020

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                       Shares    Value +
-------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 UTILITIES--CONTINUED
 FPL Group, Inc.                                       10,400 $   637,520
                                                              -----------
                                                                1,175,540
                                                              -----------
 UTILITIES--ELECTRIC--2.3%
 Exelon Corp.                                          15,050     987,280
                                                              -----------
 WASTE MANAGEMENT--1.9%
 Waste Management, Inc.                                33,000     815,100
                                                              -----------
 TOTAL COMMON STOCKS
  (Identified Cost $38,861,933)                                41,292,629
                                                              -----------
                                                         Face
                                                       Amount
-------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 2.0% OF NET ASSETS
 COMMERCIAL PAPER--2.0%
 UBS Finance, Inc., 5.300%, 4/02/01                  $842,000     841,876
                                                              -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $841,876)                                      841,876
                                                              -----------
 TOTAL INVESTMENTS--99.4%
 (IDENTIFIED COST $39,703,809)@                                42,134,505
 Cash and Other Assets, Less Liabilities--0.6%                    233,058
                                                              -----------
 NET ASSETS--100%                                             $42,367,563
                                                              ===========

+  See Note 1.
*  Non-income producing security
@ At March 31, 2001, the net unrealized appreciation on investments based on cost of $39,703,809 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,782,319 and $2,351,623, respectively, resulting in net unrealized appreciation of $2,430,696.

Key to Abbreviations:
ADR: American Depositary Receipt

                See accompanying notes to financial statements.

LOOMIS SAYLES WORLDWIDE FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                                Face
                                                              Amount   Value +
-------------------------------------------------------------------------------
 BONDS AND NOTES - 46.6% OF NET ASSETS
 NON-CONVERTIBLE BONDS--33.5%
 AUSTRALIA--1.1%
 Queensland Treasury, 8.000%, 9/14/07                    AUD 100,000 $   55,416
 South Australia Government Finance Authority, Zero
  Coupon Bond, 12/21/15                                      220,000     44,708
                                                                     ----------
                                                                        100,124
                                                                     ----------
 BRAZIL--1.8%
 Republic of Brazil, 11.000%, 8/17/40                    USD 215,000    167,270
                                                                     ----------
 GERMANY--3.2%
 Deutsche Ausgleichsbank, 4.000%, 7/04/09                EUR 180,000    147,749
 Eurohypo AG--Europaeische Hypothekenbank der
  Deutschen Bank, 4.000%, 2/01/07                            180,000    151,442
                                                                     ----------
                                                                        299,191
                                                                     ----------
 KOREA--1.6%
 Cho Hung Bank Co., Ltd., 11.500%, 4/01/10 144A          USD  75,000     74,367
 Hanvit Bank, 12.750%, 3/01/10 144A                           75,000     75,375
                                                                     ----------
                                                                        149,742
                                                                     ----------
 MEXICO--1.2%
 Petroleos Mexicanos, 8.625%, 12/01/23 144A                  115,000    106,375
                                                                     ----------
 PANAMA--0.9%
 Republic of Panama, 4.500%, 7/17/14 (step to 4.750%
  on 7/17/01)#                                               100,000     83,500
                                                                     ----------
 PERU--1.4%
 Republic of Peru, 4.000%, 3/07/17 (steps to 4.500% on
  3/07/03)                                                   215,000    133,300
                                                                     ----------
 PHILIPPINES--1.0%
 Republic of Philippines, 10.625%, 3/16/25                   105,000     90,825
                                                                     ----------
 SOUTH AFRICA--1.2%
 Republic of South Africa, 13.500%, 9/15/15              ZAR 800,000    107,846
                                                                     ----------
 UNITED KINGDOM--0.1%
 Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08 (step
  to 11.625% on 6/01/03)#                                EUR 115,000     10,085
                                                                     ----------
 UNITED STATES--20.0%
 Borden, Inc., 7.875%, 2/15/23                           USD 150,000    108,052
 Boston Celtics Ltd., 6.000%, 6/30/38                         90,000     51,413
 Chesapeake Energy Corp., Series B, 7.875%, 3/15/04          100,000     99,000
 Columbia/HCA Healthcare Corp., 7.050%, 12/01/27              50,000     42,000
 Columbia/HCA Healthcare Corp., 7.190%, 11/15/15              50,000     45,000
 Dillon Read Structured Finance Corp., Series A,
  6.660%, 8/15/10                                            140,154    119,131
 Hyperion Telecommunications, Inc., Series B, Zero
  Coupon Bond, 4/15/03 (step to 13.000% on 4/15/01)#         150,000    136,500
 International Paper Co., 6.875%, 11/01/23                   125,000    112,311
 J.C. Penney Co., Inc., 7.125%, 11/15/23                      75,000     49,052
 Lear Corp., 8.125%, 4/01/08                             EUR  50,000     43,847
 Level 3 Communications, Inc., Zero Coupon Bond,
  3/15/10 (step to 12.875% on 03/15/05)#                 USD 125,000     47,500

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                                Face
                                                              Amount   Value +
-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 UNITED STATES--CONTINUED
 NTL Communications Corp., Series B, Zero Coupon Bond,
  4/15/09 (step to 9.750% on 4/15/04)#                   GBP  75,000 $   51,075
 NTL Communications Corp., Series B, Zero Coupon Bond,
  11/15/09 (step to 11.500% on 11/15/04)#                USD 300,000    131,542
 Pacific Gas & Electric Co., 7.375%, 11/01/05 144A/\          50,000     38,250
 Philip Morris Cos., Inc., 7.750%, 1/15/27                   125,000    125,339
 Pioneer Natural Resources Co., 7.200%, 1/15/28              175,000    143,500
 R & B Falcon Corp., Series B, 7.375%, 4/15/18                75,000     73,245
 Raytheon Co., 6.400%, 12/15/18                              150,000    128,572
 RCN Corp., Zero Coupon Bond, 10/15/07 (step to
  11.125% on 10/15/02)#                                      325,000     84,500
 Teligent, Inc., Zero Coupon Bond, 3/01/08 (step to
  11.500% on 3/01/03)#                                       150,000      3,000
 TRW, Inc., 6.650%, 1/15/28                                   50,000     39,152
 Woolworth Corp., 8.500%, 1/15/22                            150,000    107,567
 XO Communications, Inc., Zero Coupon Bond, 12/01/09
  (step to 12.125% on 12/01/04) #                            200,000     62,000
                                                                     ----------
                                                                      1,841,548
                                                                     ----------
 TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $3,452,425)                                        3,089,806
                                                                     ----------
 CONVERTIBLE BONDS--13.1%
 CAYMAN ISLAND--1.9%
 FLI Capital Cayman, 6.250%, 2/01/02                         150,000    170,250
                                                                     ----------
 HONG KONG--2.2%
 Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04               400,000    200,000
                                                                     ----------
 PHILIPPINES--1.0%
 MBI Finance Ltd., Zero Coupon Bond, 12/18/01                100,000     95,000
                                                                     ----------
 SOUTH KOREA--0.8%
 Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04          100,000     76,000
                                                                     ----------
 THAILAND--2.0%
 Loxley Public Co. Ltd., 2.500%, 4/04/01/\                   450,000    185,625
                                                                     ----------
 UNITED KINGDOM--0.3%
 Colt Telecom Group Plc, 2.000%, 12/16/06                EUR  40,000     25,477
                                                                     ----------
 UNITED STATES--4.9%
 Baker Hughes, Inc., Zero Coupon Bond, 5/05/08           USD 100,000     80,300
 Builders Transportation, Inc., 8.000%, 8/15/05/\             95,000        119
 CML Group, Inc., 5.500%, 1/15/03/\                          150,000         95
 Exide Corp., 2.900%, 12/15/05 144A                          125,000     54,375
 Kent Electronics Corp., 4.500%, 9/01/04                      50,000     48,250
 Loews Corp., 3.125%, 9/15/07                                150,000    135,150
 Thermedics, Inc., Zero Coupon Bond, 6/01/03                 100,000     88,500
 Thermo Electron Corp., 4.250%, 1/01/03 144A                  50,000     48,135
                                                                     ----------
                                                                        454,924
                                                                     ----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                            Face
                                          Amount   Value +
-----------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 TOTAL CONVERTIBLE BONDS
  (Identified Cost $1,728,137)                   $1,207,276
                                                 ----------
 TOTAL BONDS AND NOTES
  (Identified Cost $5,180,562)                    4,297,082
                                                 ----------
                                          Shares
-----------------------------------------------------------
 COMMON STOCKS - 38.5% OF NET ASSETS
 AUSTRALIA--4.6%
 Aristocrat Leisure Ltd.                  23,200     76,790
 Austereo Group Ltd.*                     90,700     75,052
 Coal & Allied Industries Ltd.             5,800     60,980
 CSL Ltd.                                  3,515     61,251
 Santos Ltd.                              26,300     86,026
 The International Wine Investment        50,700     59,228
                                                 ----------
                                                    419,327
                                                 ----------
 BRAZIL--0.4%
 Embratel Participacoes SA ADR             3,400     31,620
                                                 ----------
 CANADA--4.5%
 Biovail Corp.                             1,800     65,034
 Canadian Hunter Exploration Ltd.*         2,600     66,438
 Cott Corp.*                               5,400     61,632
 Finning International, Inc.               5,800     57,923
 Tesco Corp.*                             10,900    114,038
 WestJet Airlines Ltd.*                    4,400     51,614
                                                 ----------
                                                    416,679
                                                 ----------
 DENMARK--0.6%
 Vestas Wind Systems A/S                   1,400     59,216
                                                 ----------
 FRANCE--0.9%
 Vivendi Universal SA                      1,300     78,491
                                                 ----------
 HONG KONG--2.6%
 Denway Motors Ltd.*                     264,000     65,999
 Huaneng Power International, Inc.       106,000     56,737
 Qingling Motors Co. Ltd. Class H        356,000     61,615
 Yanzhou Coal Mining Co. Ltd.            156,000     59,000
                                                 ----------
                                                    243,351
                                                 ----------
 INDIA--0.4%
 Wipro Ltd. ADR*                           1,100     35,310
                                                 ----------
 IRELAND--1.3%
 Anglo Irish Bank Corp. Plc               18,096     49,988
 Elan Corp. Plc ADR*                       1,400     73,150
                                                 ----------
                                                    123,138
                                                 ----------
 ISRAEL--0.6%
 Comverse Technology, Inc.*                  600     35,334

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                           Shares Value +
--------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 ISRAEL--CONTINUED
 Mercury Interactive Corp.*                                   500 $ 20,937
                                                                  --------
                                                                    56,271
                                                                  --------
 ITALY--0.7%
 ENI Spa                                                    9,600   62,299
                                                                  --------
 JAPAN--1.4%
 Hokuto Corp.                                               2,040   67,379
 Toppan Forms Co. Ltd.                                      3,800   56,570
                                                                  --------
                                                                   123,949
                                                                  --------
 MEXICO--0.5%
 Grupo Financiero Banamex Accival SA de CV (Banacci)       28,000   48,775
                                                                  --------
 NETHERLANDS--0.6%
 ING Groep NV                                                 900   58,405
                                                                  --------
 PORTUGAL--0.5%
 Portugal Telecom SGPS SA                                   5,800   49,337
                                                                  --------
 SOUTH KOREA--0.5%
 H&CB                                                       2,640   42,050
                                                                  --------
 SPAIN--1.8%
 Banco Bilbao Vizcaya Argentaria SA                         5,400   73,164
 Grupo Auxiliar Metalurgico SA*                             4,000   90,326
                                                                  --------
                                                                   163,490
                                                                  --------
 SWEDEN--0.9%
 Nordic Baltic Holding (NBH) AB                            13,800   83,444
                                                                  --------
 SWITZERLAND--0.6%
 Novartis AG ADR                                            1,400   55,062
                                                                  --------
 UNITED KINGDOM--2.9%
 British Energy Plc                                         3,600   14,811
 Compass Group Plc*                                         7,300   51,990
 easyJet Plc*                                               5,000   25,146
 Shire Pharmaceutical Group Plc*                            3,700   56,429
 Spirent Plc                                               10,150   51,119
 Vodafone Group Plc                                        24,800   67,905
                                                                  --------
                                                                   267,400
                                                                  --------
 UNITED STATES--12.2%
 Ace Ltd.                                                   1,100   40,436
 Advanced Micro Devices, Inc.*                              1,050   27,867
 AFLAC, Inc.                                                1,500   41,310
 Alcoa, Inc.                                                1,300   46,735
 Anadarko Petroleum Corp.                                     700   43,946
 Applied Materials, Inc.*                                     750   32,625
 Baxter International, Inc.                                   500   47,070
 BellSouth Corp.                                            1,200   49,104

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                    Shares   Value +
---------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
 UNITED STATES--CONTINUED
 BorgWarner, Inc.                                     650  $   26,046
 Burlington Northern Santa Fe Corp.                 1,500      45,570
 CenturyTel, Inc.                                   1,100      31,625
 Compaq Computer Corp.                              2,150      39,130
 Devon Energy Corp.                                   550      32,010
 Dominion Resources, Inc.                             600      38,682
 Duke Energy Corp.                                  1,000      42,740
 Engelhard Corp.                                    1,550      40,083
 Federated Department Stores, Inc.*                   950      39,472
 International Business Machines Corp.                650      62,517
 Kerr-McGee Corp.                                     600      38,940
 Mohawk Industries, Inc.*                             950      26,676
 NVIDIA Corp.*                                        400      25,969
 Ocean Energy, Inc.                                 1,550      25,653
 PepsiCo, Inc.                                      1,100      48,345
 Pfizer, Inc.                                       1,100      45,045
 Praxair, Inc.                                        900      40,185
 Sprint Corp.                                       1,850      40,681
 TXU Corp.                                          1,000      41,320
 Unocal Corp.                                       1,100      38,027
 Waters Corp.*                                        650      30,192
                                                           ----------
                                                            1,128,001
                                                           ----------
 TOTAL COMMON STOCKS
  (Identified Cost $3,717,175)                              3,545,615
                                                           ----------
 PREFERRED STOCKS - 1.9% OF NET ASSETS
 NON-CONVERTIBLE PREFERRED STOCKS--0.7%
 UNITED STATES--0.7%
 CarrAmerica Realty Corp., Series C, 8.550%           400       9,360
 Duke-Weeks Realty Corp., Series F, 8.000%            500      12,375
 Highwoods Properties, Inc., Series B, 8.000%         750      16,620
 ProLogis Trust, Series D, 7.920%                   1,000      23,400
                                                           ----------
                                                               61,755
                                                           ----------
 TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $49,745)                                    61,755
                                                           ----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                              Shares   Value +
-------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS--1.2%
 UNITED STATES--1.2%
 Dynegy, Inc., 4.700%                                            100 $    3,238
 Entergy Arkansas Capital I, 8.500%                              250      6,125
 Equity Residential Properties Trust, 7.250%                     500     12,065
 Owens Corning 6.500%/\                                        3,250     10,969
 Philippine Long Distance Telephone Co. $3.50
  GDS                                                          2,500     81,250
                                                                     ----------
                                                                        113,647
                                                                     ----------
 TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $219,371)                                            113,647
                                                                     ----------
 TOTAL PREFERRED STOCKS
  (Identified Cost $269,116)                                            175,402
                                                                     ----------
                                                                Face
                                                              Amount
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 11.9% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $1,097,343 on 4/02/01
  collateralized by $1,065,000 U.S. Treasury
  Note, 6.000% due 8/15/04 with a value of
  $1,119,018                                           USD 1,097,000  1,097,000
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $1,097,000)                                        1,097,000
                                                                     ----------
 TOTAL INVESTMENTS--98.9%
 (IDENTIFIED COST $10,263,853)@                                       9,115,099
 Cash and Other Assets, Less Liabilities--1.1%                          104,856
                                                                     ----------
 NET ASSETS--100%                                                    $9,219,955
                                                                     ==========

+    See Note 1.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
/\   Security in default.
*    Non-income producing security.

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $10,263,853 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized deprecation for all securities in which there is an excess of tax cost over value were $393,402 and $1,542,156, respectively, resulting in net unrealized depreciation of $1,148,754.

Key to Abbreviations:
ADR: American Depositary Receipt
AUD: Australian Dollar
EUR: Euro
GBP: Great British Pound
GDS: Global Depositary security
USD: United States Dollar
ZAR: South African Rand

                TEN LARGEST INDUSTRY HOLDINGS AT MARCH 31, 2001
                         AS A PERCENTAGE OF NET ASSETS

       Telecommunications         10.4%
       Banking & Finance           7.9%
       Foreign Government/Agency   7.4%
       Oil & Gas                   5.3%
       Financial Services          4.6%
       Oil & Gas Exploration       3.6%
       Retail--General             3.4%
       Auto & Related              3.2%
       Healthcare--Drugs           3.1%
       Utilities--Electric         2.5%

                See accompanying notes to financial statements.

                      [This Page Intentionally Left Blank]

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

                                                         EMERGING       GLOBAL
                                           AGGRESSIVE     MARKETS   TECHNOLOGY
                                          GROWTH FUND        FUND         FUND
-------------------------------------------------------------------------------
Assets
 Investments at value                    $ 84,201,465  $2,461,685  $ 3,719,929
 Repurchase agreement at value                391,000     225,000      399,000
 Cash                                         375,855         508          805
 Foreign currency at value                          0           0            0
 Receivable for:
 Fund shares sold                             216,428           0       10,427
 Securities sold                            5,267,308           0      215,706
 Dividends and interest                         9,591       7,091        1,984
 Foreign tax reclaim                                0           0          549
 Due from the adviser (Note 3)                 43,559      25,187       20,914
 Other assets (Note 1I)                             0           0            0
                                         ------------  ----------  -----------
                                           90,505,206   2,719,471    4,369,314
                                         ------------  ----------  -----------
Liabilities
 Payable for:
 Securities purchased                       4,585,993      29,625      198,521
 Fund shares redeemed                          42,598       1,682            0
 Foreign taxes                                      0         488          289
 Accrued expenses:
 Management fees (Note 3)                      59,673       2,987        3,995
 Trustees' fees (Note 3A)                       1,882       2,192        2,347
 Administrative fees (Note 3)                   8,685       1,093        1,014
 12b-1 fees (Note 3)                           14,004           7          292
 Other                                         42,473      63,380       81,611
                                         ------------  ----------  -----------
                                            4,755,308     101,454      288,069
                                         ------------  ----------  -----------
Net Assets                               $ 85,749,898  $2,618,017  $ 4,081,245
                                         ============  ==========  ===========
 Net Assets consist of:
 Capital paid in                         $166,240,025  $3,838,233  $12,259,708
 Undistributed (or Distribution in
  excess of) net investment income           (582,946)    (17,479)     (51,990)
 Accumulated net realized gain (loss)     (59,356,933)   (598,933)  (6,384,959)
 Unrealized appreciation (depreciation)
  on:
  Investments                             (20,550,248)   (603,695)  (1,740,047)
  Foreign currency translations                     0        (109)      (1,467)
                                         ------------  ----------  -----------
Net Assets                               $ 85,749,898  $2,618,017  $ 4,081,245
                                         ============  ==========  ===========
Institutional Class:
 Net assets                              $ 26,000,033  $2,577,976  $ 2,912,230
 Shares of beneficial interest
  outstanding, no par value                 1,292,119     258,932      608,143
 Net asset value and redemption price    $      20.12  $     9.96  $      4.79
Retail Class:
 Net assets                              $ 59,065,498  $   40,041  $ 1,169,015
 Shares of beneficial interest
  outstanding, no par value                 2,965,832       4,048      246,803
 Net asset value and redemption price    $      19.92  $     9.89  $      4.74
Admin Class:
 Net assets                              $    684,367          --           --
 Shares of beneficial interest
  outstanding, no par value                    34,390          --           --
 Net asset value and redemption price    $      19.90          --           --
Identified cost of investments           $105,142,713  $3,290,380  $ 5,858,976
                                         ============  ==========  ===========

                See accompanying notes to financial statements.


           GROWTH  INTERNATIONAL    RESEARCH     SMALL CAP     SMALL CAP       VALUE   WORLDWIDE
             FUND    EQUITY FUND        FUND   GROWTH FUND    VALUE FUND        FUND        FUND
-------------------------------------------------------------------------------------------------
    $  26,673,516  $ 73,399,223   $3,587,887  $218,013,456  $331,243,550 $42,134,505 $ 8,018,099
          312,000     6,831,000      181,000     4,588,000             0           0   1,097,000
              157           205           66           657         1,682         804         967
                0       372,748            0             0             0           0          35
           25,100       136,290            0    11,988,075       380,211           0           0
          491,076     2,154,801       19,789     1,043,267     1,252,904     663,485     188,760
           15,272       162,311        3,784        31,655       333,061      47,927      65,328
                0        42,389            0             0             0         239         642
           28,828        44,958        1,744         6,955         1,236      10,987      24,141
                0             0            0             0             0           0          85
    -------------  ------------   ----------  ------------  ------------ ----------- -----------
       27,545,949    83,143,925    3,794,270   235,672,065   333,212,644  42,857,947   9,395,057
    -------------  ------------   ----------  ------------  ------------ ----------- -----------
          110,562     3,317,359      132,310       983,966     3,323,111     427,162      68,850
                0       540,944            0        70,351       553,133         343      50,219
                0        18,639           68             0             0         359         631
           12,169        53,146        2,044       149,457       213,934      18,165       6,041
            1,882         1,882        1,117         1,882         1,882       1,882       1,882
            2,575         7,369          460        13,771        20,024       2,910       1,119
              152         1,510            0        13,414        32,747           0           0
           54,632        72,808       62,587        25,527        37,923      39,563      46,360
    -------------  ------------   ----------  ------------  ------------ ----------- -----------
          181,972     4,013,657      198,586     1,258,368     4,182,754     490,384     175,102
    -------------  ------------   ----------  ------------  ------------ ----------- -----------
    $  27,363,977  $ 79,130,268   $3,595,684  $234,413,697  $329,029,890 $42,367,563 $ 9,219,955
    =============  ============   ==========  ============  ============ =========== ===========
    $  39,440,476  $ 95,082,008   $4,562,046  $355,808,372  $283,502,534 $39,236,261 $10,775,611
         (20,004)        20,400          227    (1,025,508)      626,195     193,286     407,743
     (10,244,217)   (10,531,206)    (640,085)  (62,860,010)   12,596,078     507,320    (813,787)
      (1,812,278)    (5,438,774)    (326,504)  (57,509,157)   32,305,083   2,430,696  (1,148,754)
                0        (2,160)           0             0             0           0        (858)
    -------------  ------------   ----------  ------------  ------------ ----------- -----------
    $  27,363,977  $ 79,130,268   $3,595,684  $234,413,697  $329,029,890 $42,367,563 $ 9,219,955
    =============  ============   ==========  ============  ============ =========== ===========
    $  26,683,418  $ 74,052,865   $3,595,684  $165,448,362  $216,190,902 $42,367,563 $ 9,219,955
        3,139,295     6,011,324      471,752    12,860,412    10,902,883   2,789,196   1,041,248
    $        8.50  $      12.32   $     7.62  $      12.86  $      19.83 $     15.19 $      8.85
    $     672,460  $  3,774,872           --  $ 68,122,366  $ 98,784,113          --          --
           80,240       308,689           --     5,353,117     4,984,526          --          --
    $        8.38  $      12.23           --  $      12.73  $      19.82          --          --
    $       8,099  $  1,302,531           --  $    842,969  $ 14,054,875          --          --
              968       106,615           --        66,256       710,043          --          --
    $        8.37  $      12.22           --  $      12.72  $      19.79          --          --
    $  28,797,794  $ 85,668,997   $4,095,391  $280,110,613  $298,938,467 $39,703,809 $10,263,853
    =============  ============   ==========  ============  ============ =========== ===========

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

                                                        EMERGING       GLOBAL
                                         AGGRESSIVE      MARKETS   TECHNOLOGY
                                        GROWTH FUND         FUND         FUND
------------------------------------------------------------------------------
Investment Income
 Dividends*                           $      88,028  $    13,327  $     3,741
 Interest                                   119,983        4,638       12,296
                                      -------------  -----------  -----------
                                            208,011       17,965       16,037
                                      -------------  -----------  -----------
 Expenses
 Management fees (Note 3)                   506,806       19,671       42,698
 12b-1 fees (Retail Class) (Note 3)         116,283           32        3,980
 12b-1 fees (Admin Class) (Note 3)              246            0            0
 Shareholder service fees (Admin
  Class)                                        246            0            0
 Trustees' fees and expenses (Note
  3A)                                         4,387        4,773        3,911
 Administrative fees (Note 3)                58,882        4,210        6,885
 Custodian and accounting fees               43,338       38,119       39,553
 Transfer Agent fees (Institutional
  Class ) (Note 3)                           15,048       15,774       14,166
 Transfer Agent fees (Retail Class)
  (Note 3)                                   29,230        8,774       13,127
 Transfer Agent fees (Admin Class)
  (Note 3)                                    8,205            0            0
 Audit and tax services fees                 12,397       12,783        8,326
 Registration fees                           39,518       23,783       29,554
 Printing fees                               23,696        7,730       16,118
 Legal fees                                   7,122        7,460        6,257
 Amortization of organization
  expenses
  Institutional Class: (Note 1I)                  0            0            0
 Other expenses                               3,457        6,092        7,490
                                      -------------  -----------  -----------
 Total expenses                             868,861      149,201      192,065
 Less expenses waived and reimbursed
  by the investment adviser (Note 3)        (77,904)    (113,757)    (124,038)
                                      -------------  -----------  -----------
 Net expenses                               790,957       35,444       68,027
                                      -------------  -----------  -----------
 Net investment income (loss)              (582,946)     (17,479)     (51,990)
                                      -------------  -----------  -----------
Net Realized Gain (Loss) on:
 Investments                            (59,343,505)    (598,010)  (4,862,759)
 Foreign currency transactions                    0         (744)      (5,939)
                                      -------------  -----------  -----------
 Total net realized gain (loss)         (59,343,505)    (598,754)  (4,868,698)
                                      -------------  -----------  -----------
Change in Unrealized Appreciation
 (Depreciation) on:
 Investments                            (54,312,819)    (570,630)  (2,971,622)
 Foreign currency translations                    0         (109)      (3,684)
                                      -------------  -----------  -----------
 Total net change in unrealized
  appreciation (depreciation)           (54,312,819)    (570,739)  (2,975,306)
                                      -------------  -----------  -----------
 Total net realized gain (loss) and
  change in unrealized appreciation
  (depreciation)                       (113,656,324)  (1,169,493)  (7,844,004)
                                      -------------  -----------  -----------
Net Increase (Decrease) in Net
 Assets from Operations               $(114,239,270) $(1,186,972) $(7,895,994)
                                      =============  ===========  ===========

* Net of foreign withholding taxes of $1,074, $864, $59,199, $114, $1,454 and $1,479 for the Emerging
   Markets, Global Technology, International Equity,
   Research, Value and Worldwide Funds, respectively.

                See accompanying notes to financial statements.


           GROWTH  INTERNATIONAL     RESEARCH      SMALL CAP    SMALL CAP       VALUE    WORLDWIDE
             FUND    EQUITY FUND         FUND    GROWTH FUND   VALUE FUND        FUND         FUND
---------------------------------------------------------------------------------------------------
    $      84,569  $    392,033   $    18,748  $     107,334  $ 2,318,719  $  336,926  $    29,242
           47,223       116,559           685        326,129      682,805      34,470      428,648
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
          131,792       508,592        19,433        433,463    3,001,524     371,396      457,890
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
           88,680       360,398        12,526      1,042,946    1,221,304     103,311       36,746
            1,028         6,434             0         86,461      112,510         149          438
                6           615             0            319       16,208           0            0
                6           614             0            319       16,207           0            0
            4,387         4,384         3,906          4,387        4,387       4,384        4,384
           19,797        41,866         1,282        113,778      124,007      16,450        5,412
           33,473       133,370        25,782         57,404       60,678      27,784       39,793
           15,086        16,700        10,616         31,785       45,200      17,064       12,508
            9,100        12,420             0         15,634       14,272       3,990        3,927
            6,362           579             0          6,462       11,042           0            0
           15,567        15,702         9,972         12,397       17,330      15,335       15,388
           31,484        46,166        33,249         57,697       41,396      12,922       15,418
            5,808        11,489         8,951         25,161       34,878       5,531          606
            6,870         7,434         4,807          6,813        6,813       6,865        7,247
                0             0             0              0            0           0          450
            3,837         5,466         5,222          5,047        8,163       4,126        3,604
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
          241,491       663,637       116,313      1,466,610    1,734,395     217,911      145,921
         (89,695)      (175,445)      (97,107)        (7,639)      (6,829)    (42,140)     (96,472)
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
          151,796       488,192        19,206      1,458,971    1,727,566     175,771       49,449
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
         (20,004)        20,400           227     (1,025,508)   1,273,958     195,625      408,441
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
     (10,192,554)   (16,937,537)     (637,439)   (66,228,889)  15,694,198   1,258,576     (808,495)
                0      (120,820)            0              0            0           0         (165)
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
     (10,192,554)   (17,058,357)     (637,439)   (66,228,889)  15,694,198   1,258,576     (808,660)
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
      (8,145,621)   (11,425,032)     (404,798)  (127,385,221)  (6,331,086)   (973,121)    (790,322)
                0         2,977             0              0            0           0         (563)
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
      (8,145,621)   (11,422,055)     (404,798)  (127,385,221)  (6,331,086)   (973,121)    (790,885)
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
     (18,338,175)   (28,480,412)   (1,042,237)  (193,614,110)   9,363,112     285,455   (1,599,545)
    -------------  ------------   -----------  -------------  -----------  ----------  -----------
    $(18,358,179)  $(28,460,012)  $(1,042,010) $(194,639,618) $10,637,070  $  481,080  $(1,191,104)
    =============  ============   ===========  =============  ===========  ==========  ===========

STATEMENTS OF CHANGES IN NET ASSETS
AGGRESSIVE GROWTH FUND

                                                      SIX MONTHS
                                                           ENDED    YEAR ENDED
                                                  MARCH 31, 2001     SEPTEMBER
                                                     (UNAUDITED)      30, 2000
-------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                     $    (582,946)  $   (507,423)
 Net realized gain (loss)                           (59,343,505)     2,866,444
 Change in unrealized appreciation (depreciation)   (54,312,819)    30,887,655
                                                  -------------   ------------
 Increase (decrease) in net assets from
  operations                                       (114,239,270)    33,246,676
                                                  -------------   ------------
From Distributions to Shareholders
 Institutional Class
 Net realized gain on investments                      (699,751)      (845,221)
 Retail Class
 Net realized gain on investments                    (1,576,504)       (95,986)
 Admin Class
 Net realized gain on investments                          (560)             0
                                                  -------------   ------------
                                                     (2,276,815)      (941,207)
                                                  -------------   ------------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                 29,078,315    126,398,491
                                                  -------------   ------------
 Total increase (decrease) in net assets            (87,437,770)   158,703,960
Net Assets
 Beginning of the period                            173,187,668     14,483,708
                                                  -------------   ------------
 End of the period                                $  85,749,898   $173,187,668
                                                  =============   ============
Undistributed Net Investment Income (Loss)
 End of the period                                $    (582,946)  $          0
                                                  =============   ============

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
EMERGING MARKETS FUND

                                                        SIX MONTHS
                                                             ENDED  PERIOD ENDED
                                                    MARCH 31, 2001 SEPTEMBER 30,
                                                       (UNAUDITED)         2000*
--------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                        $   (17,479)   $  (47,079)
 Net realized gain (loss)                               (598,754)      532,918
 Change in unrealized appreciation (depreciation)       (570,739)      (33,065)
                                                     -----------    ----------
 Increase (decrease) in net assets from operations    (1,186,972)      452,774
                                                     -----------    ----------
From Distributions to Shareholders
 Institutional Class
 Net realized gain on investments                        (69,733)            0
 Retail Class
 Net realized gain on investments                           (515)            0
                                                     -----------    ----------
                                                         (70,248)            0
                                                     -----------    ----------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                     166,385     3,252,573
                                                     -----------    ----------
 Redemption fees (Note 1H)                                 3,169           336
                                                     -----------    ----------
 Total increase (decrease) in net assets              (1,087,666)    3,705,683
Net Assets
 Beginning of the period                               3,705,683             0
                                                     -----------    ----------
 End of the period                                   $ 2,618,017    $3,705,683
                                                     ===========    ==========
Undistributed Net Investment Income (Loss)
 End of the period                                   $   (17,479)   $        0
                                                     ===========    ==========

* Commencement of operations, November 9, 1999.

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL TECHNOLOGY FUND


                                                        SIX MONTHS      PERIOD
                                                             ENDED       ENDED
                                                    MARCH 31, 2001   SEPTEMBER
                                                       (UNAUDITED)   30, 2000*
-------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                        $   (51,990)  $  (100,588)
 Net realized gain (loss)                             (4,868,698)   (1,517,731)
 Change in unrealized appreciation (depreciation)     (2,975,306)    1,233,792
                                                     -----------   -----------
 Increase (decrease) in net assets from operations    (7,895,994)     (384,527)
                                                     -----------   -----------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                  (1,385,067)   13,746,833
                                                     -----------   -----------
 Total increase (decrease) in net assets              (9,281,061)   13,362,306
Net Assets
 Beginning of the period                              13,362,306             0
                                                     -----------   -----------
 End of the period                                   $ 4,081,245   $13,362,306
                                                     ===========   ===========
Undistributed Net Investment Income (Loss)
 End of the period                                   $   (51,990)  $         0
                                                     ===========   ===========

* Commencement of operations, January 31, 2000.

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
GROWTH FUND

                                                        SIX MONTHS
                                                             ENDED  YEAR ENDED
                                                    MARCH 31, 2001   SEPTEMBER
                                                       (UNAUDITED)    30, 2000
-------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                        $    (20,004) $  (145,463)
 Net realized gain (loss)                             (10,192,554)  10,662,518
 Change in unrealized appreciation (depreciation)      (8,145,621)   3,038,087
                                                     ------------  -----------
 Increase (decrease) in net assets from operations    (18,358,179)  13,555,142
                                                     ------------  -----------
From Distributions to Shareholders
 Institutional Class
 Net realized gain on investments                      (1,998,754)  (2,609,474)
 Retail Class
 Net realized gain on investments                         (47,350)     (57,300)
 Admin Class
 Net realized gain on investments                              (8)           0
                                                     ------------  -----------
                                                       (2,046,112)  (2,666,774)
                                                     ------------  -----------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                    1,411,900    6,584,274
                                                     ------------  -----------
 Total increase (decrease) in net assets              (18,992,391)  17,472,642
Net Assets
 Beginning of the period                               46,356,368   28,883,726
                                                     ------------  -----------
 End of the period                                   $ 27,363,977  $46,356,368
                                                     ============  ===========
Undistributed Net Investment Income (Loss)
 End of the period                                   $    (20,004) $         0
                                                     ============  ===========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
INTERNATIONAL EQUITY FUND

                                                      SIX MONTHS
                                                           ENDED
                                                       MARCH 31,    YEAR ENDED
                                                            2001     SEPTEMBER
                                                     (UNAUDITED)      30, 2000
-------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                       $     20,400  $   (403,315)
 Net realized gain (loss)                            (17,058,357)   29,086,883
 Change in unrealized appreciation (depreciation)    (11,422,055)   (4,596,429)
                                                    ------------  ------------
 Increase (decrease) in net assets from operations   (28,460,012)   24,087,139
                                                    ------------  ------------
From Distributions to Shareholders
 Institutional Class
 Net investment income                                         0      (549,601)
 Net realized gain on investments                     (4,366,824)   (5,899,843)
 Retail Class
 Net investment income                                         0        (3,905)
 Net realized gain on investments                       (249,160)      (59,775)
 Admin Class
 Net investment income                                         0             0
 Net realized gain on investments                         (5,142)            0
                                                    ------------  ------------
                                                      (4,621,126)   (6,513,124)
                                                    ------------  ------------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                  (1,168,313)   16,129,186
                                                    ------------  ------------
 Total increase (decrease) in net assets             (34,249,451)   33,703,201
Net Assets
 Beginning of the period                             113,379,719    79,676,518
                                                    ------------  ------------
 End of the period                                  $ 79,130,268  $113,379,719
                                                    ============  ============
Undistributed Net Investment Income (Loss)
 End of the period                                  $     20,400  $          0
                                                    ============  ============

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
RESEARCH FUND

                                                        SIX MONTHS
                                                             ENDED  PERIOD ENDED
                                                    MARCH 31, 2001 SEPTEMBER 30,
                                                       (UNAUDITED)         2000*
--------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                        $       227    $     (671)
 Net realized gain (loss)                               (637,439)       14,798
 Change in unrealized appreciation (depreciation)       (404,798)       78,294
                                                     -----------    ----------
 Increase (decrease) in net assets from operations    (1,042,010)       92,421
                                                     -----------    ----------
From Distributions to Shareholders
 Institutional Class
 Net realized gain on investments                        (16,773)            0
                                                     -----------    ----------
                                                         (16,773)            0
                                                     -----------    ----------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                   1,144,959     3,417,087
                                                     -----------    ----------
 Total increase (decrease) in net assets                  86,176     3,509,508
Net Assets
 Beginning of the period                               3,509,508             0
                                                     -----------    ----------
 End of the period                                   $ 3,595,684    $3,509,508
                                                     ===========    ==========
Undistributed Net Investment Income (Loss)
 End of the period                                   $       227    $        0
                                                     ===========    ==========

*  Commencement of operations, July 31, 2000.

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
SMALL CAP GROWTH FUND

                                                     SIX MONTHS
                                                          ENDED
                                                      MARCH 31,     YEAR ENDED
                                                           2001  SEPTEMBER 30,
                                                    (UNAUDITED)           2000
------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                     $  (1,025,508) $ (1,344,505)
 Net realized gain (loss)                           (66,228,889)   15,371,710
 Change in unrealized appreciation (depreciation)  (127,385,221)   47,161,814
                                                  -------------  ------------
 Increase (decrease) in net assets from
  operations                                       (194,639,618)   61,189,019
                                                  -------------  ------------
From Distributions to Shareholders
 Institutional Class
 Net realized gain on investments                    (7,438,308)            0
 Retail Class
 Net realized gain on investments                    (2,445,804)            0
 Admin Class
 Net realized gain on investments                            (5)            0
                                                  -------------  ------------
                                                     (9,884,117)            0
                                                  -------------  ------------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                107,374,436   183,209,242
                                                  -------------  ------------
 Total increase (decrease) in net assets            (97,149,299)  244,398,261
Net Assets
 Beginning of the period                            331,562,996    87,164,735
                                                  -------------  ------------
 End of the period                                $ 234,413,697  $331,562,996
                                                  =============  ============
Undistributed Net Investment Income (Loss)
 End of the period                                $  (1,025,508) $          0
                                                  =============  ============

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
SMALL CAP VALUE FUND

                                                      SIX MONTHS
                                                           ENDED
                                                       MARCH 31,     YEAR ENDED
                                                            2001  SEPTEMBER 30,
                                                     (UNAUDITED)           2000
--------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                       $  1,273,958  $   2,395,302
 Net realized gain (loss)                             15,694,198     13,210,026
 Change in unrealized appreciation (depreciation)     (6,331,086)    49,620,844
                                                    ------------  -------------
 Increase (decrease) in net assets from operations    10,637,070     65,226,172
                                                    ------------  -------------
From Distributions to Shareholders
 Institutional Class
 Net investment income                                (2,264,385)    (2,390,731)
 Net realized gain on investments                    (11,502,885)    (4,531,443)
 Retail Class
 Net investment income                                  (660,217)      (452,153)
 Net realized gain on investments                     (4,498,890)    (1,335,295)
 Admin Class
 Net investment income                                   (62,922)       (14,051)
 Net realized gain on investments                       (640,491)       (91,184)
                                                    ------------  -------------
                                                     (19,629,790)    (8,814,857)
                                                    ------------  -------------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                  19,015,033   (119,065,673)
                                                    ------------  -------------
 Total increase (decrease) in net assets              10,022,313    (62,654,358)
Net Assets
 Beginning of the period                             319,007,577    381,661,935
                                                    ------------  -------------
 End of the period                                  $329,029,890  $ 319,007,577
                                                    ============  =============
Undistributed Net Investment Income (Loss)
 End of the period                                  $    626,195  $   2,339,761
                                                    ============  =============

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
VALUE FUND

                                                        SIX MONTHS
                                                             ENDED   YEAR ENDED
                                                    MARCH 31, 2001    SEPTEMBER
                                                       (UNAUDITED)     30, 2000
--------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                        $   195,625   $    453,860
 Net realized gain (loss)                              1,258,576       (750,571)
 Change in unrealized appreciation (depreciation)       (973,121)       876,221
                                                     -----------   ------------
 Increase (decrease) in net assets from operations       481,080        579,510
                                                     -----------   ------------
From Distributions to Shareholders
 Institutional Class
 Net investment income                                  (444,829)      (632,043)
 Net realized gain on investments                              0     (7,273,628)
 Retail Class
 Nat investment income                                    (2,465)        (3,284)
 Net realized gain on investment                               0        (52,997)
                                                     -----------   ------------
                                                        (447,294)    (7,961,952)
                                                     -----------   ------------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                   3,279,541    (20,893,844)
                                                     -----------   ------------
 Total increase (decrease) in net assets               3,313,327    (28,276,286)
Net Assets
 Beginning of the period                              39,054,236     67,330,522
                                                     -----------   ------------
 End of the period                                   $42,367,563   $ 39,054,236
                                                     ===========   ============
Undistributed Net Investment Income (Loss)
 End of the period                                   $   193,286   $    444,955
                                                     ===========   ============

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
WORLDWIDE FUND

                                                        SIX MONTHS
                                                             ENDED  YEAR ENDED
                                                    MARCH 31, 2001   SEPTEMBER
                                                       (UNAUDITED)    30, 2000
-------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                        $   408,441   $   410,719
 Net realized gain (loss)                               (808,660)    2,610,729
 Change in unrealized appreciation (depreciation)       (790,885)      (93,412)
                                                     -----------   -----------
 Increase (decrease) in net assets from operations    (1,191,104)    2,928,036
                                                     -----------   -----------
From Distributions to Shareholders
 Institutional Class
 Net investment income                                  (321,612)     (298,668)
 Net realized gain on investments                     (2,297,643)     (283,232)
 Retail Class
 Net investment income                                   (26,028)       (5,792)
 Net realized gain on investments                       (205,581)       (5,908)
                                                     -----------   -----------
                                                      (2,850,864)     (593,600)
                                                     -----------   -----------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
  share transactions                                   2,635,025     1,920,513
                                                     -----------   -----------
 Total increase (decrease) in net assets              (1,406,943)    4,254,949
Net Assets
 Beginning of the period                              10,626,898     6,371,949
                                                     -----------   -----------
 End of the period                                   $ 9,219,955   $10,626,898
                                                     ===========   ===========
Undistributed Net Investment Income (Loss)
 End of the period                                   $   407,743   $   346,942
                                                     ===========   ===========

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
AGGRESSIVE GROWTH FUND

                                     Institutional Class
                  ------------------------------------------------------------------
                    SIX MONTHS                             NINE MONTHS
                      ENDED         YEAR ENDED                ENDED     PERIOD ENDED
                  MARCH 31, 2001  SEPTEMBER 30,           SEPTEMBER 30, DECEMBER 31,
                  -------------- --------------------     ------------- ------------
                   (UNAUDITED)    2000         1999           1998         1997*
------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period              $ 47.71     $ 20.08     $  10.51        $11.49        $10.00
                     -------     -------     --------        ------        ------
INCOME (LOSS)
 FROM INVESTMENT
 OPERATIONS--
 Net investment
  income (loss)        (0.11)      (0.26)(d)    (0.09)(d)     (0.03)        (0.03)
 Net realized
  and unrealized
  gain (loss) on
  investments         (26.96)      29.11        10.05         (0.95)         2.26
                     -------     -------     --------        ------        ------
 Total from
  investment
  operations          (27.07)      28.85         9.96         (0.98)         2.23
                     -------     -------     --------        ------        ------
LESS
 DISTRIBUTIONS--
 Distributions
  in excess of
  net investment
  income                0.00        0.00         0.00          0.00         (0.12)
 Distributions
  from net
  realized
  capital gains        (0.52)      (1.22)       (0.39)         0.00         (0.62)
                     -------     -------     --------        ------        ------
 Total
  distributions        (0.52)      (1.22)       (0.39)         0.00         (0.74)
                     -------     -------     --------        ------        ------
Net asset value,
 end of period       $ 20.12     $ 47.71     $  20.08        $10.51        $11.49
                     =======     =======     ========        ======        ======
Total return
 (%)(a)                (57.2)      147.8         97.9          (8.5)         22.7
Net assets, end
 of period (000)     $26,000     $62,364     $ 13,308        $2,073        $1,848
Ratios to
 average net
 assets:
 Net expenses
  (%)(b)(c)             1.00        1.00         1.00          1.00          1.00
 Gross expenses
  (%)(c)                1.10        1.11         2.96          7.13          9.35
 Net investment
  income (loss)
  (%)(c)               (0.69)      (0.66)       (0.56)        (0.35)        (0.38)
Portfolio
 turnover rate
 (%)                     139         191          199            82           174

* From commencement of fund operations on January 2, 1997 through December 31, 1997.
** From commencement of class operations on July 31, 2000 through September 30, 2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

                          Retail Class                                          Admin Class
    ------------------------------------------------------------------------------------------------
      SIX MONTHS                              NINE MONTHS                 SIX MONTHS
        ENDED          YEAR ENDED                ENDED     PERIOD ENDED     ENDED      PERIOD ENDED
    MARCH 31, 2001    SEPTEMBER 30,          SEPTEMBER 30, DECEMBER 31, MARCH 31, 2001 SEPTEMBER 30,
    --------------   -------------------     ------------- ------------ -------------- -------------
     (UNAUDITED)       2000        1999          1998         1997*      (UNAUDITED)      2000**
----------------------------------------------------------------------------------------------------
       $ 47.33       $  19.99     $10.49        $11.49        $10.00        $47.31        $40.38
       -------       --------     ------        ------        ------        ------        ------
         (0.15)         (0.38)(d)  (0.14)(d)     (0.05)        (0.06)        (0.03)        (0.09)(d)
        (26.74)         28.94      10.03         (0.95)         2.27        (26.86)         7.02
       -------       --------     ------        ------        ------        ------        ------
        (26.89)         28.56       9.89         (1.00)         2.21        (26.89)         6.93
       -------       --------     ------        ------        ------        ------        ------
          0.00           0.00       0.00          0.00         (0.10)         0.00          0.00
         (0.52)         (1.22)     (0.39)         0.00         (0.62)        (0.52)         0.00
       -------       --------     ------        ------        ------        ------        ------
         (0.52)         (1.22)     (0.39)         0.00         (0.72)        (0.52)         0.00
       -------       --------     ------        ------        ------        ------        ------
       $ 19.92       $  47.33     $19.99        $10.49        $11.49        $19.90        $47.31
       =======       ========     ======        ======        ======        ======        ======
         (57.2)         147.0       97.5          (8.7)         22.4         (57.3)         17.2
       $59,065       $110,824     $1,175        $   85        $   74        $  684        $    0
          1.25           1.25       1.25          1.25          1.25          1.50          1.50
          1.35           1.35       9.05         27.97         36.58         10.17          1.60
         (0.94)         (0.89)     (0.80)        (0.60)        (0.67)        (1.20)        (1.14)
           139            191        199            82           174           139           191

FINANCIAL HIGHLIGHTS
EMERGING MARKETS FUND

                                   Institutional Class               Retail Class
                               ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                   ENDED      PERIOD ENDED       ENDED      PERIOD ENDED
                               MARCH 31, 2001 SEPTEMBER 30,  MARCH 31, 2001 SEPTEMBER 30,
                               -------------- -------------  -------------- -------------
                                (UNAUDITED)       2000*       (UNAUDITED)      2000**
-----------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $14.86        $10.00          $14.81        $16.21
                                   ------        ------          ------        ------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS--
 Net investment income (loss)       (0.07)(d)     (0.22)(d)       (0.07)(d)     (0.14)(d)
 Net realized and unrealized
  gain (loss) on investments        (4.54)         5.08           (4.56)        (1.26)
                                   ------        ------          ------        ------
 Total from investment
  operations                        (4.61)         4.86           (4.63)        (1.40)
                                   ------        ------          ------        ------
LESS DISTRIBUTIONS--
 Dividends from net
  investment income                  0.00          0.00            0.00          0.00
 Distributions from net
  realized capital gains            (0.29)         0.00           (0.29)         0.00
                                   ------        ------          ------        ------
 Total distributions                (0.29)         0.00           (0.29)         0.00
                                   ------        ------          ------        ------
Net asset value, end of
 period                            $ 9.96        $14.86          $ 9.89        $14.81
                                   ======        ======          ======        ======
Total return (%)(a)                 (31.5)         48.6           (31.7)         (8.6)
Net assets, end of period
 (000)                             $2,578        $3,679          $   40        $   27
Ratios to average net assets:
 Net expenses (%)(b)(c)              2.25          2.25            2.50          2.50
 Gross expenses (%)(c)               8.92          6.20           79.73         70.10
 Net investment income
  (loss) (%)(c)                     (1.11)        (1.46)          (1.09)        (2.20)
Portfolio turnover rate (%)            86           134              86           134

* From commencement of fund operations on November 9, 1999 through September 30, 2000.
** From commencement of class operations on May 9, 2000
   through September 30, 2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

FINANCIAL HIGHLIGHTS
GLOBAL TECHNOLOGY FUND


                              Institutional Class              Retail Class
                          ---------------------------- ----------------------------
                            SIX MONTHS                   SIX MONTHS
                              ENDED      PERIOD ENDED      ENDED      PERIOD ENDED
                          MARCH 31, 2001 SEPTEMBER 30, MARCH 31, 2001 SEPTEMBER 30,
                          -------------- ------------- -------------- -------------
                           (UNAUDITED)       2000*      (UNAUDITED)       2000*
-----------------------------------------------------------------------------------
Net asset value,
 beginning of period          $12.70        $10.00         $12.59        $10.00
                              ------        ------         ------        ------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS--
 Net investment income
  (loss)                       (0.05)        (0.08)         (0.09)        (0.11)
 Net realized and
  unrealized gain (loss)
  on investments               (7.86)         2.78          (7.76)         2.70
                              ------        ------         ------        ------
 Total from investment
  operations                   (7.91)         2.70          (7.85)         2.59
                              ------        ------         ------        ------
LESS DISTRIBUTIONS--
 Dividends from net
  investment income             0.00          0.00           0.00          0.00
 Distributions from net
  realized capital gains        0.00          0.00           0.00          0.00
                              ------        ------         ------        ------
 Total distributions            0.00          0.00           0.00          0.00
                              ------        ------         ------        ------
Net asset value, end of
 period                       $ 4.79        $12.70         $ 4.74        $12.59
                              ======        ======         ======        ======
Total return (%)(a)            (62.3)         27.0          (62.4)         25.9
Net assets, end of
 period (000)                 $2,912        $7,678         $1,169        $5,685
Ratios to average net
 assets:
 Net expenses (%)(b)(c)         1.50          1.50           1.75          1.75
 Gross expenses (%)(c)          4.40          3.37           4.66          3.44
 Net investment income
  (loss) (%)(c)                (1.12)        (1.13)         (1.38)        (1.40)
Portfolio turnover rate
 (%)                             132           181            132           181

* From commencement of fund operations on January 31, 2000 through September 30, 2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS
GROWTH FUND

                                                           Institutional Class
                                                           -------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                             MARCH 31, 2001
                                                           -------------------
                                                               (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 15.00
                                                                 -------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS--
 Net investment income (loss)                                      (0.01)
 Net realized and unrealized gain
  (loss) on investments                                            (5.82)
                                                                 -------
 Total from investment operations                                  (5.83)
                                                                 -------
LESS DISTRIBUTIONS--
 Dividends from net investment income                               0.00
 Distributions from net realized
  capital gains                                                    (0.67)
                                                                 -------
 Total distributions                                               (0.67)
                                                                 -------
Net asset value, end of period                                   $  8.50
                                                                 =======
Total return (%)(a)                                                (40.0)
Net assets, end of period (000)                                  $26,683
Ratios to average net assets:
 Net expenses (%)(b)(c)                                             0.85
 Gross expenses (%)(c)                                              1.27
 Net investment income (loss) (%)(c)                               (0.11)
Portfolio turnover rate (%)                                          155

* From commencement of class operations on January 2, 1997 through December 31, 1997.
** From commencement of class operations on July 31, 2000 through September 30, 2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.

                          Institutional Class
     -----------------------------------------------------------------------
                            NINE MONTHS
        YEAR ENDED             ENDED
      SEPTEMBER 30,        SEPTEMBER 30,   YEAR ENDED DECEMBER 31,
     -------------------   -------------   ---------------------------
      2000       1999          1998           1997           1996
----------------------------------------------------------------------------
     $ 11.17    $ 11.65       $ 12.63      $     13.44    $     15.27
     -------    -------       -------      -----------    -----------

       (0.05)     (0.04)        (0.03)           (0.04)         (0.07)
        4.90       3.01         (0.95)            3.17           3.08
     -------    -------       -------      -----------    -----------
        4.85       2.97         (0.98)            3.13           3.01
     -------    -------       -------      -----------    -----------

        0.00       0.00          0.00             0.00           0.00
       (1.02)     (3.45)         0.00            (3.94)         (4.84)
     -------    -------       -------      -----------    -----------
       (1.02)     (3.45)         0.00            (3.94)         (4.84)
     -------    -------       -------      -----------    -----------
     $ 15.00    $ 11.17       $ 11.65      $     12.63    $     13.44
     =======    =======       =======      ===========    ===========
        45.6       30.9          (7.8)            24.5           19.9
     $45,328    $28,235       $24,663      $    32,149    $    39,497

        0.85       0.85          0.85             0.85           1.10
        1.01       1.18          1.02             0.98           1.10
       (0.36)     (0.40)        (0.32)           (0.26)         (0.47)
         203        164           118              116             99

FINANCIAL HIGHLIGHTS
GROWTH FUND (CONTINUED)

                                                                 Retail Class
                                                                --------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                MARCH 31, 2001
                                                                --------------
                                                                 (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of period                                $14.80
                                                                    ------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS--
 Net investment income (loss)                                        (0.02)
 Net realized and unrealized gain
  (loss) on investments                                              (5.73)
                                                                    ------
 Total from investment operations                                    (5.75)
                                                                    ------
LESS DISTRIBUTIONS--
 Dividends from net investment income                                 0.00
 Distributions from net realized
  capital gains                                                      (0.67)
                                                                    ------
 Total distributions                                                 (0.67)
                                                                    ------
Net asset value, end of period                                      $ 8.38
                                                                    ======
Total return (%)(a)                                                  (40.0)
Net assets, end of period (000)                                     $  672
Ratios to average net assets:
 Net expenses (%)(b)(c)                                               1.10
 Gross expenses (%)(c)                                                3.65
 Net investment income (loss) (%)(c)                                 (0.35)
Portfolio turnover rate (%)                                            155

* From commencement of class operations on January 2, 1997 through December 31, 1997.
** From commencement of class operations on July 31, 2000 through September 30, 2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.

                    Retail Class                           Admin Class
     --------------------------------------------------------------------------
                         NINE MONTHS                 SIX MONTHS
       YEAR ENDED           ENDED     PERIOD ENDED     ENDED      PERIOD ENDED
      SEPTEMBER 30,     SEPTEMBER 30, DECEMBER 31, MARCH 31, 2001 SEPTEMBER 30,
     ------------------ ------------- ------------ -------------- -------------
      2000      1999        1998         1997*      (UNAUDITED)      2000**
-------------------------------------------------------------------------------
      $11.06   $ 11.59     $12.59        $13.44        $14.79        $14.09
     -------   -------     ------        ------        ------        ------
       (0.07)    (0.06)     (0.03)        (0.07)        (0.01)        (0.02)
        4.83      2.98      (0.97)         3.16         (5.74)         0.72
     -------   -------     ------        ------        ------        ------
        4.76      2.92      (1.00)         3.09         (5.75)         0.70
     -------   -------     ------        ------        ------        ------
        0.00      0.00       0.00          0.00          0.00          0.00
       (1.02)    (3.45)      0.00         (3.94)        (0.67)         0.00
     -------   -------     ------        ------        ------        ------
       (1.02)    (3.45)      0.00         (3.94)        (0.67)         0.00
     -------   -------     ------        ------        ------        ------
      $14.80   $ 11.06     $11.59        $12.59        $ 8.37        $14.79
     =======   =======     ======        ======        ======        ======
        45.3      30.6       (7.9)         24.2         (40.0)          5.0
      $1,028   $   649     $  516        $  194        $    8        $    0
        1.10      1.10       1.10          1.10          1.35          1.35
        3.29      4.43       4.74         12.96        265.11          1.50
       (0.61)    (0.65)     (0.58)        (0.42)        (0.37)        (0.87)
         203       164        118           116           155           203

FINANCIAL HIGHLIGHTS
INTERNATIONAL EQUITY FUND

                                                           Institutional Class
                                                           -------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                             MARCH 31, 2001
                                                           -------------------
                                                               (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 17.41
                                                                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                                       0.00(e)
 Net realized and unrealized gain (loss) on investments            (4.37)
                                                                 -------
 Total from investment operations                                  (4.37)
                                                                 -------
LESS DISTRIBUTIONS--
 Dividends from net investment income                               0.00
 Distributions from net realized
  capital gains                                                    (0.72)
                                                                 -------
 Total distributions                                               (0.72)
                                                                 -------
Net asset value, end of period                                   $ 12.32
                                                                 =======
Total return (%)(a)                                                (25.8)
Net assets, end of period (000)                                  $74,053
Ratios to average net assets:
 Net expenses (%)(b)(c)                                             1.00
 Gross expenses (%)(c)                                              1.34
 Net investment income (loss) (%)(c)                                0.06
Portfolio turnover rate (%)                                          128

  * From commencement of class operations on January 2, 1997 through December 31, 1997.
 ** From commencement of class operations on July 31, 2000 through September 30, 2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Amount is less than $0.01 per share.

                         Institutional Class
----------------------------------------------------------------------------
                                   NINE MONTHS
         YEAR ENDED                   ENDED            YEAR ENDED
       SEPTEMBER 30,              SEPTEMBER 30,       DECEMBER 31,
     ------------------------     -------------     ------------------------
       2000           1999            1998           1997           1996
----------------------------------------------------------------------------
     $  13.79        $ 10.74         $ 11.30        $ 13.16        $ 11.65
     --------        -------         -------        -------        -------
        (0.06)(d)       0.07            0.14           0.15(d)        0.12
         4.77           3.31           (0.70)         (0.27)          2.01
     --------        -------         -------        -------        -------
         4.71           3.38           (0.56)         (0.12)          2.13
     --------        -------         -------        -------        -------
        (0.09)         (0.13)           0.00          (0.19)         (0.09)
        (1.00)         (0.20)           0.00          (1.55)         (0.53)
     --------        -------         -------        -------        -------
        (1.09)         (0.33)           0.00          (1.74)         (0.62)
     --------        -------         -------        -------        -------
     $  17.41        $ 13.79         $ 10.74        $ 11.30        $ 13.16
     ========        =======         =======        =======        =======
         34.4           32.0            (5.0)          (1.0)          18.3
     $107,792        $79,415         $68,464        $82,188        $90,662
         1.00           1.00            1.00           1.00           1.42
         1.15           1.22            1.18           1.16           1.42
        (0.32)          0.53            1.49           1.12           0.96
          226            207              96            119            151

FINANCIAL HIGHLIGHTS
INTERNATIONAL EQUITY FUND (CONTINUED)

                                                                 Retail Class
                                                                --------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                MARCH 31, 2001
                                                                --------------
                                                                 (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of period                                $17.31
                                                                    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                                        (0.02)
 Net realized and unrealized gain (loss) on investments              (4.34)
                                                                    ------
 Total from investment operations                                    (4.36)
                                                                    ------
LESS DISTRIBUTIONS--
 Dividends from net investment income                                 0.00
 Distributions from net realized
  capital gains                                                      (0.72)
                                                                    ------
 Total distributions                                                 (0.72)
                                                                    ------
 Net asset value, end of period                                     $12.23
                                                                    ======
Total return (%)(a)                                                  (25.9)
Net assets, end of period (000)                                     $3,775
Ratios to average net assets:
 Net expenses (%)(b)(c)                                               1.25
 Gross expenses (%)(c)                                                2.03
 Net investment income (loss) (%)(c)                                 (0.19)
 Portfolio turnover rate (%)                                           128

  * From commencement of class operations on January 2, 1997 through December 31, 1997.
 ** From commencement of class operations on July 31, 2000 through September 30, 2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Amount is less than $0.01 per share.

                    Retail Class                              Admin Class
     -----------------------------------------------------------------------------
                            NINE MONTHS                 SIX MONTHS      PERIOD
       YEAR ENDED              ENDED     PERIOD ENDED     ENDED          ENDED
      SEPTEMBER 30,        SEPTEMBER 30, DECEMBER 31, MARCH 31, 2001 SEPTEMBER 30,
     --------------------- ------------- ------------ -------------- -------------
      2000         1999        1998         1997*      (UNAUDITED)      2000**
----------------------------------------------------------------------------------
     $ 13.73      $ 10.70     $11.28        $13.16        $17.30        $17.62
     -------      -------     ------        ------        ------        ------
       (0.05)(d)     0.05       0.10          0.10(d)       0.00(e)      (0.02)(d)
        4.67         3.28      (0.68)        (0.26)        (4.36)        (0.30)
     -------      -------     ------        ------        ------        ------
        4.62         3.33      (0.58)        (0.16)        (4.36)        (0.32)
     -------      -------     ------        ------        ------        ------
       (0.04)       (0.10)      0.00         (0.17)         0.00          0.00
       (1.00)       (0.20)      0.00         (1.55)        (0.72)         0.00
     -------      -------     ------        ------        ------        ------
       (1.04)       (0.30)      0.00         (1.72)        (0.72)         0.00
     -------      -------     ------        ------        ------        ------
     $ 17.31      $ 13.73     $10.70        $11.28        $12.22        $17.30
     =======      =======     ======        ======        ======        ======
        33.9         31.6       (5.1)         (1.3)        (25.9)         (1.8)
     $ 5,588      $   261     $  150        $  233        $1,303        $    0
        1.25         1.25       1.25          1.25          1.50          1.50
        1.67        12.33      10.26         16.24          2.17          1.77
       (0.26)        0.29       1.16          0.73          0.17         (0.83)
         226          207         96           119           128           226

FINANCIAL HIGHLIGHTS
RESEARCH FUND

                                                   Institutional Class
                                               ----------------------------
                                                 SIX MONTHS      PERIOD
                                                   ENDED          ENDED
                                               MARCH 31, 2001 SEPTEMBER 30,
                                               -------------- -------------
                                                (UNAUDITED)       2000*
---------------------------------------------------------------------------
Net asset value, beginning of period               $10.54        $10.00
                                                   ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                        0.00(d)       0.00
 Net realized and unrealized gain (loss) on
  investments                                       (2.87)         0.54
                                                   ------        ------
 Total from investment operations                   (2.87)         0.54
                                                   ------        ------
LESS DISTRIBUTIONS--
 Dividends from net investment income                0.00          0.00
 Distributions from net realized capital gains      (0.05)         0.00
                                                   ------        ------
 Total distributions                                (0.05)         0.00
                                                   ------        ------
Net asset value, end of period                     $ 7.62        $10.54
                                                   ======        ======
Total return (%)(a)                                 (27.3)          5.4
Net assets, end of period (000)                    $3,596        $3,510
Ratios to average net assets:
 Net expenses (%)(b)(c)                              1.15          1.15
 Gross expenses (%)(c)                               6.38          8.02
 Net investment income (loss) (%)(c)                 0.01         (0.14)
Portfolio turnover rate (%)                            73            20

*   Commencement of fund operations on July 31, 2000 through September 30,
    2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Amount is less than $0.01 per share.

                      [This Page Intentionally Left Blank]

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND

                                             Institutional Class
                          ---------------------------------------------------------------
                            SIX MONTHS                          NINE MONTHS     PERIOD
                              ENDED         YEAR ENDED             ENDED        ENDED
                          MARCH 31, 2001  SEPTEMBER 30,        SEPTEMBER 30, DECEMBER 31,
                          -------------- --------------------  ------------- ------------
                           (UNAUDITED)     2000        1999        1998         1997*
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $  26.98    $  16.74     $  9.83     $ 11.32       $10.00
                             --------    --------     -------     -------       ------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS--
 Net investment income
  (loss)                        (0.05)      (0.16)(d)   (0.08)      (0.02)       (0.07)(d)
 Net realized and
  unrealized gain (loss)
  on investments               (13.32)      10.40        6.99       (1.47)        1.99
                             --------    --------     -------     -------       ------
 Total from investment
  operations                   (13.37)      10.24        6.91       (1.49)        1.92
                             --------    --------     -------     -------       ------
LESS DISTRIBUTIONS--
 Distributions in excess
  of net investment
  income                         0.00        0.00        0.00        0.00        (0.01)
 Distributions from net
  realized capital gains        (0.75)       0.00        0.00        0.00        (0.59)
                             --------    --------     -------     -------       ------
 Total distributions            (0.75)       0.00        0.00        0.00        (0.60)
                             --------    --------     -------     -------       ------
Net asset value, end of
 period                      $  12.86    $  26.98     $ 16.74     $  9.83       $11.32
                             ========    ========     =======     =======       ======
Total return (%)(a)             (50.5)       61.2        70.3       (13.2)        19.4
Net assets, end of
 period (000)                $165,448    $262,147     $81,132     $17,174       $3,893
Ratios to average net
 assets:
 Net expenses (%)(b)(c)          0.98        0.92        1.00        1.00         1.00
 Gross expenses (%)(c)           0.98        0.92        1.11        2.15         5.81
 Net investment income
  (loss) (%)(c)                 (0.67)      (0.62)      (0.80)      (0.53)       (0.65)
Portfolio turnover rate
 (%)                               65         170         163         116          211

* From commencement of fund operations on January 2, 1997 through December 31, 1997.
** From commencement of class operations on July 31, 2000 through September 30, 2000.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

                           Retail Class                                       Admin Class
     ---------------------------------------------------------------- ----------------------------
       SIX MONTHS                          NINE MONTHS                  SIX MONTHS      PERIOD
         ENDED          YEAR ENDED            ENDED     PERIOD ENDED      ENDED          ENDED
     MARCH 31, 2001   SEPTEMBER 30,       SEPTEMBER 30, DECEMBER 31,  MARCH 31, 2001 SEPTEMBER 30,
     --------------   ------------------  ------------- ------------  -------------- -------------
      (UNAUDITED)      2000        1999       1998         1997*       (UNAUDITED)      2000**
--------------------------------------------------------------------------------------------------
        $ 26.74       $ 16.65     $ 9.80     $11.30        $10.00         $26.73        $23.67
        -------       -------     ------     ------        ------         ------        ------
          (0.06)        (0.24)(d)  (0.08)     (0.08)        (0.10)(d)      (0.02)        (0.05)(d)
         (13.20)        10.33       6.93      (1.42)         1.99         (13.24)         3.11
        -------       -------     ------     ------        ------         ------        ------
         (13.26)        10.09       6.85      (1.50)         1.89         (13.26)         3.06
        -------       -------     ------     ------        ------         ------        ------
           0.00          0.00       0.00       0.00          0.00           0.00          0.00
          (0.75)         0.00       0.00       0.00         (0.59)         (0.75)         0.00
        -------       -------     ------     ------        ------         ------        ------
          (0.75)         0.00       0.00       0.00         (0.59)         (0.75)         0.00
        -------       -------     ------     ------        ------         ------        ------
        $ 12.73       $ 26.74     $16.65     $ 9.80        $11.30         $12.72        $26.73
        =======       =======     ======     ======        ======         ======        ======
          (50.6)         60.6       69.9      (13.3)         19.2          (50.6)         12.9
        $68,122       $69,416     $6,032     $1,057        $1,139         $  843        $    0
           1.25          1.23       1.25       1.25          1.25           1.50          1.50
           1.25          1.23       1.80       3.70          7.82           6.68          1.50
          (0.93)        (0.92)     (1.04)     (0.80)        (0.94)         (1.11)        (1.16)
             65           170        163        116           211             65           170

FINANCIAL HIGHLIGHTS
SMALL CAP VALUE FUND

                                                           Institutional Class
                                                           -------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                             MARCH 31, 2001
                                                           -------------------
                                                               (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of period                            $  20.42
                                                                --------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS--
 Net investment income (loss)                                       0.07
 Net realized and unrealized gain
  (loss) on investments                                             0.63
                                                                --------
 Total from investment operations                                   0.70
                                                                --------
LESS DISTRIBUTIONS--
 Dividends from net investment income                              (0.20)
 Distributions from net realized
  capital gains                                                    (1.09)
                                                                --------
 Total distributions                                               (1.29)
                                                                --------
Net asset value, end of period                                  $  19.83
                                                                ========
Total return (%)(a)                                                  3.6
Net assets, end of period (000)                                 $216,191
Ratios to average net assets:
 Net expenses (%)(b)(c)                                             0.97
 Gross expenses (%)(c)                                              0.97
 Net investment income (loss) (%)(c)                                0.87
Portfolio turnover rate (%)                                           54

* From commencement of class operations on January 2, 1997 through December 31, 1997.
** From commencement of class operations on January 2, 1998 through September 30, 1998.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                           Institutional Class
     -----------------------------------------------------------------------
                                   NINE MONTHS
         YEAR ENDED                   ENDED         YEAR ENDED DECEMBER
        SEPTEMBER 30,             SEPTEMBER 30,             31,
     ------------------------     -------------     ------------------------
       2000           1999            1998            1997          1996
----------------------------------------------------------------------------
     $  17.33       $  15.60        $  18.62        $  17.39      $  15.33
     --------       --------        --------        --------      --------
         0.14(d)        0.16            0.12            0.17          0.11
         3.36           1.83           (3.14)           4.26          4.47
     --------       --------        --------        --------      --------
         3.50           1.99           (3.02)           4.43          4.58
     --------       --------        --------        --------      --------
        (0.14)         (0.12)           0.00           (0.15)        (0.11)
        (0.27)         (0.14)           0.00           (3.05)        (2.41)
     --------       --------        --------        --------      --------
        (0.41)         (0.26)           0.00           (3.20)        (2.52)
     --------       --------        --------        --------      --------
     $  20.42       $  17.33        $  15.60        $  18.62      $  17.39
     ========       ========        ========        ========      ========
         20.7           12.8           (16.2)           26.0          30.4
     $214,919       $301,496        $296,116        $245,177      $163,625
         0.93           0.90            0.92            0.94          1.19
         0.93           0.90            0.92            0.94          1.19
         0.76           0.87            1.04            0.97          0.80
          102            113              78              94            73

FINANCIAL HIGHLIGHTS
SMALL CAP VALUE FUND (CONTINUED)


                                                     Retail Class
                                            ---------------------------------
                                              SIX MONTHS
                                                ENDED        YEAR ENDED
                                            MARCH 31, 2001  SEPTEMBER 30,
                                            -------------- ------------------
                                             (UNAUDITED)    2000       1999
------------------------------------------------------------------------------
Net asset value, beginning of period           $ 20.38     $ 17.28    $ 15.57
                                               -------     -------    -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                     0.07        0.10(d)    0.09
 Net realized and unrealized gain (loss) on
  investments                                     0.61        3.36       1.84
                                               -------     -------    -------
 Total from investment operations                 0.68        3.46       1.93
                                               -------     -------    -------
LESS DISTRIBUTIONS--
 Dividends from net investment income            (0.15)      (0.09)     (0.08)
 Distributions from net realized capital
  gains                                          (1.09)      (0.27)     (0.14)
                                               -------     -------    -------
 Total distributions                             (1.24)      (0.36)     (0.22)
                                               -------     -------    -------
Net asset value, end of period                 $ 19.82     $ 20.38    $ 17.28
                                               =======     =======    =======
Total return (%)(a)                                3.5        20.4       12.4
Net assets, end of period (000)                $98,784     $92,698    $75,302
Ratios to average net assets:
 Net expenses (%)(b)(c)                           1.22        1.17       1.20
 Gross expenses (%)(c)                            1.22        1.17       1.20
 Net investment income (loss) (%)(c)              0.63        0.53       0.57
Portfolio turnover rate (%)                         54         102        113

* From commencement of class operations on January 2, 1997 through December 31, 1997.
** From commencement of class operations on January 2, 1998 through September 30, 1998.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

            Retail Class                           Admin Class
     ----------------------------- -----------------------------------------------
      NINE MONTHS                    SIX MONTHS
         ENDED       PERIOD ENDED      ENDED        YEAR ENDED       PERIOD ENDED
     SEPTEMBER 30,   DECEMBER 31,  MARCH 31, 2001 SEPTEMBER 30,      SEPTEMBER 30,
     -------------   ------------  -------------- -----------------  -------------
         1998           1997*       (UNAUDITED)    2000       1999      1998**
----------------------------------------------------------------------------------
        $ 18.62        $ 17.39        $ 20.34     $ 17.24    $15.54     $18.62
        -------        -------        -------     -------    ------     ------
           0.10           0.15(d)        0.04        0.04(d)   0.04       0.03
          (3.15)          4.21           0.60        3.37      1.83      (3.11)
        -------        -------        -------     -------    ------     ------
          (3.05)          4.36           0.64        3.41      1.87      (3.08)
        -------        -------        -------     -------    ------     ------
           0.00          (0.08)         (0.10)      (0.04)    (0.03)      0.00
           0.00          (3.05)         (1.09)      (0.27)    (0.14)      0.00
        -------        -------        -------     -------    ------     ------
           0.00          (3.13)         (1.19)      (0.31)    (0.17)      0.00
        -------        -------        -------     -------    ------     ------
        $ 15.57        $ 18.62        $ 19.79     $ 20.34    $17.24     $15.54
        =======        =======        =======     =======    ======     ======
          (16.4)          25.6            3.3        20.1      12.0      (16.5)
        $54,060        $34,353        $14,055     $11,391    $4,863     $1,046
           1.19           1.25           1.50        1.50      1.50       1.50
           1.19           1.35           1.60        1.68      1.70       3.99
           0.79           0.79           0.35        0.21      0.30       0.95
             78             94             54         102       113         78

FINANCIAL HIGHLIGHTS
VALUE FUND


                                                           Institutional Class
                                                           -------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                             MARCH 31, 2001
                                                           -------------------
                                                               (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 15.12
                                                                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                                       0.07
 Net realized and unrealized gain
  (loss) on investments                                             0.17
                                                                 -------
 Total from investment operations                                   0.24
                                                                 -------
LESS DISTRIBUTIONS--
 Dividends from net investment income                              (0.17)
 Distributions from net realized capital gains                      0.00
                                                                 -------
 Total distributions                                               (0.17)
                                                                 -------
Net asset value, end of period                                   $ 15.19
                                                                 =======
Total return (%)(a)                                                  1.6
Net assets, end of period (000)                                  $42,368
Ratios to average net assets:
 Net expenses (%)(b)(c)                                             0.85
 Gross expenses (%)(c)                                              1.05
 Net investment income (loss) (%)(c)                                0.95
Portfolio turnover rate (%)                                           43

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.

                           Institutional Class
     ---------------------------------------------------------------------

        YEAR ENDED            NINE MONTHS ENDED        YEAR ENDED
       SEPTEMBER 30,            SEPTEMBER 30,         DECEMBER 31,
     --------------------     -----------------     ----------------------
      2000        1999              1998             1997         1996
--------------------------------------------------------------------------
     $ 16.54     $ 16.85           $ 17.64          $ 15.60      $ 14.57
     -------     -------           -------          -------      -------
        0.17        0.22              0.18             0.18         0.22
        0.41        1.53             (0.97)            4.32         2.83
     -------     -------           -------          -------      -------
        0.58        1.75             (0.79)            4.50         3.05
     -------     -------           -------          -------      -------
       (0.15)      (0.24)             0.00            (0.19)       (0.22)
       (1.85)      (1.82)             0.00            (2.27)       (1.80)
     -------     -------           -------          -------      -------
       (2.00)      (2.06)             0.00            (2.46)       (2.02)
     -------     -------           -------          -------      -------
     $ 15.12     $ 16.54           $ 16.85          $ 17.64      $ 15.60
     =======     =======           =======          =======      =======
         3.6        10.5              (4.5)            29.2         21.2
     $38,792     $66,726           $66,928          $63,303      $43,715
        0.85        0.78              0.79             0.84         1.13
        0.89        0.78              0.79             0.84         1.13
        0.87        1.20              1.36             1.12         1.44
          73          59                49               64           58

FINANCIAL HIGHLIGHTS
WORLDWIDE FUND

                                                           Institutional Class
                                                           -------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                             MARCH 31, 2001
                                                           -------------------
                                                               (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of period                             $13.93
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                                      0.28
 Net realized and unrealized gain (loss) on
  investments                                                     (1.70)
                                                                 ------
 Total from investment operations                                 (1.42)
                                                                 ------
LESS DISTRIBUTIONS--
 Dividends from net investment income                             (0.35)
 Distributions from net realized capital gains                    (3.31)
                                                                 ------
 Total distributions                                              (3.66)
                                                                 ------
Net asset value, end of period                                   $ 8.85
                                                                 ======
Total return (%)(a)                                               (11.3)
Net assets, end of period (000)                                  $9,220
Ratios to average net assets:
 Net expenses (%)(b)(c)                                            1.00
 Gross expenses (%)(c)                                             2.98
 Net investment income (loss) (%)(c)                               8.34
Portfolio turnover rate (%)                                          79

* From commencement of class operations on May 1, 1996 through December 31, 1996.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                             Institutional Class
     ---------------------------------------------------------------------------------
                                    NINE MONTHS                              PERIOD
         YEAR ENDED                    ENDED            YEAR ENDED           ENDED
       SEPTEMBER 30,               SEPTEMBER 30,       DECEMBER 31,       DECEMBER 31,
     -----------------------       -------------       ------------       ------------
      2000           1999              1998                1997              1996*
--------------------------------------------------------------------------------------
     $ 10.28        $  8.79           $ 9.86              $10.63             $10.00
     -------        -------           ------              ------             ------
        0.58(d)        0.50             0.33                0.47               0.30
        4.02           1.82            (1.40)              (0.10)              0.63
     -------        -------           ------              ------             ------
        4.60           2.32            (1.07)               0.37               0.93
     -------        -------           ------              ------             ------
       (0.48)         (0.44)            0.00               (0.47)             (0.30)
       (0.47)         (0.39)            0.00               (0.67)              0.00
     -------        -------           ------              ------             ------
       (0.95)         (0.83)            0.00               (1.14)             (0.30)
     -------        -------           ------              ------             ------
     $ 13.93        $ 10.28           $ 8.79              $ 9.86             $10.63
     =======        =======           ======              ======             ======
        46.5           27.8            (10.9)                3.5                9.2
     $ 9,748        $ 6,233           $4,907              $5,597             $5,189
        1.00           1.00             1.00                1.00               1.00
        2.48           3.46             3.28                2.62               3.72
        4.26           5.07             4.37                3.89               4.62
         183            165               93                 134                 76

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)


1. Loomis Sayles Funds is comprised of predominantly no-load mutual funds (the "Funds").

Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

The Trust consists of the following Funds:

FIXED INCOME FUNDS                   EQUITY FUNDS
------------------                   ------------
Loomis Sayles Bond Fund              Loomis Sayles Aggressive Growth Fund
Loomis Sayles Global Bond Fund       Loomis Sayles Emerging Markets Fund
Loomis Sayles High Yield Fund        Loomis Sayles Global Technology Fund
Loomis Sayles Intermediate Maturity
 Bond Fund                           Loomis Sayles Growth Fund
Loomis Sayles Investment Grade Bond
 Fund                                Loomis Sayles International Equity Fund
Loomis Sayles Managed Bond Fund      Loomis Sayles Research Fund
Loomis Sayles Short-Term Bond Fund   Loomis Sayles Small Cap Growth Fund
Loomis Sayles U.S. Government
 Securities Fund                     Loomis Sayles Small Cap Value Fund
                                     Loomis Sayles Value Fund
                                      (formerly Loomis Sayles Core Value Fund)
                                     Loomis Sayles Worldwide Fund

The financial statements of the Loomis Sayles Managed Bond Fund and Fixed Income Funds are presented separately.

Effective February 1, 2001, the name of the Loomis Sayles Core Value Fund changed to the Loomis Sayles Value Fund.

On December 18, 2000, the Loomis Sayles Mid-Cap Value Fund ceased investment operations under a plan of liquidation. Effective December 18, 2000, The Value Fund and Worldwide Fund ceased to offer Retail class shares.

The Equity Funds (excluding the Research Fund, Value Fund and Worldwide Fund) offer Institutional and Retail Class shares. The Aggressive Growth, Growth, International Equity, Small Cap Growth, and Small Cap Value Funds also offer Admin Class shares. Each class of shares has an equal pro rata interest in the assets of the relevant fund and general voting privileges. Institutional, Retail and Admin Classes differ with respect to distribution and certain other class-specific expenses and expense reductions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make

MARCH 31, 2001 (UNAUDITED)

estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Equity Funds:

A. SECURITY VALUATION| Equity securities for which quotations are readily available are valued at their last sale price on the exchange or markets where primarily traded or, if there is no reported sale during the day, at the closing bid price. Long-term debt securities for which quotations are readily available are valued by a pricing service, approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS| The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The Funds, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS| The books and records of each of the Funds (including those Funds that invest in foreign investments) are maintained in U.S. dollars. The value of investments, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of each day. Purchases and sales of investments, income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of investments held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

MARCH 31, 2001 (UNAUDITED)

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year-end resulting from changes in exchange rates.

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS| Each Fund that may invest in foreign investments may enter into forward foreign currency exchange contracts to protect its investments against changes in future foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2001, there were no open forward foreign currency exchange contracts.

E. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES| Security transactions are accounted for on the trade date (the date the buy or sell is

MARCH 31, 2001 (UNAUDITED)

executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Discounts on zero coupon bonds, original issue discount bonds, step bonds and payment in kind bonds are accreted according to the effective interest method. In determining net gain or loss on securities sold, the cost of securities are determined on the identified cost basis.

Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets. Investment income, realized and unrealized gains and losses, and the common expenses of a fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

F. FEDERAL INCOME TAXES| Each Fund is a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

At March 31, 2001, the Core Value Fund and the Global Technology Fund had available capital loss carryforwards of $286,901 and $1,473,624, respectively, which will expire on September 30, 2008. The capital losses are intended to be used to offset future capital gains.

The Small Cap Value Fund and Value Fund elected to defer post October losses of $565,865 and $309,019, respectively.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS| Each Fund pays its net investment income to shareholders annually. Distributions from net realized capital gains are declared and paid on an annual basis by all of the Funds. Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, foreign currency transactions, non-deductible organization costs, deferred losses due to wash sales, excise tax regulations and net operating losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

H. REDEMPTION FEES| Shares held in Emerging Markets Fund less than one year are subject to a redemption fee equal to 2% of the amount redeemed.

I. ORGANIZATION EXPENSE| Organization costs incurred by the Worldwide Fund are being amortized over 60 months.

MARCH 31, 2001 (UNAUDITED)


2. PORTFOLIO SECURITY TRANSACTIONS| The cost of purchases and proceeds from sales and maturities of securities other than short term investments for each Fund for the six months ended March 31, 2001 were as follows:

FUND                                                   PURCHASES      SALES
----                                                   ---------      -----
Aggressive Growth Fund............................... $211,042,315 $182,493,050
Emerging Markets Fund................................    2,867,075    2,541,063
Global Technology Fund...............................   10,747,212   12,359,546
Growth Fund..........................................   53,400,173   53,364,033
International Equity Fund............................  117,100,708  121,239,506
Research Fund........................................    3,593,392    2,478,913
Small Cap Growth Fund................................  268,819,680  174,267,556
Small Cap Value Fund.................................  166,255,581  169,991,674
Value Fund...........................................   19,995,860   17,696,910
Worldwide Fund.......................................    6,910,654    6,992,784

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES| During the six months ended March 31, 2001, the Funds incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P (formerly, Nvest Companies, L.P.), whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS") (formerly CDC Asset Management). CDC IXIS is part of the Caisse des Depots et Consignations. Separate management agreements for each Fund in effect during the six months ended March 31, 2001 provided for fees at the following annual percentage rate of each Fund's average daily net assets indicated below. Loomis Sayles has contractually agreed, until February 1, 2002, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of the Funds, to the following percentage rate of each Fund's average daily net assets:

                                                        MAXIMUM EXPENSE RATIOS
                                                      --------------------------
                                           MANAGEMENT INSTITUTIONAL RETAIL ADMIN
FUND                                          FEES        CLASS     CLASS  CLASS
----                                       ---------- ------------- ------ -----
Aggressive Growth Fund....................   0.75%        1.00%     1.25%  1.50%
Emerging Markets Fund.....................   1.25%        2.25%     2.50%    --
Global Technology Fund....................   1.00%        1.50%     1.75%    --
Growth Fund...............................   0.50%        0.85%     1.10%  1.35%
International Equity Fund.................   0.75%        1.00%     1.25%  1.50%
Research Fund.............................   0.75%        1.15%       --     --
Small Cap Growth Fund.....................   0.75%        1.00%     1.25%  1.50%
Small Cap Value Fund......................   0.75%        1.00%     1.25%  1.50%
Value Fund................................   0.50%        0.85%       --     --
Worldwide Fund............................   0.75%        1.00%       --     --

Retail and Admin Class shares are subject to distribution fees payable to Loomis Sayles Distributors L.P. (the "Distributor"), a subsidiary of Loomis Sayles at an annual rate of 0.25% of the relevant class' average net assets, pursuant to

MARCH 31, 2001 (UNAUDITED)

distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Admin Class shares are subject to a shareholder service fee payable to the Distributor at an annual rate of 0.25% of the Fund's average net assets attributable to the Admin Class. Retail and Admin Class shares have exclusive voting rights with respect to their distribution plans.

The Institutional Class and Retail Class of shares of the Funds may pay the Distributor sub-transfer agent and servicing fees with respect to omnibus Fund shareholder accounts in amounts that will not cause the Funds' respective classes to exceed their voluntary expense limitations and that do not exceed the amounts that the Funds' transfer agent would charge if the beneficial owners of the omnibus accounts held Fund shares directly. As of March 31, 2001, the following amounts were paid under this arrangement:

     FUND                                   SHARE CLASS                           AMOUNT
     ----                                   -----------                           ------
     Aggressive Growth Fund             Institutional Class                       $  488
     Small Cap Growth Fund              Institutional Class                       15,011
     Small Cap Value Fund               Institutional Class                       13,397

Loomis Sayles charges the Funds an administrative fee related to Loomis Sayles' performance of certain administrative services. As of March 31, 2001, the following amounts were incurred by the Funds:

     FUND                                     AMOUNT
     ----                                     ------
     Aggressive Growth Fund................. $ 22,872
     Emerging Markets Fund..................      570
     Global Technology Fund.................    1,607
     Growth Fund............................    6,449
     International Equity Fund..............   17,548
     Research Fund..........................      780
     Small Cap Growth Fund..................   48,482
     Small Cap Value Fund...................   57,241
     Value Fund.............................    7,303
     Worldwide Fund.........................    1,750

A. TRUSTEES FEES AND EXPENSES| The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Asset Management North America or their affiliates. Each independent Trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

B. SHAREHOLDERS| At March 31, 2001, Loomis, Sayles & Company, L.P. Funded Pension Plan and Trust ("Pension Plan") and the Loomis, Sayles & Company, L.P. Employees' Profit Sharing Retirement and Loomis Sayles

MARCH 31, 2001 (UNAUDITED)

Employees' Money Purchase Plan ("Defined Contribution Plans") held shares of beneficial interest in the Funds as follows:

                                                                      DEFINED
                                                            PENSION CONTRIBUTION
FUND                                                         PLAN      PLANS
----                                                        ------- ------------
Aggressive Growth Fund..................................... 113,677    516,702
Emerging Markets Fund......................................       0     35,343
Global Technology Fund..................................... 114,679     46,052
Growth Fund................................................ 274,523  1,170,677
International Equity Fund.................................. 808,948    442,910
Research Fund..............................................       0    103,520
Small Cap Growth Fund...................................... 228,921    391,119
Small Cap Value Fund....................................... 393,523    664,702
Value Fund................................................. 407,561    628,111
Worldwide Fund............................................. 756,647    164,878

4. BENEFICIAL INTEREST| The following Funds have shareholders each owning beneficially or of record 10% or more of the shares outstanding of a Fund as of March 31, 2001, and the total percentage of the shares of the Fund held by such shareholders.

                                       10% OR GREATER SHAREHOLDERS
                                       --------------------------------
                                            # OF              % OF
FUND                                    SHAREHOLDERS       SHARES HELD
----                                   --------------     -------------
Emerging Markets Fund.................                 1                 39%
Global Technology Fund................                 1                 12%
Research Fund.........................                 1                 43%

5. LINE OF CREDIT| The Trust has entered into an agreement which enables each Fund to borrow under a $25 million unsecured line of credit. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.455%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds based on each Fund's average daily unused portion of the line of credit. During the six months ended March 31, 2001, the Funds had no borrowings under the agreement.

MARCH 31, 2001 (UNAUDITED)


6. CAPITAL SHARE TRANSACTIONS| The tables below summarize the transactions in Fund shares for the periods indicated:

                                 LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED            PERIOD ENDED
                                MARCH 31, 2001          SEPTEMBER 30, 2000
                            ------------------------  -----------------------
                              SHARES       AMOUNT      SHARES       AMOUNT
INSTITUTIONAL CLASS SHARES    ------       ------      ------       ------
Issued from the sale of
 shares....................    380,147  $ 12,542,322  1,166,171  $ 47,463,571
Issued in connection with
 the reinvestment of
 distributions.............     19,999       653,953     29,485       838,267
Redeemed...................   (415,105)  (13,322,646)  (551,296)  (21,548,500)
                            ----------  ------------  ---------  ------------
Net change.................    (14,959) $   (126,371)   644,360  $ 26,753,338
                            ==========  ============  =========  ============

                              SHARES       AMOUNT      SHARES       AMOUNT
RETAIL CLASS SHARES           ------       ------      ------       ------
Issued from the sale of
 shares....................  1,881,032  $ 64,431,401  2,659,678  $115,539,153
Issued in connection with
 the reinvestment of
 distributions.............     47,308     1,532,767      3,146        89,009
Redeemed................... (1,304,119)  (37,615,224)  (380,017)  (15,983,199)
                            ----------  ------------  ---------  ------------
Net change.................    624,221  $ 28,348,944  2,282,807  $ 99,644,963
                            ==========  ============  =========  ============

                              SHARES       AMOUNT      SHARES*     AMOUNT*
ADMIN CLASS SHARES            ------       ------      -------     -------
Issued from the sale of
 shares....................     34,377  $    855,363          5  $        190
Issued in connection with
 the reinvestment of
 distributions.............         17           560          0             0
Redeemed...................         (9)         (181)         0             0
                            ----------  ------------  ---------  ------------
Net change.................     34,385  $    855,742          5  $        190
                            ==========  ============  =========  ============

* From July 31, 2000 (commencement of class operations)

MARCH 31, 2001 (UNAUDITED)


                                     LOOMIS SAYLES EMERGING MARKETS FUND
                                  --------------------------------------------
                                    SIX MONTHS ENDED         PERIOD ENDED
                                     MARCH 31, 2001       SEPTEMBER 30, 2000
                                  ---------------------  ---------------------
                                   SHARES     AMOUNT     SHARES*     AMOUNT*
INSTITUTIONAL CLASS SHARES         ------     ------     -------     -------
Issued from the sale of shares..    17,524  $   218,410   258,695  $ 3,406,250
Issued in connection with the
 reinvestment of distributions..     4,847       61,504         0            0
Redeemed........................   (10,985)    (139,053)  (11,149)    (183,893)
                                  --------  -----------  --------  -----------
Net change......................    11,386  $   140,861   247,546  $ 3,222,357
                                  ========  ===========  ========  ===========

                                   SHARES     AMOUNT     SHARES**   AMOUNT**
RETAIL CLASS SHARES                ------     ------     --------   --------
Issued from the sale of shares..     2,248  $    25,500     1,799  $    30,216
Issued in connection with the
 reinvestment of distributions..        41          515         0            0
Redeemed........................       (40)        (491)        0            0
                                  --------  -----------  --------  -----------
Net change......................     2,249  $    25,524     1,799  $    30,216
                                  ========  ===========  ========  ===========

* From November 9, 1999 (commencement of operations).
** From May 9, 1999 (commencement of class operations).

                                    LOOMIS SAYLES GLOBAL TECHNOLOGY FUND
                                  --------------------------------------------
                                    SIX MONTHS ENDED         PERIOD ENDED
                                     MARCH 31, 2001       SEPTEMBER 30, 2000
                                  ---------------------  ---------------------
                                   SHARES     AMOUNT     SHARES*     AMOUNT*
INSTITUTIONAL CLASS SHARES         ------     ------     -------     -------
Issued from the sale of shares..   231,395  $ 1,955,211   730,784  $ 9,373,436
Issued in connection with the
 reinvestment of distributions..         0            0         0            0
Redeemed........................  (227,898)  (1,743,231) (126,138)  (1,727,964)
                                  --------  -----------  --------  -----------
Net change......................     3,497  $   211,980   604,646  $ 7,645,472
                                  ========  ===========  ========  ===========

                                   SHARES     AMOUNT     SHARES*     AMOUNT*
RETAIL CLASS SHARES                ------     ------     -------     -------
Issued from the sale of shares..    11,548  $   120,266   766,007  $10,212,388
Issued in connection with the
 reinvestment of distributions..         0            0         0            0
Redeemed........................  (216,255)  (1,717,313) (314,497)  (4,111,027)
                                  --------  -----------  --------  -----------
Net change......................  (204,707) $(1,597,047)  451,510  $ 6,101,361
                                  ========  ===========  ========  ===========

* From January 31, 2000 (commencement of operations).

MARCH 31, 2001 (UNAUDITED)


                                          LOOMIS SAYLES GROWTH FUND
                                  --------------------------------------------
                                    SIX MONTHS ENDED         PERIOD ENDED
                                     MARCH 31, 2001       SEPTEMBER 30, 2000
                                  ---------------------  ---------------------
                                   SHARES     AMOUNT      SHARES     AMOUNT
INSTITUTIONAL CLASS SHARES         ------     ------      ------     ------
Issued from the sale of shares..   431,314  $ 4,604,591   982,589  $13,739,510
Issued in connection with the
 reinvestment of distributions..   172,869    1,970,702   213,234    2,582,261
Redeemed........................  (487,627)  (5,294,164) (701,344)  (9,865,685)
                                  --------  -----------  --------  -----------
Net change......................   116,556  $ 1,281,129   494,479  $ 6,456,086
                                  ========  ===========  ========  ===========
                                   SHARES     AMOUNT      SHARES     AMOUNT
RETAIL CLASS SHARES                ------     ------      ------     ------
Issued from the sale of shares..    10,976  $   125,557    30,092  $   403,759
Issued in connection with the
 reinvestment of distributions..     4,235       47,350     4,783       57,295
Redeemed........................    (4,408)     (52,231)  (24,121)    (333,030)
                                  --------  -----------  --------  -----------
Net change......................    10,803  $   120,676    10,754  $   128,024
                                  ========  ===========  ========  ===========

                                   SHARES     AMOUNT     SHARES*     AMOUNT*
ADMIN CLASS SHARES                 ------     ------     -------     -------
Issued from the sale of shares..       956  $    10,087        11  $       164
Issued in connection with the
 reinvestment of distributions..         1            8         0            0
Redeemed........................         0            0         0            0
                                  --------  -----------  --------  -----------
Net change......................       957  $    10,095        11  $       164
                                  ========  ===========  ========  ===========

* From July 31,2000 (commencement of class operations).

MARCH 31, 2001 (UNAUDITED)


                               LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                           ---------------------------------------------------
                              SIX MONTHS ENDED             PERIOD ENDED
                               MARCH 31, 2001           SEPTEMBER 30, 2000
                           ------------------------  -------------------------
INSTITUTIONAL CLASS          SHARES       AMOUNT       SHARES       AMOUNT
SHARES                       ------       ------       ------       ------
Issued from the sale of
 shares..................   1,027,782  $ 14,831,680   6,141,651  $ 121,233,754
Issued in connection with
 the reinvestment of
 distributions...........     266,782     3,903,024     293,954      4,952,186
Redeemed.................  (1,476,124)  (21,404,075) (6,000,308)  (118,835,898)
                           ----------  ------------  ----------  -------------
Net change...............    (181,560) $ (2,669,371)    435,297  $   7,350,042
                           ==========  ============  ==========  =============
                             SHARES       AMOUNT       SHARES       AMOUNT
RETAIL CLASS SHARES          ------       ------       ------       ------
Issued from the sale of
 shares..................     321,525  $  4,898,881   2,020,471  $  41,452,169
Issued in connection with
 the reinvestment of
 distributions...........      16,397       238,411       3,717         62,151
Redeemed.................    (352,027)   (5,180,984) (1,720,414)   (32,735,343)
                           ----------  ------------  ----------  -------------
Net change...............     (14,105) $    (43,692)    303,774  $   8,778,977
                           ==========  ============  ==========  =============
                             SHARES       AMOUNT      SHARES*       AMOUNT*
ADMIN CLASS SHARES           ------       ------      -------       -------
Issued from the sale of
 shares..................     106,915  $  1,548,586          10  $         167
Issued in connection with
 the reinvestment of
 distributions...........         354         5,142           0              0
Redeemed.................        (664)       (8,978)          0              0
                           ----------  ------------  ----------  -------------
Net change...............     106,605  $  1,544,750          10  $         167
                           ==========  ============  ==========  =============

* From July 31, 2000 (commencement of class operations)

                                     LOOMIS SAYLES RESEARCH FUND
                           ---------------------------------------------------
                              SIX MONTHS ENDED             PERIOD ENDED
                               MARCH 31, 2001           SEPTEMBER 30, 2000
                           ------------------------  -------------------------
INSTITUTIONAL CLASS          SHARES       AMOUNT      SHARES*       AMOUNT*
SHARES                       ------       ------      -------       -------
Issued from the sale of
 shares..................     143,534  $  1,180,832     332,974  $   3,417,087
Issued in connection with
 the reinvestment of
 distributions...........       1,853        16,773           0              0
Redeemed.................      (6,609)      (52,646)          0              0
                           ----------  ------------  ----------  -------------
Net change...............     138,778  $  1,144,959     332,974  $   3,417,087
                           ==========  ============  ==========  =============

* From July 31, 2000 (commencement of operations).

MARCH 31, 2001 (UNAUDITED)

                                 LOOMIS SAYLES SMALL CAP GROWTH FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED            PERIOD ENDED
                               MARCH 31, 2001          SEPTEMBER 30, 2000
                           ------------------------  ------------------------
INSTITUTIONAL CLASS          SHARES       AMOUNT       SHARES       AMOUNT
SHARES                       ------       ------       ------       ------
Issued from the sale of
 shares                     4,602,357  $ 82,892,560   6,544,949  $168,973,667
Issued in connection with
 the reinvestment of
 distributions                321,310     6,320,170           0             0
Redeemed                   (1,778,813)  (33,197,724) (1,674,604)  (44,399,753)
                           ----------  ------------  ----------  ------------
Net change                  3,144,854  $ 56,015,006   4,870,345  $124,573,914
                           ==========  ============  ==========  ============
                             SHARES       AMOUNT       SHARES       AMOUNT
RETAIL CLASS SHARES          ------       ------       ------       ------
Issued from the sale of
 shares                     4,190,969  $ 75,822,846   2,592,120  $ 68,236,170
Issued in connection with
 the reinvestment of
 distributions                123,190     2,399,734           0             0
Redeemed                   (1,557,013)  (27,951,766)   (358,545)   (9,601,016)
                           ----------  ------------  ----------  ------------
Net change                  2,757,146  $ 50,270,814   2,233,575  $ 58,635,154
                           ==========  ============  ==========  ============
                             SHARES       AMOUNT      SHARES*      AMOUNT*
ADMIN CLASS SHARES           ------       ------      -------      -------
Issued from the sale of
 shares                        69,057  $  1,125,149           7  $        174
Issued in connection with
 the reinvestment of
 distributions                      0             5           0             0
Redeemed                       (2,808)      (36,538)          0             0
                           ----------  ------------  ----------  ------------
Net change                     66,249  $  1,088,616           7  $        174
                           ==========  ============  ==========  ============

* From July 31, 2000 (commencement of class operations).

MARCH 31, 2001 (UNAUDITED)


                                LOOMIS SAYLES SMALL CAP VALUE FUND
                         ----------------------------------------------------
                            SIX MONTHS ENDED              YEAR ENDED
                             MARCH 31, 2001           SEPTEMBER 30, 2000
                         ------------------------  --------------------------
INSTITUTIONAL CLASS        SHARES       AMOUNT       SHARES        AMOUNT
SHARES                     ------       ------       ------        ------
Issued from the sale of
 shares.................  1,523,980  $ 30,990,753    3,190,066  $  59,944,936
Issued in connection
 with the reinvestment
 of distributions.......    686,673    13,425,888      375,284      6,439,674
Redeemed................ (1,832,336)  (37,475,929) (10,440,533)  (193,537,135)
                         ----------  ------------  -----------  -------------
Net change..............    378,317  $  6,940,712   (6,875,183) $(127,152,525)
                         ==========  ============  ===========  =============
                           SHARES       AMOUNT       SHARES        AMOUNT
RETAIL CLASS SHARES        ------       ------       ------        ------
Issued from the sale of
 shares.................  1,421,860  $ 28,948,115    2,528,175  $  45,649,528
Issued in connection
 with the reinvestment
 of distributions.......    263,247     5,136,298      102,820      1,765,489
Redeemed................ (1,248,085)  (25,050,713)  (2,440,517)   (44,447,741)
                         ----------  ------------  -----------  -------------
Net change..............    437,022  $  9,033,700      190,478  $   2,967,276
                         ==========  ============  ===========  =============
                           SHARES       AMOUNT       SHARES        AMOUNT
ADMIN CLASS SHARES         ------       ------       ------        ------
Issued from the sale of
 shares.................    250,574  $  5,079,696      398,777  $   7,378,041
Issued in connection
 with the reinvestment
 of distributions.......     23,780       462,909        3,646         62,683
Redeemed................   (124,423)   (2,501,984)    (124,340)    (2,321,148)
                         ----------  ------------  -----------  -------------
Net change..............    149,931  $  3,040,621      278,083  $   5,119,576
                         ==========  ============  ===========  =============
                                     LOOMIS SAYLES VALUE FUND
                         ----------------------------------------------------
                            SIX MONTHS ENDED              YEAR ENDED
                             MARCH 31, 2001           SEPTEMBER 30, 2000
                         ------------------------  --------------------------
INSTITUTIONAL CLASS        SHARES       AMOUNT       SHARES        AMOUNT
SHARES                     ------       ------       ------        ------
Issued from the sale of
 shares.................    442,847  $  6,930,061      550,258  $   8,139,639
Issued in connection
 with the reinvestment
 of distributions.......     25,560       400,025      491,545      7,448,228
Redeemed................   (244,149)   (3,782,042)  (2,510,635)   (36,184,566)
                         ----------  ------------  -----------  -------------
Net change..............    224,258  $  3,548,044   (1,468,832) $ (20,596,699)
                         ==========  ============  ===========  =============
                          SHARES*      AMOUNT*       SHARES        AMOUNT
RETAIL CLASS SHARES       -------      -------       ------        ------
Issued from the sale of
 shares.................      2,369  $     36,500       15,686  $     235,566
Issued in connection
 with the reinvestment
 of distributions.......        158         2,465        3,702         55,887
Redeemed................    (19,905)     (307,468)     (38,705)      (588,598)
                         ----------  ------------  -----------  -------------
Net change..............    (17,378) $   (268,503)     (19,317) $    (297,145)
                         ==========  ============  ===========  =============


* The Value Fund Retail Class liquidated on December 18, 2000.

MARCH 31, 2001 (UNAUDITED)


                                         LOOMIS SAYLES WORLDWIDE FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED       PERIOD ENDED
                                       MARCH 31, 2001     SEPTEMBER 30, 2000
                                     -------------------  -------------------
                                     SHARES     AMOUNT    SHARES     AMOUNT
INSTITUTIONAL CLASS SHARES           ------     ------    ------     ------
Issued from the sale of shares...... 115,102  $1,077,141   74,658  $1,047,957
Issued in connection with the
 reinvestment of distributions...... 274,557   2,619,237   48,902     580,451
Redeemed............................ (48,026)   (473,632) (30,118)   (413,407)
                                     -------  ----------  -------  ----------
Net change.......................... 341,633  $3,222,746   93,442  $1,215,001
                                     =======  ==========  =======  ==========

                                     SHARES*   AMOUNT*    SHARES     AMOUNT
RETAIL CLASS SHARES                  -------   -------    ------     ------
Issued from the sale of shares......   8,045  $   91,281   56,422  $  799,135
Issued in connection with the
 reinvestment of distributions......  24,389     231,591      989      11,700
Redeemed............................ (95,697)   (910,593)  (7,661)   (105,323)
                                     -------  ----------  -------  ----------
Net change.......................... (63,263) $ (587,721)  49,750  $  705,512
                                     =======  ==========  =======  ==========

* The Worldwide Fund Retail Class liquidated on December 18, 2000.

7. CHANGE IN ACCOUNTING PRINCIPLE| Effective October 1, 2001, the World Wide Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The adoption of this accounting principle will have no impact on the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations.

 LOOMIS SAYLES FUNDS
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 Telephone: 800 633-3330
 www.loomissayles.com